United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-04984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT AND CHIEF EXECUTIVE OFFICER

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (817) 391-6100

Date of fiscal year end:  December 31, 2012

Date of reporting period:  September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investments companies, registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULES OF INVESTMENTS.

The American Beacon International Equity Index Fund invests all of its investable assets in the Master International Index Series of the Quantitative Master Series Trust. The percentage of the portfolio held by The Fund at September 30, 2012 was 59.13%. The Schedule of Investments for the Master International Index Series for the fiscal quarter ended September 30, 2012 is provided below.

Schedule of Investments September 30, 2012 (Unaudited)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 8.6%
AGL Energy Ltd.	31,905	$494,303
ALS Ltd/Queensland	19,955	176,902
Alumina Ltd.	146,647	127,689
Amcor Ltd.	71,901	576,917
AMP Ltd.	170,407	761,342
APA Group	39,298	192,784
Asciano Ltd.	58,776	264,925
ASX Ltd.	10,341	315,967
Australia & New Zealand Banking Group Ltd.	158,475	4,049,923
Bendigo and Adelaide Bank Ltd.	24,172	192,089
BGP Holdings Plc	783,183	10
BHP Billiton Ltd.	190,459	6,507,761
Boral Ltd.	44,756	177,342
Brambles Ltd.	91,218	660,986
Caltex Australia Ltd.	8,111	138,194
Centro Retail Australia	78,030	169,182
CFS Retail Property Trust	118,698	236,835
Coca-Cola Amatil Ltd.	33,592	471,611
Cochlear Ltd.	3,281	227,623
Commonwealth Bank of Australia	94,023	5,413,661
Computershare Ltd.	26,450	226,936
Crown Ltd.	24,299	228,510
CSL Ltd.	30,040	1,428,815
Dexus Property Group	265,837	261,353
Echo Entertainment Group Ltd.	44,808	177,207
Fairfax Media Ltd.	134,235	57,459
Fortescue Metals Group Ltd.	83,687	300,023
Goodman Group	92,541	378,237
GPT Group	86,063	302,542
Harvey Norman Holdings Ltd.	31,404	62,839
Iluka Resources Ltd.	24,820	253,708
Incitec Pivot Ltd.	96,701	296,930
Insurance Australia Group Ltd.	122,826	553,967
Leighton Holdings Ltd.	9,101	155,717
Lend Lease Group	32,227	261,047
Lynas Corp. Ltd. (a)	102,974	83,289
Macquarie Group Ltd.	19,683	577,158
Metcash Ltd.	50,744	185,776
Mirvac Group	202,249	299,111
National Australia Bank Ltd.	132,494	3,483,508
Newcrest Mining Ltd.	45,209	1,359,031
Orica Ltd.	21,424	550,939
Origin Energy Ltd.	64,780	759,031
OZ Minerals Ltd.	17,695	122,843
Qantas Airways Ltd. (a)	66,688	83,925
QBE Insurance Group Ltd.	69,421	927,137
QR National Ltd.	101,196	356,270
Ramsay Health Care Ltd.	7,893	196,214
Rio Tinto Ltd.	25,766	1,415,254
Santos Ltd.	56,527	663,199
Sims Metal Management Ltd.	9,960	98,516
Sonic Healthcare Ltd.	21,930	307,198
SP AusNet	98,475	106,759
Stockland	131,207	452,627

Common Stocks	Shares	Value
Australia (concluded)
Suncorp Group Ltd.	75,536	$720,496
Sydney Airport	23,798	77,892
Tabcorp Holdings Ltd.	42,827	122,387
Tatts Group Ltd.	81,146	227,204
Telstra Corp. Ltd.	258,320	1,047,228
Toll Holdings Ltd.	40,393	183,706
Transurban Group	77,290	479,220
Wesfarmers Ltd.	59,338	2,100,107
Westfield Group	126,962	1,334,167
Westfield Retail Trust	171,114	510,932
Westpac Banking Corp.	180,556	4,629,607
Whitehaven Coal, Ltd.	25,486	75,130
Woodside Petroleum Ltd.	38,803	1,327,396
Woolworths Ltd.	72,787	2,167,376
WorleyParsons Ltd.	12,381	361,256

		53,493,225

Austria — 0.3%
Andritz AG	4,418	250,502
Erste Group Bank AG (a)	13,000	290,547
Immoeast AG NPV	30,711	—
IMMOFINANZ AG	56,834	206,416
OMV AG	8,526	298,667
Raiffeisen Bank AG	2,936	106,468
Telekom Austria AG	13,873	98,105
Verbund AG	4,091	84,746
Vienna Insurance Group	2,307	97,963
Voestalpine AG	6,546	196,226

		1,629,640

Belgium — 1.1%
Ageas	14,074	338,117
Anheuser-Busch InBev NV	47,500	4,063,561
Belgacom SA	8,989	274,285
Colruyt SA	4,551	198,279
Delhaize Group	6,073	234,548
Groupe Bruxelles Lambert SA	4,785	355,390
KBC Group Holding	9,727	233,603
Mobistar SA	1,776	56,029
Solvay SA	3,504	406,066
Telenet Group Holding NV	3,507	156,784
UCB SA	6,610	363,738
Umicore SA	6,728	352,202

		7,032,602

China — 0.0%
Foxconn International Holdings Ltd. (a)	130,313	42,739

Denmark — 1.2%
A.P. Moller - Maersk A/S, Class A	32	216,350
A.P. Moller - Maersk A/S, Class B	77	550,493
Carlsberg A/S, Class B	6,304	558,476
Coloplast A/S, Class B	1,340	279,232
Danske Bank A/S (a)	38,368	691,458
DSV A/S	11,286	253,367

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Denmark (concluded)
Novo-Nordisk A/S, Class B	24,094	$3,791,766
Novozymes A/S, Class B	14,644	403,902
TDC A/S	30,159	220,047
Tryg A/S	1,473	95,523
William Demant Holding A/S (a)	1,570	140,671

		7,201,285

Finland — 0.7%
Elisa Oyj	8,497	192,282
Fortum Oyj	26,165	482,093
Kesko Oyj, Class B	3,979	112,783
Kone Oyj, Class B	9,163	635,078
Metso Oyj	7,602	272,307
Neste Oil Oyj	7,701	101,178
Nokia Oyj	219,511	569,678
Nokian Renkaat Oyj	6,562	267,862
Orion Oyj, Class B	5,772	123,555
Pohjola Bank Plc, Class A	8,200	108,096
Sampo Oyj, Class A	24,651	768,146
Stora Enso Oyj, Class R	33,547	209,008
UPM-Kymmene Oyj	31,108	352,756
Wartsila Oyj	9,878	342,776

		4,537,598

France — 8.9%
Accor SA	8,767	291,875
Aeroports de Paris	1,802	143,687
Air Liquide SA	18,512	2,294,581
Alcatel-Lucent (a)	138,441	152,740
Alstom SA	12,192	426,812
ArcelorMittal	55,232	795,034
Arkema	3,702	346,516
Atos Origin SA	3,252	226,264
AXA SA	104,145	1,550,476
BNP Paribas SA	57,258	2,714,664
Bouygues SA	11,198	272,304
Bureau Veritas SA	3,238	332,401
Cap Gemini SA	8,779	370,991
Carrefour SA	33,858	702,337
Casino Guichard-Perrachon SA	3,265	288,810
Christian Dior SA	3,217	430,925
Cie Generale de Geophysique - Veritas (a)	8,257	265,178
Cie Generale des Etablissements Michelin, Class B	10,724	839,707
CNP Assurances	8,926	116,492
Compagnie de Saint-Gobain	23,451	820,835
Credit Agricole SA (a)	59,680	410,500
Danone SA	34,292	2,109,952
Dassault Systemes SA	3,616	379,911
Edenred	9,905	278,128
EDF SA	14,243	297,819
Essilor International SA	11,901	1,113,647
Eurazeo	1,897	86,826
European Aeronautic Defence and Space Co. NV	24,361	772,120

Common Stocks	Shares	Value
France (concluded)
Eutelsat Communications SA	7,882	$253,245
Fonciere Des Regions	1,576	118,439
France Telecom SA	109,686	1,328,251
GDF Suez	75,251	1,677,497
Gecina SA	1,318	134,879
Groupe Eurotunnel SA	32,609	229,684
ICADE	1,401	114,111
Iliad SA	1,388	225,886
Imerys SA	2,041	119,752
JC Decaux SA	3,995	90,431
Klepierre	6,076	212,883
L’Oreal SA	14,306	1,768,808
Lafarge SA	11,026	592,399
Lagardere S.C.A.	7,188	196,332
Legrand SA	14,158	533,666
LVMH Moet Hennessy Louis Vuitton SA	15,051	2,259,427
Natixis	55,575	174,461
Pernod Ricard SA	12,475	1,399,327
Peugeot SA (a)	13,963	110,230
PPR SA	4,454	683,601
Publicis Groupe SA	10,362	579,576
Remy Cointreau SA	1,370	157,526
Renault SA	11,329	530,833
Rexel SA	6,663	134,071
Safran SA	13,652	491,057
Sanofi	70,357	6,020,904
Schneider Electric SA	30,926	1,828,449
Scor SE	9,890	254,929
SES SA	17,738	482,359
Societe BIC SA	1,747	211,007
Societe Generale SA (a)	41,161	1,166,417
Sodexo	5,567	419,152
Suez Environnement Co.	16,733	189,276
Technip SA	5,961	662,336
Thales SA	5,485	188,283
Total SA	125,651	6,251,124
Unibail-Rodamco SE	5,440	1,084,004
Vallourec SA	6,204	262,117
Veolia Environnement SA	20,519	220,765
Vinci SA	27,065	1,151,560
Vivendi SA	75,927	1,479,589
Wendel SA	1,975	166,680
Zodiac Aerospace	2,078	202,879

		55,189,734

Germany — 8.4%
Adidas AG	12,424	1,019,528
Allianz SE, Registered Shares	26,964	3,215,819
Axel Springer AG	2,378	103,135
BASF SE	54,315	4,589,403
Bayer AG, Registered Shares	48,923	4,206,871
Bayerische Motoren Werke AG	19,586	1,436,234
Bayerische Motoren Werke AG, Preference Shares	3,137	161,262

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	2

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Germany (continued)
Beiersdorf AG	5,934	$435,821
Brenntag AG	2,995	383,774
Celesio AG	5,109	91,221
Commerzbank AG (a)	215,111	384,828
Continental AG	4,726	463,500
Daimler AG, Registered Shares	53,692	2,605,972
Deutsche Bank AG, Registered Shares	54,785	2,170,001
Deutsche Boerse AG	11,460	634,170
Deutsche Lufthansa AG, Registered Shares	13,760	186,738
Deutsche Post AG, Registered Shares	50,249	981,649
Deutsche Telekom AG, Registered Shares	165,652	2,037,150
E.ON AG	106,730	2,536,216
Fraport AG Frankfurt Airport Services Worldwide	2,208	127,774
Fresenius Medical Care AG & Co. KGaA	12,490	916,145
Fresenius SE & Co. KGaA	7,318	849,743
GEA Group AG	10,382	314,769
Hannover Rueckversicherung AG, Registered Shares	3,663	234,402
HeidelbergCement AG	8,314	436,683
Henkel AG & Co KGaA	7,668	500,472
Henkel AG & Co KGaA, Preference Shares	10,611	845,257
Hochtief AG (a)	1,911	89,623
Hugo Boss AG	1,445	127,271
Infineon Technologies AG	64,031	406,989
K+S AG	10,168	500,929
Kabel Deutschland Holding AG (a)	5,288	377,483
Lanxess AG	4,929	409,431
Linde AG	10,974	1,891,476
MAN SE	2,519	231,042
Merck KGaA	3,822	471,799
Metro AG	7,745	232,036
Muenchener Rueckversicherungs AG, Registered Shares	10,604	1,658,067
Porsche Automobil Holding SE, Preference Shares	9,028	540,997
ProSieben SAT.1 Media AG, Preference Shares	5,286	133,264
RWE AG	28,829	1,290,041
RWE AG, Non-Voting Preference Shares	2,343	93,448
Salzgitter AG	2,347	90,833
SAP AG	54,449	3,874,773
Siemens AG, Registered Shares	48,645	4,865,499
Suedzucker AG	3,982	141,061
ThyssenKrupp AG	22,790	485,491
United Internet AG	6,020	122,880
Volkswagen AG	1,750	293,338
Volkswagen AG, Preference Shares	8,554	1,564,059

Common Stocks	Shares	Value
Germany (concluded)
Wacker Chemie AG	940	$60,436

		51,820,803

Greece — 0.0%
Coca Cola Hellenic Bottling Co. SA	11,991	223,739
OPAP SA	13,417	68,852

		292,591

Hong Kong — 3.0%
AIA Group Ltd.	607,000	2,249,196
ASM Pacific Technology Ltd.	11,904	140,760
Bank of East Asia Ltd.	80,132	298,949
BOC Hong Kong Holdings Ltd.	217,400	687,548
Cathay Pacific Airways Ltd. (a)	71,263	115,327
Cheung Kong Holdings Ltd.	81,835	1,195,504
Cheung Kong Infrastructure Holdings Ltd.	28,500	172,352
CLP Holdings Ltd.	107,187	909,800
First Pacific Co. Ltd.	128,000	138,420
Galaxy Entertainment Group Ltd. (a)	88,000	292,370
Hang Lung Group Ltd.	52,000	328,379
Hang Lung Properties Ltd.	132,000	449,444
Hang Seng Bank Ltd.	44,953	687,198
Henderson Land Development Co., Ltd.	55,491	397,396
Hong Kong & China Gas Ltd.	306,295	774,255
Hong Kong Exchanges and Clearing Ltd.	61,127	918,360
Hopewell Holdings Ltd.	34,349	118,362
Hutchison Whampoa Ltd.	127,176	1,226,455
Hysan Development Co. Ltd.	37,791	171,606
Kerry Properties Ltd.	43,000	216,839
Li & Fung Ltd.	343,980	530,435
Lifestyle International Holdings Ltd.	26,966	55,584
The Link REIT	132,914	629,525
MGM China Holdings Ltd.	59,600	102,369
MTR Corp.	87,000	328,897
New World Development Co., Ltd.	223,226	343,991
NWS Holdings Ltd.	81,500	130,636
Orient Overseas International Ltd.	12,557	68,816
PCCW Ltd.	240,000	97,842
Power Assets Holdings Ltd.	81,500	692,014
Sands China Ltd.	142,200	526,477
Shangri-La Asia Ltd.	91,905	177,744
Sino Land Co. Ltd.	173,263	322,660
SJM Holdings Ltd.	117,000	252,828
Sun Hung Kai Properties Ltd.	92,324	1,343,356
Swire Pacific Ltd., Class A	40,577	495,396
Wharf Holdings Ltd.	89,357	617,886
Wheelock & Co., Ltd.	55,000	236,290
Wing Hang Bank Ltd.	10,500	98,314
Wynn Macau Ltd.	92,000	246,648
Yue Yuen Industrial Holdings Ltd.	44,785	150,191

		18,936,419

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	3

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Ireland — 0.5%
Anglo Irish Bank Corp. Plc	62,641	$1
CRH Plc	42,929	824,462
Elan Corp. Plc (a)	29,579	317,773
Experian Plc	59,687	993,830
James Hardie Industries SE	26,368	236,823
Kerry Group Plc	8,906	456,070
Ryanair Holdings Plc (a)	10,891	62,012

		2,890,971

Israel — 0.6%
Bank Hapoalim BM (a)	63,064	225,014
Bank Leumi Le-Israel BM (a)	75,051	210,335
Bezeq The Israeli Telecommunication Corp. Ltd.	106,656	124,594
Delek Group, Ltd.	296	49,660
Israel Chemicals Ltd.	26,258	318,922
The Israel Corp. Ltd.	136	86,590
Mellanox Technologies, Ltd. (a)	2,101	217,896
Mizrahi Tefahot Bank Ltd. (a)	7,472	66,340
Nice Systems Ltd. (a)	3,650	121,341
Teva Pharmaceutical Industries Ltd.	54,983	2,269,634

		3,690,326

Italy — 2.2%
Assicurazioni Generali SpA	69,330	999,489
Atlantia SpA	19,660	305,807
Autogrill SpA	6,158	58,625
Banca Monte dei Paschi di Siena SpA (a)	399,301	115,994
Banco Popolare SC (a)	105,991	158,877
Enel Green Power SpA	105,171	178,138
Enel SpA	387,822	1,373,921
Eni SpA	150,126	3,291,283
Exor SpA	3,851	97,036
Fiat Industrial SpA	51,056	500,001
Fiat SpA (a)	50,662	270,978
Finmeccanica SpA (a)	24,315	115,580
Intesa Sanpaolo SpA	599,288	913,821
Intesa Sanpaolo SpA, Non-Convertible Savings Shares	56,017	72,666
Luxottica Group SpA	6,926	244,310
Mediaset SpA	42,584	80,225
Mediobanca SpA	31,051	166,366
Pirelli & C SpA	14,294	154,244
Prysmian SpA	12,241	218,794
Saipem SpA	15,778	760,347
Snam Rete Gas SpA	98,615	437,432
Telecom Italia SpA	553,628	556,149
Telecom Italia SpA (Non-Convertible Savings Shares)	358,743	314,253
Tenaris SA	27,838	569,677
Terna SpA	76,453	285,081
UniCredit SpA (a)	240,341	1,000,140

Common Stocks	Shares	Value
Italy (concluded)
Unione di Banche Italiane ScpA	52,398	$194,310

		13,433,544

Japan — 19.6%
ABC-Mart, Inc.	1,600	70,611
Advantest Corp.	9,000	117,011
Aeon Co., Ltd.	35,400	399,736
Aeon Credit Service Co. Ltd.	3,600	77,410
Aeon Mall Co., Ltd.	4,400	107,439
Air Water, Inc.	9,000	110,147
Aisin Seiki Co. Ltd.	11,300	321,817
Ajinomoto Co., Inc.	38,000	595,205
Alfresa Holdings Corp.	2,500	123,149
All Nippon Airways Co. Ltd.	65,000	136,629
Amada Co. Ltd.	21,000	91,761
Aozora Bank Ltd.	35,000	107,030
Asahi Glass Co. Ltd.	59,100	393,159
Asahi Group Holdings Ltd.	22,800	562,274
Asahi Kasei Corp.	75,000	386,597
Asics Corp.	9,000	121,402
Astellas Pharma, Inc.	26,400	1,337,949
The Bank of Kyoto Ltd.	19,000	160,748
The Bank of Yokohama Ltd.	72,000	342,378
Benesse Holdings, Inc.	3,900	188,718
Bridgestone Corp.	38,700	897,540
Brother Industries Ltd.	14,200	131,523
Canon, Inc.	67,200	2,156,964
Casio Computer Co. Ltd.	14,000	99,172
Central Japan Railway Co.	8,500	746,104
The Chiba Bank Ltd.	46,000	267,408
Chiyoda Corp.	9,000	139,823
Chubu Electric Power Co., Inc.	37,900	492,126
Chugai Pharmaceutical Co. Ltd.	13,500	282,953
The Chugoku Bank Ltd.	10,000	140,892
The Chugoku Electric Power Co., Inc.	18,000	239,257
Citizen Holdings Co. Ltd.	15,800	79,872
Coca-Cola West Co. Ltd.	3,900	64,673
Cosmo Oil Co. Ltd.	30,000	55,162
Credit Saison Co., Ltd.	9,500	229,518
Dai Nippon Printing Co., Ltd.	34,000	237,083
The Dai-ichi Life Insurance Co. Ltd.	506	572,327
Daicel Corp.	18,000	107,812
Daido Steel Co. Ltd.	17,000	78,950
Daihatsu Motor Co. Ltd.	12,000	199,939
Daiichi Sankyo Co. Ltd.	39,500	650,652
Daikin Industries Ltd.	13,800	356,924
Dainippon Sumitomo Pharma Co. Ltd.	9,600	105,477
Daito Trust Construction Co. Ltd.	4,300	431,652
Daiwa House Industry Co. Ltd.	30,000	434,697
Daiwa Securities Group Inc.	99,000	376,030
Dena Co. Ltd.	6,400	212,306
Denki Kagaku Kogyo KK	29,000	89,872
Denso Corp.	28,900	908,051

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	4

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Dentsu, Inc.	10,713	$271,341
East Japan Railway Co.	20,149	1,333,160
Eisai Co., Ltd.	14,800	666,710
Electric Power Development Co., Ltd.	7,000	184,318
FamilyMart Co. Ltd.	3,600	176,866
FANUC Corp.	11,300	1,818,828
Fast Retailing Co. Ltd.	3,200	743,162
Fuji Electric Co., Ltd.	31,800	64,495
Fuji Heavy Industries Ltd.	34,000	283,271
FUJIFILM Holdings Corp.	27,300	457,234
Fujitsu Ltd.	110,000	412,964
Fukuoka Financial Group, Inc.	46,000	186,776
Furukawa Electric Co. Ltd.	38,000	71,397
Gree, Inc.	5,600	102,237
GS Yuasa Corp.	21,000	87,306
The Gunma Bank Ltd.	23,000	116,802
The Hachijuni Bank Ltd.	25,000	138,608
Hakuhodo DY Holdings, Inc.	1,400	94,311
Hamamatsu Photonics KK	4,400	151,172
Hankyu Hanshin Holdings, Inc.	69,000	372,637
Hino Motors Ltd.	14,000	91,649
Hirose Electric Co. Ltd.	1,800	201,502
Hisamitsu Pharmaceutical Co., Inc.	3,700	204,781
Hitachi Chemical Co. Ltd.	6,300	84,970
Hitachi Construction Machinery Co. Ltd.	6,500	104,973
Hitachi High-Technologies Corp.	3,700	89,326
Hitachi Ltd.	274,000	1,521,552
Hitachi Metals Ltd.	10,000	89,091
Hokkaido Electric Power Co., Inc.	11,000	89,290
Hokuriku Electric Power Co.	10,100	122,423
Honda Motor Co. Ltd.	96,500	2,982,364
Hoya Corp.	25,600	561,617
Hulic Co., Ltd.	14,000	85,053
Ibiden Co. Ltd.	7,300	106,789
Idemitsu Kosan Co. Ltd.	1,300	106,327
IHI Corp.	79,000	175,948
Inpex Corp.	130	772,817
Isetan Mitsukoshi Holdings Ltd.	21,605	225,113
Isuzu Motors Ltd.	70,000	337,312
ITOCHU Corp.	89,500	903,529
Itochu Techno-Solutions Corp.	1,400	72,765
The Iyo Bank Ltd.	15,000	122,089
J. Front Retailing Co. Ltd.	28,600	160,282
Japan Petroleum Exploration Co.	1,600	64,123
Japan Prime Realty Investment Corp.	47	141,695
Japan Real Estate Investment Corp.	33	332,092
Japan Retail Fund Investment Corp.	113	201,766
The Japan Steel Works Ltd.	19,000	105,582
Japan Tobacco, Inc.	53,400	1,598,461
JFE Holdings, Inc.	27,200	358,323

Common Stocks	Shares	Value
Japan (continued)
JGC Corp.	12,000	$399,651
The Joyo Bank Ltd.	39,000	190,732
JS Group Corp.	15,800	376,516
JSR Corp.	10,700	175,109
JTEKT Corp.	13,400	105,921
Jupiter Telecommunications Co. Ltd.	119	120,769
JX Holdings, Inc.	133,960	731,766
Kajima Corp.	50,800	138,579
Kamigumi Co. Ltd.	15,000	123,944
Kaneka Corp.	17,000	81,841
The Kansai Electric Power Co., Inc.	44,100	343,984
Kansai Paint Co. Ltd.	13,000	144,079
Kao Corp.	31,300	920,260
Kawasaki Heavy Industries Ltd.	84,000	166,607
Kawasaki Kisen Kaisha Ltd.	56,000	70,369
KDDI Corp.	15,800	1,225,486
Keikyu Corp.	28,000	263,773
Keio Corp.	34,000	256,186
Keisei Electric Railway Co. Ltd.	16,000	144,333
Keyence Corp.	2,692	689,373
Kikkoman Corp.	10,000	136,554
Kinden Corp.	7,000	44,040
Kintetsu Corp.	96,000	375,937
Kirin Holdings Co. Ltd.	51,000	681,944
Kobe Steel Ltd.	149,000	118,049
Koito Manufacturing Co., Ltd.	6,000	69,268
Komatsu Ltd.	55,000	1,077,995
Konami Corp.	6,100	138,507
Konica Minolta Holdings, Inc.	28,500	219,242
Kubota Corp.	64,000	645,908
Kuraray Co. Ltd.	20,500	232,805
Kurita Water Industries Ltd.	6,800	150,341
Kyocera Corp.	9,000	779,840
Kyowa Hakko Kirin Co. Ltd.	15,000	181,142
Kyushu Electric Power Co., Inc.	24,500	202,051
Lawson, Inc.	3,500	268,675
Mabuchi Motor Co. Ltd.	1,300	59,446
Makita Corp.	6,800	263,220
Marubeni Corp.	97,000	616,678
Marui Group Co. Ltd.	13,400	94,759
Maruichi Steel Tube Ltd.	2,700	57,672
Mazda Motor Corp. (a)	164,400	191,883
McDonald’s Holdings Co. Japan Ltd.	4,000	113,954
Medipal Holdings Corp.	8,800	121,133
Meiji Holdings Co. Ltd.	3,593	178,307
Miraca Holdings, Inc.	3,300	148,197
Mitsubishi Chemical Holdings Corp.	80,000	305,560
Mitsubishi Corp.	83,000	1,503,367
Mitsubishi Electric Corp.	115,000	847,647
Mitsubishi Estate Co. Ltd.	74,000	1,414,889
Mitsubishi Gas Chemical Co., Inc.	23,000	115,362
Mitsubishi Heavy Industries Ltd.	178,200	770,654

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	5

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Mitsubishi Logistics Corp.	7,000	$83,201
Mitsubishi Materials Corp.	67,000	210,793
Mitsubishi Motors Corp. (a)	230,000	212,149
Mitsubishi Tanabe Pharma Corp.	13,700	207,916
Mitsubishi UFJ Financial Group, Inc.	753,974	3,528,261
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,500	147,354
Mitsui & Co. Ltd.	102,800	1,442,250
Mitsui Chemicals, Inc.	49,000	95,465
Mitsui Fudosan Co. Ltd.	50,000	999,131
Mitsui OSK Lines Ltd.	62,000	144,242
Mizuho Financial Group, Inc.	1,354,064	2,197,696
MS&AD Insurance Group Holdings	29,770	513,901
Murata Manufacturing Co. Ltd.	11,900	633,514
Nabtesco Corp.	5,700	104,930
Namco Bandai Holdings, Inc.	10,800	182,964
NEC Corp.	157,000	249,142
Nexon Co., Ltd. (a)	6,000	82,839
NGK Insulators Ltd.	16,000	191,433
NGK Spark Plug Co. Ltd.	11,000	115,727
NHK Spring Co. Ltd.	8,800	75,615
Nidec Corp.	6,400	467,508
Nikon Corp.	20,100	552,695
Nintendo Co. Ltd.	6,300	800,244
Nippon Building Fund, Inc.	36	388,046
Nippon Electric Glass Co., Ltd.	23,500	129,494
Nippon Express Co., Ltd.	49,000	185,600
Nippon Meat Packers, Inc.	10,000	128,246
Nippon Paper Group, Inc.	5,894	69,331
Nippon Steel Corp.	299,000	612,274
Nippon Telegraph & Telephone Corp.	25,876	1,231,182
Nippon Yusen KK	96,000	169,585
The Nishi-Nippon City Bank Ltd.	41,000	94,898
Nissan Motor Co. Ltd.	147,200	1,252,774
Nisshin Seifun Group, Inc.	11,500	141,381
Nisshin Steel Co. Ltd. (a)	38,000	40,191
Nissin Foods Holdings Co. Ltd.	3,500	137,105
Nitori Holdings Co. Ltd.	2,100	194,909
Nitto Denko Corp.	9,710	462,194
NKSJ Holdings, Inc.	22,075	430,506
NOK Corp.	6,200	99,389
Nomura Holdings, Inc.	216,400	772,788
Nomura Real Estate Holdings, Inc.	5,700	99,946
Nomura Real Estate Office Fund, Inc.	16	100,261
Nomura Research Institute Ltd.	6,100	125,711
NSK Ltd.	26,000	151,005
NTN Corp.	25,000	50,273
NTT Data Corp.	75	235,477
NTT DoCoMo, Inc.	902	1,457,339
NTT Urban Development Corp.	66	53,557
Obayashi Corp.	39,000	177,730
Odakyu Electric Railway Co. Ltd.	36,000	378,349

Common Stocks	Shares	Value
Japan (continued)
OJI Paper Co. Ltd.	46,000	$139,993
Olympus Corp. (a)	13,000	253,809
Omron Corp.	12,100	232,520
Ono Pharmaceutical Co. Ltd.	4,900	301,507
Oracle Corp. Japan	2,200	113,301
Oriental Land Co., Ltd.	3,000	395,000
ORIX Corp.	6,170	617,985
Osaka Gas Co., Ltd.	111,000	488,379
Otsuka Corp.	900	80,486
Otsuka Holdings Co., Ltd.	21,500	666,305
Panasonic Corp.	131,100	867,416
Rakuten, Inc.	42,800	435,192
Resona Holdings, Inc.	111,356	455,947
Ricoh Co. Ltd.	37,000	312,455
Rinnai Corp.	2,000	149,267
Rohm Co. Ltd.	5,900	198,688
Sankyo Co. Ltd.	2,800	130,265
Sanrio Co. Ltd.	2,700	96,570
Santen Pharmaceutical Co. Ltd.	4,400	201,827
SBI Holdings, Inc.	13,440	86,590
Secom Co., Ltd.	12,400	646,320
Sega Sammy Holdings, Inc.	11,532	217,604
Seiko Epson Corp.	7,800	47,636
Sekisui Chemical Co. Ltd.	25,000	201,355
Sekisui House Ltd.	32,000	317,677
Seven & I Holdings Co., Ltd.	44,700	1,369,755
Seven Bank Ltd.	33,800	103,133
Sharp Corp. (a)	57,000	140,962
Shikoku Electric Power Co. Inc.	10,200	114,984
Shimadzu Corp.	14,000	98,261
Shimamura Co. Ltd.	1,300	151,343
Shimano, Inc.	4,300	312,207
Shimizu Corp.	36,000	121,092
Shin-Etsu Chemical Co. Ltd.	24,200	1,360,017
Shinsei Bank Ltd.	93,000	120,135
Shionogi & Co. Ltd.	17,800	271,253
Shiseido Co. Ltd.	21,600	296,078
The Shizuoka Bank Ltd.	32,000	327,442
Showa Denko KK	81,000	128,519
Showa Shell Sekiyu KK	10,900	57,682
SMC Corp.	3,200	514,987
Softbank Corp.	52,300	2,114,568
Sojitz Corp.	75,200	97,224
Sony Corp.	59,900	700,421
Sony Financial Holdings, Inc.	10,500	179,023
Square Enix Holdings Co. Ltd.	3,500	53,348
Stanley Electric Co., Ltd.	8,700	128,794
Sumco Corp. (a)	7,000	47,124
Sumitomo Chemical Co. Ltd.	90,000	229,278
Sumitomo Corp.	67,000	901,325
Sumitomo Electric Industries Ltd.	44,400	469,559
Sumitomo Heavy Industries Ltd.	33,000	112,494
Sumitomo Metal Industries Ltd. (a)	199,000	291,989
Sumitomo Metal Mining Co., Ltd.	30,000	377,443

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	6

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Sumitomo Mitsui Financial Group, Inc.	79,650	$2,481,749
Sumitomo Mitsui Trust Holdings, Inc.	183,820	545,734
Sumitomo Realty & Development Co. Ltd.	21,000	556,467
Sumitomo Rubber Industries Ltd.	10,300	122,493
Suruga Bank Ltd.	11,000	124,677
Suzuken Co. Ltd.	4,200	139,255
Suzuki Motor Corp.	21,800	423,419
Sysmex Corp.	4,300	206,763
T&D Holdings, Inc.	34,300	370,346
Taiheiyo Cement Corp.	69,000	148,537
Taisei Corp.	62,000	177,654
Taisho Pharmaceutical Holdings Co. Ltd.	2,200	178,935
Taiyo Nippon Sanso Corp.	15,000	78,893
Takashimaya Co., Ltd.	16,000	109,697
Takeda Pharmaceutical Co., Ltd.	46,800	2,153,154
TDK Corp.	7,400	275,178
Teijin Ltd.	56,000	136,841
Terumo Corp.	9,000	386,958
THK Co., Ltd.	7,200	110,012
Tobu Railway Co. Ltd.	60,000	322,843
Toho Co. Ltd.	6,800	125,026
Toho Gas Co. Ltd.	25,000	165,891
Tohoku Electric Power Co., Inc.	26,900	216,196
Tokio Marine Holdings, Inc.	43,000	1,094,203
The Tokyo Electric Power Co., Inc. (a)	86,000	141,575
Tokyo Electron Ltd.	10,000	426,000
Tokyo Gas Co. Ltd.	147,000	808,343
Tokyu Corp.	66,000	315,266
Tokyu Land Corp.	26,000	138,943
TonenGeneral Sekiyu KK	17,000	147,453
Toppan Printing Co., Ltd.	33,000	191,395
Toray Industries, Inc.	86,700	512,922
Toshiba Corp.	240,000	769,199
Tosoh Corp.	30,000	56,958
Toto Ltd.	16,000	117,534
Toyo Seikan Kaisha Ltd.	9,100	97,200
Toyo Suisan Kaisha Ltd.	5,000	125,115
Toyoda Gosei Co. Ltd.	4,100	82,104
Toyota Boshoku Corp.	3,400	35,271
Toyota Industries Corp.	9,400	263,129
Toyota Motor Corp.	163,000	6,391,116
Toyota Tsusho Corp.	12,800	273,430
Trend Micro, Inc.	6,300	175,656
Tsumura & Co.	3,600	112,635
Ube Industries Ltd.	61,000	130,990
Uni-charm Corp.	6,700	384,146
Ushio, Inc.	6,300	75,571
USS Co., Ltd.	1,320	139,404
West Japan Railway Co.	10,000	427,052
Yahoo Japan Corp.	873	332,134

Common Stocks	Shares	Value
Japan (concluded)
Yakult Honsha Co., Ltd.	5,900	$279,760
Yamada Denki Co. Ltd.	5,180	227,232
Yamaguchi Financial Group, Inc.	12,000	97,100
Yamaha Corp.	9,100	84,250
Yamaha Motor Co., Ltd.	16,800	146,616
Yamato Holdings Co. Ltd.	21,800	344,780
Yamato Kogyo Co. Ltd.	2,300	67,732
Yamazaki Baking Co. Ltd.	6,000	80,300
Yaskawa Electric Corp.	13,000	86,708
Yokogawa Electric Corp.	12,400	143,117

		121,409,534

Netherlands — 2.6%
Aegon NV	101,405	527,183
Akzo Nobel NV	13,978	789,292
ASML Holding NV	24,881	1,330,845
Corio NV	3,960	168,367
DE Master Blenders 1753 NV (a)	34,896	420,800
Delta Lloyd NV	7,768	118,121
Fugro NV	4,091	278,046
Gemalto NV	4,738	416,702
Heineken Holding NV	6,005	291,718
Heineken NV	13,537	806,942
ING Groep NV (a)	226,462	1,793,624
Koninklijke Ahold NV	61,400	769,008
Koninklijke Boskalis Westminster NV	4,247	153,422
Koninklijke DSM NV	9,096	453,747
Koninklijke KPN NV	59,932	456,216
Koninklijke Philips Electronics NV	61,198	1,428,816
Koninklijke Vopak NV	4,128	289,651
QIAGEN NV (a)	14,181	261,466
Randstad Holding NV	7,165	238,150
Reed Elsevier NV	40,583	541,286
SBM Offshore NV (a)	10,303	146,796
STMicroelectronics NV	38,200	206,174
TNT Express NV	19,470	203,176
Unilever NV	96,419	3,419,597
Wolters Kluwer NV	17,920	336,640

		15,845,785

New Zealand — 0.1%
Auckland International Airport Ltd.	55,663	120,773
Contact Energy Ltd. (a)	21,676	94,837
Fletcher Building Ltd.	40,681	234,167
SKYCITY Entertainment Group Ltd.	34,663	108,465
Telecom Corp. of New Zealand Ltd.	109,451	215,489

		773,731

Norway — 1.0%
Aker Solutions ASA	9,879	188,191
DnB NOR ASA	57,475	704,067
Gjensidige Forsikring ASA	12,018	166,973
Norsk Hydro ASA	55,191	259,364
Orkla ASA	45,662	347,906
Seadrill Ltd.	20,782	816,412

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	7

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Norway (concluded)
Statoil ASA	65,930	$1,701,428
Subsea 7 SA	16,655	384,720
Telenor ASA	43,114	841,485
Yara International ASA	11,034	554,057

		5,964,603

Portugal — 0.2%
Banco Espirito Santo SA, Registered Shares (a)	126,038	91,383
EDP - Energias de Portugal SA	113,722	312,435
Galp Energia SGPS SA	13,843	224,268
Jeronimo Martins SGPS SA	13,123	219,082
Portugal Telecom SGPS SA, Registered Shares	38,340	189,445

		1,036,613

Singapore — 1.9%
Ascendas Real Estate Investment Trust	113,962	223,218
CapitaLand Ltd.	151,749	390,878
CapitaMall Trust	139,700	229,112
CapitaMalls Asia Ltd.	82,000	109,767
City Developments Ltd.	28,535	271,600
ComfortDelGro Corp. Ltd.	112,816	157,375
Cosco Corp. Singapore Ltd.	59,002	46,154
DBS Group Holdings Ltd.	106,407	1,242,860
Fraser and Neave Ltd.	54,096	389,865
Genting Singapore Plc	360,227	400,492
Global Logistic Properties Ltd.	120,000	244,609
Golden Agri-Resources Ltd.	396,251	211,828
Hutchison Port Holdings Trust	311,000	224,639
Jardine Cycle & Carriage Ltd.	5,721	223,312
Keppel Corp. Ltd.	85,577	791,227
Keppel Land Ltd.	45,000	129,496
Neptune Orient Lines Ltd. (a)	54,350	49,793
Noble Group Ltd.	233,840	250,987
Olam International Ltd.	96,900	160,743
Oversea-Chinese Banking Corp.	151,914	1,152,140
SembCorp Industries Ltd.	58,590	269,165
Sembcorp Marine Ltd.	51,197	205,928
Singapore Airlines Ltd.	32,009	279,374
Singapore Exchange Ltd.	51,000	289,866
Singapore Press Holdings Ltd.	84,316	279,075
Singapore Technologies Engineering Ltd.	91,213	262,455
Singapore Telecommunications Ltd.	470,132	1,224,199
StarHub Ltd.	34,157	103,368
United Overseas Bank Ltd.	75,572	1,205,146
UOL Group Ltd.	27,457	127,811
Wilmar International Ltd.	113,670	300,135
Yangzijiang Shipbuilding Holdings Ltd.	115,183	91,468

		11,538,085

Common Stocks	Shares	Value
Spain — 2.8%
Abertis Infraestructuras SA	21,778	$320,969
Acciona SA	1,202	68,475
Acerinox SA	5,990	67,288
ACS Actividades de Construccion y Servicios SA	8,554	176,303
Amadeus IT Holding SA, Class A	18,744	436,996
Banco Bilbao Vizcaya Argentaria SA	317,376	2,497,069
Banco de Sabadell SA	163,702	439,861
Banco Popular Espanol SA	76,003	166,388
Banco Santander SA (a)	581,280	4,338,907
Bankia SA (a)	54,894	91,856
Caixa Bank	49,918	188,010
Distribuidora Internacional de Alimentacion SA	37,287	205,917
Enagas SA	10,906	215,069
Ferrovial SA	23,419	305,104
Gas Natural SDG SA	20,675	292,565
Grifols SA (a)	8,917	294,736
Iberdrola SA	230,590	1,045,497
Inditex SA	12,857	1,597,519
International Consolidated Airlines Group SA (a)	55,746	134,221
Mapfre SA	46,264	126,850
Red Electrica Corp. SA	6,428	304,663
Repsol YPF SA	47,947	931,806
Telefonica SA	238,824	3,192,036
Zardoya Otis SA	9,257	108,894

		17,546,999

Sweden — 3.2%
Alfa Laval AB	19,872	361,090
Assa Abloy AB, Class B	19,664	638,433
Atlas Copco AB, Class A	39,918	932,739
Atlas Copco AB, Class B	23,026	482,657
Boliden AB	16,235	271,509
Electrolux AB, Class B	14,295	353,224
Elekta AB-B Shares	22,132	292,191
Getinge AB, Class B	11,770	355,320
Hennes & Mauritz AB, Class B	56,294	1,959,210
Hexagon AB, Class B	14,088	302,975
Holmen AB, Class B	3,172	86,730
Husqvarna AB, Class B	25,099	128,232
Industrivarden AB, Class C	7,073	101,354
Investor AB, Class B	26,846	591,606
Kinnevik Investment AB, Class B	12,447	258,755
Lundin Petroleum AB (a)	12,895	314,917
Millicom International Cellular SA	3,719	345,071
Modern Times Group AB, Class B	2,821	124,799
Nordea Bank AB	156,270	1,546,758
Ratos AB, Class B	11,513	101,599
Sandvik AB	59,763	812,835
Scania AB, Class B	18,981	348,946
Securitas AB, Class B	18,817	141,396

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	8

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Sweden (concluded)
Skandinaviska Enskilda Banken AB, Class A	83,151	$696,755
Skanska AB, Class B	22,754	369,067
SKF AB, Class B	23,110	499,400
SSAB AB, Class A	9,336	66,476
Svenska Cellulosa AB -B Shares	34,085	633,703
Svenska Handelsbanken AB, Class A	29,092	1,091,793
Swedbank AB, Class A	48,810	918,066
Swedish Match AB	12,034	487,156
Tele2 AB, Class B	18,872	342,752
Telefonaktiebolaget LM Ericsson, Class B	177,901	1,622,650
TeliaSonera AB	128,850	927,160
Volvo AB, Class B	82,425	1,158,026

		19,665,350

Switzerland — 8.4%
ABB Ltd., Registered Shares	130,348	2,445,741
Actelion Ltd., Registered Shares	6,526	327,121
Adecco SA, Registered Shares	7,857	375,045
Aryzta AG	5,156	247,490
Baloise Holding AG, Registered Shares	2,827	222,466
Banque Cantonale Vaudoise	189	97,966
Barry Callebaut AG	109	101,210
Cie Financiere Richemont SA, Bearer A Shares	30,821	1,850,591
Credit Suisse Group AG	71,951	1,521,349
GAM Holding AG	11,521	150,355
Geberit AG, Registered Shares	2,259	492,016
Givaudan SA, Registered Shares	490	465,208
Holcim Ltd., Registered Shares	13,440	856,007
Julius Baer Group Ltd. (a)	12,206	425,757
Kuehne & Nagel International AG, Registered Shares	3,195	361,558
Lindt & Spruengli AG	51	161,382
Lindt & Spruengli AG, Registered Shares	6	216,675
Lonza Group AG, Registered Shares	3,021	158,125
Nestle SA, Registered Shares	195,001	12,304,045
Novartis AG, Registered Shares	135,892	8,317,061
Pargesa Holding SA	1,624	107,509
Partners Group Holding AG	802	166,967
Roche Holding AG	41,503	7,762,996
Schindler Holding AG Participation Certificates	2,878	354,346
Schindler Holding AG, Registered Shares	1,294	159,882
SGS SA, Registered Shares	322	662,171
Sika AG	128	261,095
Sonova Holding AG, Registered Shares	2,920	295,447

Common Stocks	Shares	Value
Switzerland (concluded)
Straumann Holding AG, Registered Shares	534	$71,011
Sulzer AG	1,441	210,343
The Swatch Group AG, Bearer Shares	1,837	733,614
The Swatch Group AG, Registered Shares	2,609	181,636
Swiss Life Holding, Registered Shares	1,848	220,715
Swiss Prime Site AG	2,965	245,192
Swiss Re AG	20,745	1,334,812
Swisscom AG, Registered Shares	1,373	552,743
Syngenta AG, Registered Shares	5,577	2,086,257
Transocean Ltd.	20,840	932,994
UBS AG, Registered Shares	215,782	2,627,526
Zurich Insurance Group AG	8,736	2,177,949

		52,242,373

United Kingdom — 22.7%
3i Group Plc	58,349	210,278
Aberdeen Asset Management Plc	52,109	262,187
Admiral Group Plc	11,978	204,140
Aggreko Plc	16,020	599,702
AMEC Plc	18,701	347,044
Anglo American Plc	81,980	2,413,346
Antofagasta Plc	23,311	476,756
ARM Holdings Plc	81,509	760,776
Associated British Foods Plc	21,028	438,167
AstraZeneca Plc	74,819	3,572,229
Aviva Plc	173,027	894,091
Babcock International Group Plc	21,177	317,521
BAE Systems Plc	192,543	1,012,342
Balfour Beatty Plc	41,995	206,384
Barclays Plc	676,999	2,350,948
BG Group Plc	200,855	4,064,242
BHP Billiton Plc	124,948	3,901,880
BP Plc	1,124,013	7,924,151
British American Tobacco Plc	115,513	5,935,446
British Land Co. Plc	49,769	420,357
British Sky Broadcasting Group Plc	65,173	782,240
BT Group Plc	463,189	1,726,648
Bunzl Plc	19,855	356,058
Burberry Group Plc	25,755	417,026
The Capita Group Plc	39,181	490,706
Capital Shopping Centres Group Plc	33,607	178,012
Carnival Plc	10,602	390,532
Centrica Plc	305,682	1,617,549
Cobham Plc	63,727	228,593
Compass Group Plc	110,495	1,221,438
Croda International Plc	7,841	307,811
Diageo Plc	148,033	4,168,334
Eurasian Natural Resources Corp. Plc	15,477	77,381
Evraz Plc	18,434	73,607

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	9

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (continued)
Fresnillo Plc	10,693	$320,952
G4S Plc	82,885	356,014
GKN Plc	93,353	324,589
GlaxoSmithKline Plc	296,815	6,851,265
Glencore International Plc	224,120	1,244,877
Hammerson Plc	42,208	308,083
HSBC Holdings Plc	1,073,043	9,968,301
ICAP Plc	33,624	174,781
IMI Plc	19,427	283,005
Imperial Tobacco Group Plc	58,965	2,184,450
Inmarsat Plc	26,926	257,077
Intercontinental Hotels Group Plc	17,120	449,566
Intertek Group Plc	9,417	417,501
Invensys Plc	48,803	185,012
Investec Plc	32,280	199,845
ITV Plc	222,252	317,716
J Sainsbury Plc	72,023	404,768
Johnson Matthey Plc	12,092	472,311
Kazakhmys Plc	12,773	143,308
Kingfisher Plc	141,443	604,665
Land Securities Group Plc	45,775	564,142
Legal & General Group Plc	350,136	747,506
Lloyds Banking Group Plc (a)	2,484,156	1,564,162
London Stock Exchange Group Plc	10,804	164,812
Lonmin Plc	9,743	87,970
Man Group Plc	110,643	147,533
Marks & Spencer Group Plc	95,996	553,992
Meggitt Plc	46,083	294,098
Melrose Plc	70,871	277,701
National Grid Plc	211,460	2,332,584
Next Plc	9,847	549,354
Old Mutual Plc	289,991	797,798
Pearson Plc	48,488	947,870
Petrofac Ltd.	15,334	396,182
Prudential Plc	151,337	1,965,151
Randgold Resources Ltd.	5,184	637,697
Reckitt Benckiser Group Plc	38,569	2,222,132
Reed Elsevier Plc	71,492	684,411
Resolution Ltd.	81,914	287,450
Rexam Plc	51,740	364,048
Rio Tinto Plc	79,344	3,710,061
Rolls-Royce Holdings Plc (a)	110,667	1,509,684
Royal Bank of Scotland Group Plc (a)	124,052	515,409
Royal Dutch Shell Plc, Class A	218,342	7,566,860
Royal Dutch Shell Plc, Class B	156,159	5,557,040
RSA Insurance Group Plc	209,071	373,764
SABMiller Plc	56,614	2,491,017
The Sage Group Plc	73,649	373,188
Schroders Plc	6,791	166,879
Scottish & Southern Energy Plc	55,988	1,259,879
Segro Plc	44,570	163,717
Serco Group Plc	29,485	276,517
Severn Trent Plc	14,219	385,574
Shire Plc	33,306	982,485

Common Stocks	Shares	Value
United Kingdom (concluded)
Smith & Nephew Plc	52,625	$580,525
Smiths Group Plc	23,105	388,124
Standard Chartered Plc	141,151	3,198,325
Standard Life Plc	138,838	612,867
Tate & Lyle Plc	26,969	290,076
Tesco Plc	476,046	2,556,372
Tui Travel Plc	28,239	106,924
Tullow Oil Plc	53,867	1,194,992
Unilever Plc	76,041	2,776,402
United Utilities Group Plc	40,087	463,450
Vedanta Resources Plc	6,701	111,790
Vodafone Group Plc	2,919,527	8,296,216
The Weir Group Plc	12,496	357,723
Whitbread Plc	10,471	384,050
WM Morrison Supermarkets Plc	136,892	631,170
Wolseley Plc	17,023	728,175
WPP Plc	74,768	1,018,405
Xstrata Plc	123,863	1,921,483

		140,351,744

Total Common Stocks — 98.0%		606,566,294

Rights
France — 0.0%
Cie Generale de Geophysique - Veritas (Expires 10/12/12)	8,257	13,327

Total Rights — 0.0%		13,327

Total Long-Term Investments (Cost — $512,926,220) — 98.0%		606,579,621

Short-Term Securities
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.16% (b)(c)	1,199,229	1,199,229

Total Short-Term Securities (Cost — $1,199,229) — 0.2%		1,199,229

Total Investments (Cost — $514,125,449*) — 98.2%		607,778,850
Other Assets Less Liabilities — 1.8%		11,353,239

Net Assets — 100.0%		$619,132,089

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	10

Schedule of Investments (continued)	Master International Index Series

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$565,665,791

Gross unrealized appreciation	$148,744,970
Gross unrealized depreciation	(106,631,911)

Net unrealized appreciation	$42,113,059

(a)	Non-income producing security.
(b)	Investments in issuers considered to be an affiliate of the Series during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at September 30, 2012	Income
BlackRock Liquidity Funds, TempCash, Institutional Class	1,969,251	(770,022)	1,199,229	$3,066

(c)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
FTSE	Financial Times Stock Exchange
GBP	British Pound
ILS	Israeli New Shekel
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
NOK	Norwegian Krone
SEK	Swedish Krona
USD	US Dollar

•	Financial futures contracts purchased as of September 30, 2012 were as follows:

Contracts	Index	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
94	DJ Euro Stoxx 50 Index	Eurex Deutschland	December 2012	$2,965,509	$(123,643)
1	E-Mini MSCI EAFE Index	Chicago Mercantile	December 2012	$74,910	(3,213)
36	FTSE 100 Index	Euronext LIFFE	December 2012	$3,321,126	(80,313)
36	Nikkei 225 Index	Singapore Exchange	December 2012	$2,047,027	13,743
12	SPI 200 Index	Sydney Futures Exchange Limited	December 2012	$1,364,257	(5,925)

Total					$(199,351)

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	11

Schedule of Investments (continued)	Master International Index Series

•	Foreign currency exchange contracts as of September 30, 2012 were as follows:

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	117,000 USD	124,694	BNY Tullet + Tokyo Liberty Securities Ltd.	10/01/12	$(292)
DKK	106,000 USD	18,326	BNY Tullet + Tokyo Liberty Securities Ltd.	10/01/12	(54)
EUR	286,000 USD	368,768	BNY Tullet + Tokyo Liberty Securities Ltd.	10/01/12	(1,244)
GBP	46,000 USD	74,603	BNY Tullet + Tokyo Liberty Securities Ltd.	10/01/12	(322)
JPY	22,506,000 USD	289,802	BNY Tullet + Tokyo Liberty Securities Ltd.	10/01/12	(1,411)
SEK	298,000 USD	45,580	BNY Tullet + Tokyo Liberty Securities Ltd.	10/01/12	(214)
USD	4,372 NOK	25,000	BNY Tullet + Tokyo Liberty Securities Ltd.	10/01/12	8
AUD	24,000 USD	25,068	BNY Tullet + Tokyo Liberty Securities Ltd.	10/02/12	(173)
ILS	27,000 USD	6,902	BNY Tullet + Tokyo Liberty Securities Ltd.	10/02/12	(10)

Total					$(3,712)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its semi-annual report.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$53,493,215	$10	$53,493,225
Austria	—	1,629,640	—	1,629,640
Belgium	$56,029	6,976,573	—	7,032,602
China	—	42,739	—	42,739
Denmark	—	7,201,285	—	7,201,285
Finland	—	4,537,598	—	4,537,598
France	—	55,189,734	—	55,189,734
Germany	—	51,820,803	—	51,820,803
Greece	223,739	68,852	—	292,591
Hong Kong	—	18,936,419	—	18,936,419
Ireland	456,070	2,434,900	1	2,890,971
Israel	—	3,690,326	—	3,690,326
Italy	—	13,433,544	—	13,433,544
Japan	120,769	121,288,765	—	121,409,534

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	12

Schedule of Investments (concluded)	Master International Index Series

	Level 1	Level 2	Level 3	Total

Common Stocks (continued):
Netherlands	—	$15,845,785	—	$15,845,785
New Zealand	—	773,731	—	773,731
Norway	—	5,964,603	—	5,964,603
Portugal	—	1,036,613	—	1,036,613
Singapore	—	11,538,085	—	11,538,085
Spain	—	17,546,999	—	17,546,999
Sweden	—	19,665,350	—	19,665,350
Switzerland	$97,966	52,144,407	—	52,242,373
United Kingdom	—	140,351,744	—	140,351,744
Rights	13,327	—	—	13,327
Short-Term Securities	1,199,229	—	—	1,199,229

Total	$2,167,129	$605,611,710	$11	$607,778,850

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$13,743	—	—	$13,743
Foreign currency exchange contracts	—	$8	—	8
Liabilities:
Equity contracts	(213,094)	—	—	(213,094)
Foreign currency exchange contracts	—	(3,720)	—	(3,720)

Total	$(199,351)	$(3,712)	—	$(203,063)

[1]

Derivative financial instruments are financial futures contracts and foreign currency exchange contracts. Financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Series’ assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$642,000	—	—	$642,000
Foreign currency at value	5,992,028	—	—	5,992,028
Liabilities:
Bank overdraft	—	$(203,694)	—	(203,694)

Total	$6,634,028	$(203,694)	—	$6,430,334

There were no transfers between levels during the period ended September 30, 2012.

Certain of the Series’ investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	13

The American Beacon S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio of the State Street Master Funds. The percentage of the portfolio held by The Fund at September 20, 2012 was 31.64%. The Schedule of Investments for the State Street Equity 500 Index Portfolio for the fiscal quarter ended September 30, 2012 is provided below.

State Street Equity 500 Index Portfolio

Portfolio of Investments

September 30, 2012 (Unaudited)

	Shares	Market Value (000)
COMMON STOCKS — 97.4%
Consumer Discretionary — 11.4%
Abercrombie & Fitch Co. Class A	13,046	$443
Amazon.com, Inc. (a)	57,892	14,723
Apollo Group, Inc. Class A (a)	18,029	524
AutoNation, Inc. (a)	6,363	278
AutoZone, Inc. (a)	5,964	2,205
Bed Bath & Beyond, Inc. (a)	36,545	2,302
Best Buy Co., Inc.	42,119	724
Big Lots, Inc. (a)	9,227	273
BorgWarner, Inc. (a)	18,500	1,279
Cablevision Systems Corp.	35,600	564
CarMax, Inc. (a)	37,200	1,053
Carnival Corp.	70,650	2,574
CBS Corp. Class B	95,403	3,466
Chipotle Mexican Grill, Inc. (a)	5,100	1,619
Coach, Inc.	44,828	2,511
Comcast Corp. Class A	426,448	15,254
D.R. Horton, Inc.	46,076	951
Darden Restaurants, Inc.	20,588	1,148
DIRECTV (a)	100,477	5,271
Discovery Communications, Inc. Class A (a)	39,900	2,379
Dollar Tree, Inc. (a)	36,600	1,767
eBay, Inc. (a)	185,803	8,995
Expedia, Inc.	14,357	830
Family Dollar Stores, Inc.	15,558	1,031
Ford Motor Co.	604,298	5,958
Fossil, Inc. (a)	7,800	661
GameStop Corp. Class A	19,500	410
Gannett Co., Inc.	39,574	702
Gap, Inc.	52,398	1,875
Genuine Parts Co.	25,209	1,539
Goodyear Tire & Rubber Co. (a)	34,957	426
H&R Block, Inc.	47,115	817
Harley-Davidson, Inc.	35,801	1,517
Harman International Industries, Inc.	12,021	555
Hasbro, Inc.	17,825	680
Home Depot, Inc.	242,212	14,622
Host Hotels & Resorts, Inc.	111,121	1,783
International Game Technology	47,919	627
Interpublic Group of Cos., Inc.	71,894	799
JC Penney Co., Inc.	21,810	530
Johnson Controls, Inc.	109,586	3,003
Kohl’s Corp.	34,533	1,769
Lennar Corp. Class A	25,931	902
Limited Brands, Inc.	38,167	1,880
Lowe’s Cos., Inc.	185,562	5,611
Macy’s, Inc.	65,923	2,480
Marriott International, Inc. Class A	42,850	1,675
Mattel, Inc.	53,776	1,908
McDonald’s Corp.	160,725	14,747

	Shares	Market Value (000)
McGraw-Hill Cos., Inc.	43,666	$2,384
NetFlix, Inc. (a)	9,700	528
Newell Rubbermaid, Inc.	47,893	914
News Corp. Class A	331,209	8,125
NIKE, Inc. Class B	58,252	5,529
Nordstrom, Inc.	25,833	1,425
O’Reilly Automotive, Inc. (a)	19,400	1,622
Omnicom Group, Inc.	43,541	2,245
Priceline.com, Inc. (a)	7,990	4,944
PulteGroup, Inc. (a)	54,705	848
Ralph Lauren Corp.	10,415	1,575
Ross Stores, Inc.	35,900	2,319
Scripps Networks Interactive, Inc. Class A	15,035	921
Snap-on, Inc.	9,212	662
Stanley Black & Decker, Inc.	27,007	2,059
Staples, Inc.	110,033	1,268
Starbucks Corp.	120,161	6,098
Starwood Hotels & Resorts Worldwide, Inc.	31,247	1,811
Target Corp.	104,216	6,615
Tiffany & Co.	19,880	1,230
Time Warner Cable, Inc.	49,771	4,731
Time Warner, Inc.	151,091	6,849
TJX Cos., Inc.	117,212	5,250
TripAdvisor, Inc. (a)	16,857	555
Urban Outfitters, Inc. (a)	18,300	687
V.F. Corp.	13,693	2,182
Viacom, Inc. Class B	75,822	4,063
Walt Disney Co.	287,445	15,028
Washington Post Co. Class B	660	240
Whirlpool Corp.	12,661	1,050
Wyndham Worldwide Corp.	22,699	1,191
Wynn Resorts, Ltd.	12,700	1,466
Yum! Brands, Inc.	73,292	4,862

		240,916

Consumer Staples — 10.4%
Altria Group, Inc.	325,699	10,875
Archer-Daniels-Midland Co.	103,124	2,803
Avon Products, Inc.	67,660	1,079
Beam, Inc.	25,045	1,441
Brown-Forman Corp. Class B	23,482	1,532
Campbell Soup Co.	26,665	928
Clorox Co.	20,543	1,480
Coca-Cola Co.	620,222	23,525
Coca-Cola Enterprises, Inc.	46,401	1,451
Colgate-Palmolive Co.	71,401	7,656
ConAgra Foods, Inc.	65,375	1,804
Constellation Brands, Inc. Class A (a)	23,026	745
Costco Wholesale Corp.	68,589	6,867
CVS Caremark Corp.	203,832	9,869
Dean Foods Co. (a)	31,858	521
Dr Pepper Snapple Group, Inc.	34,100	1,518
Estee Lauder Cos., Inc. Class A	38,504	2,371

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

	Shares	Market Value (000)
COMMON STOCKS — (continued)
Consumer Staples — (continued)
General Mills, Inc.	101,464	$4,043
H.J. Heinz Co.	50,169	2,807
Hormel Foods Corp.	21,200	620
Kellogg Co.	39,035	2,017
Kimberly-Clark Corp.	63,300	5,430
Kraft Foods, Inc. Class A	284,309	11,756
Kroger Co.	88,876	2,092
Lorillard, Inc.	20,461	2,383
McCormick & Co., Inc.	20,753	1,287
Molson Coors Brewing Co. Class B	25,162	1,134
Monster Beverage Corp. (a)	24,300	1,316
PepsiCo, Inc.	248,054	17,555
Philip Morris International, Inc.	270,199	24,302
Procter & Gamble Co.	441,219	30,603
Reynolds American, Inc.	52,074	2,257
Safeway, Inc.	37,164	598
Sysco Corp.	93,209	2,915
The Hershey Co.	23,482	1,665
The J.M. Smucker Co.	18,060	1,559
Tyson Foods, Inc. Class A	44,235	709
Wal-Mart Stores, Inc.	269,302	19,874
Walgreen Co.	137,218	5,000
Whole Foods Market, Inc.	27,533	2,682

		221,069

Energy — 11.0%
Alpha Natural Resources, Inc. (a)	35,600	234
Anadarko Petroleum Corp.	79,126	5,532
Apache Corp.	62,125	5,372
Baker Hughes, Inc.	69,973	3,165
Cabot Oil & Gas Corp.	32,600	1,464
Cameron International Corp. (a)	38,500	2,159
Chesapeake Energy Corp.	83,182	1,570
Chevron Corp. (b)	314,346	36,640
ConocoPhillips	194,530	11,123
Consol Energy, Inc.	34,973	1,051
Denbury Resources, Inc. (a)	61,500	994
Devon Energy Corp.	60,151	3,639
Diamond Offshore Drilling, Inc.	11,500	757
Ensco PLC Class A	36,500	1,991
EOG Resources, Inc.	42,617	4,775
EQT Corp.	23,300	1,375
ExxonMobil Corp. (b)	739,547	67,632
FMC Technologies, Inc. (a)	38,600	1,787
Halliburton Co.	148,634	5,007
Helmerich & Payne, Inc.	16,300	776
Hess Corp.	47,801	2,568
Kinder Morgan, Inc.	90,526	3,215
Marathon Oil Corp.	111,777	3,305
Marathon Petroleum Corp.	54,288	2,964

	Shares	Market Value (000)
Murphy Oil Corp.	31,741	$1,704
Nabors Industries, Ltd. (a)	48,204	676
National Oilwell Varco, Inc.	67,757	5,428
Newfield Exploration Co. (a)	20,600	645
Noble Corp. (a)	39,400	1,410
Noble Energy, Inc.	27,910	2,587
Occidental Petroleum Corp.	129,744	11,166
Peabody Energy Corp.	44,124	983
Phillips 66	99,165	4,598
Pioneer Natural Resources Co.	19,400	2,025
QEP Resources, Inc.	27,068	857
Range Resources Corp.	25,500	1,782
Rowan Cos. PLC Class A (a)	19,620	663
Schlumberger, Ltd.	212,558	15,374
Southwestern Energy Co. (a)	54,600	1,899
Spectra Energy Corp.	101,998	2,995
Sunoco, Inc.	17,184	805
Tesoro Corp.	23,165	971
Valero Energy Corp.	87,909	2,785
Williams Cos., Inc.	97,968	3,426
WPX Energy, Inc. (a)	30,856	512

		232,386

Financials — 15.1%
ACE, Ltd.	53,600	4,052
AFLAC, Inc.	73,990	3,543
Allstate Corp.	76,406	3,026
American Express Co.	159,264	9,056
American International Group, Inc. (a)	184,233	6,041
American Tower Corp. REIT	62,800	4,483
Ameriprise Financial, Inc.	34,007	1,928
Aon PLC	51,247	2,680
Apartment Investment & Management Co. Class A	22,952	597
Assurant, Inc.	14,131	527
AvalonBay Communities, Inc.	14,898	2,026
Bank of America Corp.	1,726,471	15,245
Bank of New York Mellon Corp.	188,685	4,268
BB&T Corp.	111,970	3,713
Berkshire Hathaway, Inc. Class B (a)	293,803	25,913
BlackRock, Inc.	20,034	3,572
Boston Properties, Inc.	23,867	2,640
Capital One Financial Corp.	91,463	5,214
CBRE Group, Inc. (a)	49,575	913
Charles Schwab Corp.	168,893	2,160
Chubb Corp.	43,175	3,293
Cincinnati Financial Corp.	25,114	952
Citigroup, Inc.	469,820	15,373
CME Group, Inc.	48,955	2,805
Comerica, Inc.	32,144	998
DDR Corp. REIT	1,532	24
Discover Financial Services	83,105	3,302
E*Trade Financial Corp. (a)	35,531	313

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

	Shares	Market Value (000)
COMMON STOCKS — (continued)
Financials — (continued)
Equity Residential	47,657	$2,742
Federated Investors, Inc. Class B	14,870	308
Fifth Third Bancorp	147,916	2,294
First Horizon National Corp.	43,755	421
Franklin Resources, Inc.	22,380	2,799
Genworth Financial, Inc. Class A (a)	72,151	377
Goldman Sachs Group, Inc.	72,234	8,212
Hartford Financial Services Group, Inc.	70,197	1,365
HCP, Inc.	68,800	3,060
Health Care REIT, Inc.	36,100	2,085
Hudson City Bancorp, Inc.	76,692	610
Huntington Bancshares, Inc.	141,956	979
IntercontinentalExchange, Inc. (a)	11,180	1,492
Invesco, Ltd.	72,200	1,804
J.P. Morgan Chase & Co.	608,615	24,637
KeyCorp	148,675	1,299
Kimco Realty Corp.	62,669	1,270
Legg Mason, Inc.	18,042	445
Leucadia National Corp.	29,736	676
Lincoln National Corp.	46,592	1,127
Loews Corp.	48,431	1,998
M&T Bank Corp.	20,137	1,916
Marsh & McLennan Cos., Inc.	85,353	2,896
Mastercard, Inc. Class A	17,200	7,765
MetLife, Inc.	168,096	5,793
Moody’s Corp.	30,266	1,337
Morgan Stanley	221,530	3,708
NASDAQ OMX Group, Inc.	18,400	429
Northern Trust Corp.	38,106	1,769
NYSE Euronext	40,200	991
Paychex, Inc.	50,738	1,689
People’s United Financial, Inc.	57,000	692
PNC Financial Services Group, Inc.	83,317	5,257
Principal Financial Group, Inc.	48,691	1,312
Progressive Corp.	97,701	2,026
ProLogis, Inc.	72,299	2,533
Prudential Financial, Inc.	74,339	4,052
Public Storage, Inc.	23,087	3,213
Regions Financial Corp.	218,789	1,577
Simon Property Group, Inc.	48,615	7,380
SLM Corp.	77,454	1,218
State Street Corp. (c)	77,425	3,249
SunTrust Banks, Inc.	86,518	2,446
T. Rowe Price Group, Inc.	40,075	2,537
Torchmark Corp.	14,931	767
Total System Services, Inc.	26,575	630
Travelers Cos., Inc.	61,604	4,205
U.S. Bancorp	301,152	10,330
Unum Group	46,829	900

	Shares	Market Value (000)
Ventas, Inc.	45,800	$2,851
Visa, Inc. Class A	83,700	11,239
Vornado Realty Trust	29,114	2,360
Wells Fargo & Co.	786,949	27,173
Western Union Co.	98,485	1,794
XL Group PLC	50,268	1,208
Zions Bancorp.	30,453	629

		318,528

Health Care — 11.5%
Abbott Laboratories	251,406	17,236
Aetna, Inc.	54,750	2,168
Alexion Pharmaceuticals, Inc. (a)	30,400	3,478
Allergan, Inc.	48,192	4,413
AmerisourceBergen Corp.	38,686	1,498
Amgen, Inc.	123,645	10,426
Baxter International, Inc.	87,561	5,276
Becton Dickinson and Co.	31,997	2,514
Biogen Idec, Inc. (a)	37,731	5,631
Boston Scientific Corp. (a)	219,034	1,257
Bristol-Myers Squibb Co.	268,916	9,076
C.R. Bard, Inc.	13,397	1,402
Cardinal Health, Inc.	53,957	2,103
CareFusion Corp. (a)	33,878	962
Celgene Corp. (a)	69,418	5,304
Cerner Corp. (a)	23,000	1,780
CIGNA Corp.	45,996	2,170
Coventry Health Care, Inc.	21,903	913
Covidien PLC	76,800	4,563
DaVita, Inc. (a)	14,600	1,513
Dentsply International, Inc.	23,300	889
Edwards Lifesciences Corp. (a)	17,800	1,911
Eli Lilly & Co.	163,575	7,755
Express Scripts Holding Co. (a)	129,914	8,142
Forest Laboratories, Inc. (a)	37,402	1,332
Gilead Sciences, Inc. (a)	119,799	7,946
Hospira, Inc. (a)	25,303	830
Humana, Inc.	26,207	1,838
Intuitive Surgical, Inc. (a)	6,300	3,123
Johnson & Johnson	441,649	30,434
Laboratory Corp. of America Holdings (a)	15,422	1,426
Life Technologies Corp. (a)	27,887	1,363
McKesson Corp.	37,255	3,205
Mead Johnson Nutrition Co.	32,618	2,390
Medtronic, Inc.	164,078	7,075
Merck & Co., Inc.	487,870	22,003
Mylan, Inc. (a)	67,909	1,657
Patterson Cos., Inc.	12,894	442
Perrigo Co.	14,400	1,673
Pfizer, Inc.	1,196,611	29,736
Quest Diagnostics, Inc.	25,600	1,624
St. Jude Medical, Inc.	50,326	2,120
Stryker Corp.	46,289	2,576
Tenet Healthcare Corp. (a)	73,370	460

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

	Shares	Market Value (000)
COMMON STOCKS — (continued)
Health Care — (continued)
UnitedHealth Group, Inc.	165,396	$9,165
Varian Medical Systems, Inc. (a)	18,060	1,089
Watson Pharmaceuticals, Inc. (a)	19,646	1,673
WellPoint, Inc.	51,738	3,001
Zimmer Holdings, Inc.	28,252	1,910

		242,471

Industrials — 9.7%
3M Co.	101,872	9,415
Amphenol Corp. Class A	26,100	1,537
Avery Dennison Corp.	15,388	490
Boeing Co.	108,388	7,546
Caterpillar, Inc.	103,779	8,929
CH Robinson Worldwide, Inc.	25,861	1,514
Cintas Corp.	17,588	729
Cooper Industries PLC	24,600	1,846
CSX Corp.	163,014	3,383
Cummins, Inc.	28,358	2,615
Danaher Corp.	93,572	5,161
Deere & Co.	62,737	5,175
Dover Corp.	28,195	1,677
Eaton Corp.	52,590	2,485
Emerson Electric Co.	115,548	5,578
Equifax, Inc.	17,983	838
Expeditors International Washington, Inc.	34,020	1,237
Fastenal Co.	46,600	2,003
FedEx Corp.	46,800	3,960
First Solar, Inc. (a)	8,070	179
Flir Systems, Inc.	23,500	469
Flowserve Corp.	8,400	1,073
Fluor Corp.	26,960	1,517
Fortune Brands Home & Security, Inc. (a)	1,145	31
General Dynamics Corp.	53,161	3,515
General Electric Co.	1,691,533	38,415
Honeywell International, Inc.	125,081	7,474
Illinois Tool Works, Inc.	69,071	4,108
Ingersoll-Rand PLC	48,000	2,151
Iron Mountain, Inc.	27,600	941
Jacobs Engineering Group, Inc. (a)	20,400	825
Joy Global, Inc.	17,200	964
L-3 Communications Holdings, Inc.	15,703	1,126
Leggett & Platt, Inc.	20,398	511
Lockheed Martin Corp.	43,152	4,030
Masco Corp.	57,123	860
Norfolk Southern Corp.	50,855	3,236
Northrop Grumman Corp.	39,511	2,625
PACCAR, Inc.	56,774	2,272

	Shares	Market Value (000)
Pall Corp.	17,409	$1,105
Parker Hannifin Corp.	23,903	1,998
Pentair, Inc. (a)	16,100	717
Pitney Bowes, Inc.	29,727	411
Precision Castparts Corp.	23,007	3,758
Quanta Services, Inc. (a)	35,000	865
R.R. Donnelley & Sons Co.	29,609	314
Raytheon Co.	52,982	3,028
Republic Services, Inc.	50,103	1,378
Robert Half International, Inc.	23,540	627
Rockwell Automation, Inc.	22,505	1,565
Rockwell Collins, Inc.	22,531	1,209
Roper Industries, Inc.	15,000	1,648
Ryder System, Inc.	7,921	309
Southwest Airlines Co.	127,786	1,121
Stericycle, Inc. (a)	14,100	1,276
Textron, Inc.	44,839	1,173
Thermo Fisher Scientific, Inc.	58,124	3,419
Tyco International, Ltd.	72,500	4,079
Union Pacific Corp.	75,768	8,994
United Parcel Service, Inc. Class B	115,146	8,241
United Technologies Corp.	134,378	10,520
W.W. Grainger, Inc.	9,669	2,015
Waste Management, Inc.	72,639	2,330
Xylem, Inc.	28,692	722

		205,262

Information Technology — 18.2%
Accenture PLC Class A	101,500	7,108
Adobe Systems, Inc. (a)	77,957	2,531
Advanced Micro Devices, Inc. (a)	84,086	283
Agilent Technologies, Inc.	54,968	2,114
Akamai Technologies, Inc. (a)	27,324	1,045
Altera Corp.	50,554	1,718
Analog Devices, Inc.	47,269	1,853
AOL, Inc. (a)(d)	1	—
Apple, Inc.	150,184	100,212
Applied Materials, Inc.	201,607	2,251
Autodesk, Inc. (a)	36,476	1,217
Automatic Data Processing, Inc.	78,317	4,594
BMC Software, Inc. (a)	25,921	1,075
Broadcom Corp. Class A (a)	82,359	2,848
CA, Inc.	56,999	1,469
Cisco Systems, Inc.	847,419	16,177
Citrix Systems, Inc. (a)	29,667	2,272
Cognizant Technology Solutions Corp. Class A (a)	47,784	3,341
Computer Sciences Corp.	23,144	746
Corning, Inc.	238,976	3,143
Dell, Inc.	236,250	2,329
Dun & Bradstreet Corp.	7,100	565
Electronic Arts, Inc. (a)	50,400	640
EMC Corp. (a)	334,284	9,116

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

	Shares	Market Value (000)
COMMON STOCKS — (continued)
Information Technology — (continued)
F5 Networks, Inc. (a)	12,200	$1,277
Fidelity National Information Services, Inc.	37,977	1,186
Fiserv, Inc. (a)	21,052	1,559
Google, Inc. Class A (a)	42,390	31,983
Harris Corp.	18,600	953
Hewlett-Packard Co.	312,916	5,338
Intel Corp.	797,256	18,082
International Business Machines Corp.	172,042	35,690
Intuit, Inc.	45,963	2,706
Jabil Circuit, Inc.	27,551	516
Juniper Networks, Inc. (a)	84,393	1,444
KLA-Tencor Corp.	27,005	1,288
Lam Research Corp. (a)	32,658	1,038
Linear Technology Corp.	35,263	1,123
LSI Corp. (a)	89,162	616
Microchip Technology, Inc.	29,389	962
Micron Technology, Inc. (a)	160,962	963
Microsoft Corp. (b)	1,208,735	35,996
Molex, Inc.	23,205	610
Motorola Solutions, Inc.	45,952	2,323
NetApp, Inc. (a)	57,357	1,886
NVIDIA Corp. (a)	99,956	1,333
Oracle Corp.	615,062	19,368
PerkinElmer, Inc.	19,218	566
QUALCOMM, Inc.	272,911	17,054
Red Hat, Inc. (a)	29,800	1,697
SAIC, Inc.	42,900	517
Salesforce.com, Inc. (a)	20,500	3,130
SanDisk Corp. (a)	38,367	1,666
Seagate Technology PLC	59,800	1,854
Symantec Corp. (a)	117,263	2,111
TE Connectivity, Ltd.	67,300	2,289
Teradata Corp. (a)	26,020	1,962
Teradyne, Inc. (a)	28,149	400
Texas Instruments, Inc.	181,899	5,011
VeriSign, Inc. (a)	24,721	1,204
Waters Corp. (a)	13,765	1,147
Western Digital Corp.	37,700	1,460
Xerox Corp.	209,101	1,535
Xilinx, Inc.	42,502	1,420
Yahoo!, Inc. (a)	167,019	2,668

		384,578

Materials — 3.5%
Air Products & Chemicals, Inc.	33,209	2,746
Airgas, Inc.	10,400	856
Alcoa, Inc.	169,749	1,502
Allegheny Technologies, Inc.	17,228	550
Ball Corp.	25,024	1,059
Bemis Co., Inc.	17,462	550
CF Industries Holdings, Inc.	10,350	2,300
Cliffs Natural Resources, Inc.	22,200	869

	Shares	Market Value (000)
Dow Chemical Co.	189,328	$5,483
E.I. du Pont de Nemours & Co.	148,112	7,446
Eastman Chemical Co.	23,708	1,352
Ecolab, Inc.	42,166	2,733
FMC Corp.	21,400	1,185
Freeport-McMoRan Copper & Gold, Inc. Class B	152,104	6,020
International Flavors & Fragrances, Inc.	13,031	776
International Paper Co.	68,211	2,477
LyondellBasell Industries NV	54,300	2,805
MeadWestvaco Corp.	26,720	818
Monsanto Co.	85,355	7,769
Mosaic Co.	46,300	2,667
Newmont Mining Corp.	78,406	4,391
Nucor Corp.	49,654	1,900
Owens-Illinois, Inc. (a)	24,000	450
Plum Creek Timber Co., Inc.	25,311	1,110
PPG Industries, Inc.	24,271	2,787
Praxair, Inc.	47,111	4,894
Sealed Air Corp.	28,792	445
Sherwin-Williams Co.	13,696	2,039
Sigma-Aldrich Corp.	19,134	1,377
Titanium Metals Corp.	10,800	139
United States Steel Corp.	21,478	410
Vulcan Materials Co.	21,361	1,010
Weyerhaeuser Co.	87,474	2,287

		75,202

Telecommunication Services — 3.2%
AT&T, Inc.	925,950	34,908
CenturyLink, Inc.	97,365	3,933
Crown Castle International Corp. (a)	46,900	3,006
Frontier Communications Corp.	165,844	813
JDS Uniphase Corp. (a)	32,523	403
MetroPCS Communications, Inc. (a)	52,500	615
Sprint Nextel Corp. (a)	479,365	2,646
Verizon Communications, Inc.	456,366	20,797
Windstream Corp.	99,213	1,003

		68,124

Utilities — 3.4%
AES Corp. (a)	103,195	1,132
AGL Resources, Inc.	18,100	740
Ameren Corp.	37,560	1,227
American Electric Power Co., Inc.	76,652	3,368
CenterPoint Energy, Inc.	66,311	1,412
CMS Energy Corp.	42,056	990
Consolidated Edison, Inc.	47,252	2,830
Dominion Resources, Inc.	90,862	4,810
DTE Energy Co.	26,284	1,575
Duke Energy Corp.	112,783	7,308
Edison International	50,719	2,317

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

	Shares	Market Value (000)
COMMON STOCKS — (continued)
Utilities — (continued)
Entergy Corp.	27,698	$1,919
Exelon Corp.	134,343	4,780
FirstEnergy Corp.	65,322	2,881
Integrys Energy Group, Inc.	11,616	606
NextEra Energy, Inc.	67,721	4,763
NiSource, Inc.	45,982	1,172
Northeast Utilities	50,060	1,914
NRG Energy, Inc.	36,700	785
Oneok, Inc.	32,200	1,556
Pepco Holdings, Inc.	34,700	656
PG&E Corp.	66,926	2,856
Pinnacle West Capital Corp.	17,860	943
PPL Corp.	92,275	2,681
Public Service Enterprise Group, Inc.	78,624	2,530
SCANA Corp.	21,000	1,014
Sempra Energy	37,286	2,405
Southern Co.	137,943	6,358
TECO Energy, Inc.	34,951	620
Wisconsin Energy Corp.	35,200	1,326
Xcel Energy, Inc.	75,951	2,105

		71,579

TOTAL COMMON STOCKS (Cost $1,194,165)		2,060,115

	Par Amount
U.S. GOVERNMENT SECURITIES — 0.2%
U.S. Treasury Bill(b)(e)(f) 0.08% due 10/04/12	$400,000	400
U.S. Treasury Bill(b)(e)(f) 0.07% due 11/08/12	250,000	250
U.S. Treasury Bill(b)(e)(f) 0.10% due 11/08/12	360,000	360
U.S. Treasury Bill(b)(e)(f) 0.08% due 12/06/12	375,000	375
U.S. Treasury Bill(b)(e)(f) 0.09% due 12/06/12	1,465,000	1,464
U.S. Treasury Bill(b)(e)(f) 0.10% due 12/06/12	160,000	160

TOTAL U.S. GOVERNMENT SECURITIES (Cost $3,009)		3,009

	Shares	Market Value (000)
MONEY MARKET FUND — 2.5%
State Street Institutional Liquid Reserves Fund 0.21%(c)(g)	53,730,641	$53,731

TOTAL MONEY MARKET FUND (Cost $53,731)		53,731

TOTAL INVESTMENTS(h) † — 100.1% (Cost $1,250,905(i))		2,116,855
Liabilities in Excess of Assets — (0.1)%		(1,202)

NET ASSETS — 100.0%		$2,115,653

(a)	Non-income producing security.
(b)	All or part of this security has been designated as collateral for futures contracts.
(c)	Affiliated issuer. See table that follows for more information.
(d)	Amount is less than $1,000.
(e)	Rate represents annualized yield at date of purchase.
(f)	Value determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.
(i)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2012 was $913,179 and $47,229, respectively, resulting in net unrealized appreciation of investments of $865,950.

PLC = Public Limited Company

REIT = Real Estate Investment Trust

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

†	Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and are intended to increase the consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Portfolio’s assets carried at fair value (amounts in thousands):

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
ASSETS: INVESTMENTS:
Common Stocks	$2,060,115	$—	$—	$2,060,115
U.S. Government Securities	—	3,009	—	3,009
Money Market Fund	53,731	—	—	53,731

TOTAL INVESTMENTS	2,113,846	3,009		2,116,855
OTHER ASSETS:
Futures contracts	(849)	—	—	(849)

TOTAL ASSETS	$2,112,997	$3,009	$—	$2,116,006

The type of input used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

There were no material transfers between levels for the nine months ended September 30, 2012. The transfers that did occur were the result of fair value pricing using significant observable inputs for Level 2 securities.

Derivatives

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Asset and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

	Number of Contracts	Notional Value (000)	Unrealized Depreciation (000)
Schedule of Futures Contracts S&P 500 Financial Futures Contracts (long) Expiration Date 12/2012	792	$57,644	$(849)

Total unrealized depreciation on open futures contracts purchased			$(849)

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities for the period ended September 30, 2012:

Asset Derivatives (1) (amounts in thousands)

	Equity Contracts Risk*	Total
Futures Contracts	$(849)	$(849)

(1)	Portfolio of Investments: Unrealized depreciation of futures contracts.
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the unsettled receivable/payable for variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments during the nine months ended September 30, 2012, were as follows:

Realized Gain (Loss) (amounts in thousands)

	Equity Contracts Risk	Total
Futures Contracts	$6,387	$6,387

Change in Appreciation (Depreciation) (amounts in thousands)

	Equity Contracts Risk	Total
Futures Contracts	$(988)	$(988)

The average notional value of futures outstanding during the period ended September 30, 2012, was $41,529,157.

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending September 30, 2012 were as follows:

Security Description	Number of shares held at 12/31/11	Shares purchased for the nine months ended 9/30/12	Shares sold for the nine months ended 9/30/12	Number of shares held at 9/30/12	Value at 9/30/12 (000)	Income earned for the nine months ended 9/30/12 (000)	Realized loss on shares sold (000)
State Street Corp.	79,225	5,700	7,500	77,425	$3,249	$54	$(13)
State Street Institutional Liquid Reserves	—	190,959,862	137,229,221	53,730,641	53,731	32	—

State Street Money Market Portfolio

Portfolio of Investments

September 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
ASSET BACKED COMMERCIAL PAPER — 8.3%
Alpine Securitization Corp. (a)	0.249%	01/09/2013	01/09/2013	$100,000,000	$99,931,944
Aspen Funding Corp. (a)	0.450%	10/19/2012	10/19/2012	60,000,000	59,986,500
Collateralized Commercial Paper Co. LLC	0.345%	10/22/2012	10/22/2012	200,000,000	199,960,333
Collateralized Commercial Paper Co. LLC	0.340%	11/13/2012	11/13/2012	205,000,000	204,916,747
Gemini Securitization Corp. LLC (a)	0.450%	10/19/2012	10/19/2012	50,000,000	49,988,750
Gemini Securitization Corp. LLC (a)	0.451%	10/26/2012	10/26/2012	75,000,000	74,976,563
Kells Funding LLC (b)	0.406%	10/02/2012	10/02/2012	79,000,000	78,999,122
Kells Funding LLC (b)	0.406%	10/03/2012	10/03/2012	70,000,000	69,998,444
Kells Funding LLC (b)	0.406%	10/04/2012	10/04/2012	250,000,000	249,991,667
Kells Funding LLC (b)	0.386%	10/10/2012	10/10/2012	200,000,000	199,981,000
Kells Funding LLC (b)	0.386%	10/18/2012	10/18/2012	300,000,000	299,946,167
Kells Funding LLC (b)	0.360%	11/15/2012	11/15/2012	57,000,000	56,974,350
Kells Funding LLC (b)	0.365%	11/19/2012	11/19/2012	150,000,000	149,926,500
Kells Funding LLC (b)	0.518%	01/18/2013	01/18/2013	75,000,000	74,884,188
Kells Funding LLC (b)	0.518%	01/22/2013	01/22/2013	120,000,000	119,807,900
Newport Funding Corp. (a)	0.451%	10/26/2012	10/26/2012	100,000,000	99,968,750
Ridgefield Funding Co. (b)	0.813%	01/09/2013	01/09/2013	80,000,000	79,822,222

TOTAL ASSET BACKED COMMERCIAL PAPER					2,170,061,147

FINANCIAL COMPANY COMMERCIAL PAPER — 13.8%
ABN AMRO Funding (a)	0.467%	11/01/2012	11/01/2012	50,000,000	49,980,194
BNP Paribas	0.661%	02/11/2013	02/11/2013	182,000,000	181,562,947
Commonwealth Bank of Australia (a)(c)	0.269%	10/22/2012	11/21/2012	100,000,000	100,000,000
DNB Bank ASA (a)(c)	0.493%	10/29/2012	01/28/2013	400,000,000	400,000,000
General Electric Capital Corp.	0.264%	11/08/2012	11/08/2012	83,000,000	82,977,221
General Electric Capital Corp.	0.254%	11/09/2012	11/09/2012	137,000,000	136,962,896
General Electric Capital Corp.	0.244%	12/12/2012	12/12/2012	180,000,000	179,913,600
General Electric Capital Corp.	0.230%	01/18/2013	01/18/2013	88,000,000	87,938,718
General Electric Capital Corp.	0.244%	02/25/2013	02/25/2013	14,000,000	13,986,280
HSBC Bank PLC (a)(c)	0.338%	10/09/2012	02/07/2013	105,000,000	105,000,000
JPMorgan Chase & Co. (c)	0.268%	10/09/2012	10/09/2012	180,000,000	180,000,000
JPMorgan Chase & Co.	0.305%	10/09/2012	10/09/2012	240,000,000	239,984,000
JPMorgan Chase & Co.	0.368%	10/09/2012	03/07/2013	200,000,000	200,000,000
Nordea Bank AB	0.294%	10/10/2012	10/10/2012	125,000,000	124,990,938
Nordea Bank AB	0.294%	10/11/2012	10/11/2012	215,000,000	214,982,681
NRW Bank (a)	0.250%	11/19/2012	11/19/2012	315,000,000	314,892,813
NRW Bank (a)	0.254%	11/19/2012	11/19/2012	110,000,000	109,962,569
NRW Bank (a)	0.254%	11/26/2012	11/26/2012	75,000,000	74,970,833
Skandinaviska Enskilda Banken AB (a)	0.315%	11/19/2012	11/19/2012	275,000,000	274,883,965
Sumitomo Mitsui Banking Corp. (a)	0.365%	10/09/2012	10/09/2012	350,000,000	349,972,000
Toyota Motor Credit Corp.	0.355%	10/16/2012	10/16/2012	50,000,000	49,992,708
Toyota Motor Credit Corp.	0.260%	12/20/2012	12/20/2012	34,000,000	33,980,356
Toyota Motor Credit Corp.	0.270%	01/02/2013	01/02/2013	35,300,000	35,275,378
Toyota Motor Credit Corp.	0.274%	01/24/2013	01/24/2013	35,600,000	35,569,295
Toyota Motor Credit Corp.	0.274%	01/28/2013	01/28/2013	50,600,000	50,554,840

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					3,628,334,232

CERTIFICATES OF DEPOSIT — 48.3%
Bank of Montreal (c)	0.510%	10/09/2012	12/05/2012	94,000,000	94,000,000
Bank of Nova Scotia	0.301%	10/03/2012	10/03/2012	210,000,000	210,000,000
Bank of Nova Scotia (c)	0.268%	10/09/2012	03/06/2013	300,000,000	300,000,000
Bank of Tokyo - Mitsubishi	0.360%	10/05/2012	10/05/2012	200,000,000	200,000,000
Bank of Tokyo - Mitsubishi	0.350%	10/25/2012	10/25/2012	500,000,000	500,000,000
Bank of Tokyo - Mitsubishi	0.350%	10/29/2012	10/29/2012	500,000,000	500,000,000

State Street Money Market Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
CERTIFICATES OF DEPOSIT - (continued)
Barclays Bank	0.480%	11/26/2012	11/26/2012	$400,000,000	$400,000,000
Barclays Bank	0.480%	11/26/2012	11/26/2012	150,000,000	150,000,000
Barclays Bank (c)	0.739%	10/19/2012	02/19/2013	200,000,000	200,000,000
Barclays Bank (c)	0.738%	10/09/2012	03/06/2013	200,000,000	200,000,000
Barclays Bank (c)	0.557%	10/24/2012	03/22/2013	300,000,000	300,000,000
BNP Paribas	0.630%	02/11/2013	02/11/2013	80,000,000	80,000,000
Credit Suisse (c)	0.431%	10/05/2012	12/05/2012	187,000,000	187,000,000
Credit Suisse	0.330%	02/12/2013	02/12/2013	600,000,000	600,000,000
Credit Suisse (c)	0.316%	10/29/2012	03/26/2013	235,000,000	235,000,000
Deutsche Bank AG	0.380%	10/19/2012	10/19/2012	90,000,000	90,000,000
Deutsche Bank AG	0.380%	10/25/2012	10/25/2012	200,000,000	200,000,000
Deutsche Bank AG	0.220%	12/14/2012	12/14/2012	600,000,000	600,000,000
ING Bank NV	0.380%	11/02/2012	11/02/2012	500,000,000	500,000,000
ING Bank NV	0.380%	11/05/2012	11/05/2012	150,000,000	150,000,000
ING Bank NV	0.380%	11/13/2012	11/13/2012	250,000,000	250,000,000
ING Bank NV	0.590%	02/15/2013	02/15/2013	300,000,000	300,000,000
Lloyds TSB Bank	0.280%	12/11/2012	12/11/2012	50,000,000	50,000,000
Lloyds TSB Bank	0.250%	12/24/2012	12/24/2012	100,000,000	100,000,000
National Australia Bank Ltd. (c)	0.267%	10/26/2012	10/26/2012	265,000,000	265,000,000
National Australia Bank Ltd. (c)	0.266%	10/29/2012	10/29/2012	400,000,000	400,000,000
National Australia Bank Ltd. (c)	0.331%	10/04/2012	02/04/2013	300,000,000	300,000,000
Nordea Bank AB	0.290%	10/11/2012	10/11/2012	400,000,000	400,000,000
Norinchukin Bank	0.170%	10/05/2012	10/05/2012	250,000,000	250,000,000
Rabobank Nederland NV	0.400%	10/15/2012	10/15/2012	200,000,000	200,000,000
Rabobank Nederland NV (c)	0.561%	10/02/2012	01/02/2013	225,000,000	225,000,000
Rabobank Nederland NV (c)	0.561%	10/04/2012	01/04/2013	500,000,000	500,000,000
Rabobank Nederland NV	0.410%	01/28/2013	01/28/2013	200,000,000	200,000,000
Royal Bank of Canada (c)	0.487%	11/13/2012	08/12/2013	75,000,000	75,000,000
Royal Bank of Canada (c)	0.477%	11/27/2012	08/27/2013	67,500,000	67,500,000
Skandinaviska Enskilda Banken AB	0.400%	11/13/2012	11/13/2012	300,000,000	300,000,000
Skandinaviska Enskilda Banken AB	0.340%	11/14/2012	11/14/2012	440,000,000	440,000,000
Standard Chartered Bank	0.340%	10/18/2012	10/18/2012	284,000,000	284,000,000
Sumitomo Mitsui Banking Corp.	0.360%	10/05/2012	10/05/2012	250,000,000	250,000,000
Sumitomo Mitsui Banking Corp.	0.330%	10/26/2012	10/26/2012	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp.	0.330%	01/17/2013	01/17/2013	400,000,000	400,000,000
Svenska Handelsbanken AB	0.300%	10/09/2012	10/09/2012	161,000,000	161,000,000
Svenska Handelsbanken AB	0.260%	11/02/2012	11/02/2012	45,000,000	45,000,200
Svenska Handelsbanken AB	0.205%	11/09/2012	11/09/2012	225,000,000	225,000,000
Svenska Handelsbanken AB	0.240%	11/13/2012	11/13/2012	300,000,000	300,001,791
Svenska Handelsbanken AB	0.255%	01/02/2013	01/02/2013	175,000,000	175,000,000
Swedbank AB	0.440%	02/04/2013	02/04/2013	278,000,000	278,000,000
Toronto Dominion Bank (c)	0.443%	11/02/2012	02/04/2013	61,500,000	61,500,000
UBS AG	0.320%	11/01/2012	11/01/2012	320,000,000	320,000,000

TOTAL CERTIFICATES OF DEPOSIT					12,718,001,991

OTHER NOTES — 10.6%
Bank of America NA	0.350%	10/01/2012	10/01/2012	125,000,000	125,000,000
Bank of America NA	0.350%	10/16/2012	10/16/2012	250,000,000	250,000,000
Bank of America NA	0.330%	10/29/2012	10/29/2012	250,000,000	250,000,000
Bank of America NA	0.380%	12/13/2012	12/13/2012	400,000,000	400,000,000
Bank of Nova Scotia	0.080%	10/01/2012	10/01/2012	800,000,000	800,000,000
Commonwealth Bank of Australia (b)(c)	0.668%	10/29/2012	11/26/2012	31,000,000	31,000,000
JPMorgan Chase Bank NA	0.010%	10/01/2012	10/01/2012	225,000,000	225,000,000
Nordea Bank AB (b)(c)	0.604%	11/16/2012	11/16/2012	174,000,000	174,000,000

State Street Money Market Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
OTHER NOTES - (continued)
Rabobank Nederland NV (b)(c)	0.577%	11/16/2012	12/14/2012	$107,000,000	$107,000,000
Societe Generale	0.180%	10/01/2012	10/01/2012	335,000,000	335,000,000
Toyota Motor Credit Corp. (c)	0.460%	12/10/2012	09/09/2013	45,860,000	45,860,000
Westpac Banking Corp. (c)	0.597%	10/29/2012	11/27/2012	35,000,000	35,000,000

TOTAL OTHER NOTES					2,777,860,000

GOVERNMENT AGENCY DEBT — 2.7%
Federal Home Loan Bank (d)	0.115%	10/10/2012	10/10/2012	181,000,000	180,994,796
Federal Home Loan Bank (d)	0.120%	10/10/2012	10/10/2012	41,000,000	40,998,770
Federal Home Loan Bank (d)	0.120%	10/12/2012	10/12/2012	126,000,000	125,995,380
Federal Home Loan Mortgage Corp. (d)	0.132%	11/13/2012	11/13/2012	113,000,000	112,982,184
Federal Home Loan Mortgage Corp. (d)	0.160%	02/11/2013	02/11/2013	142,000,000	141,916,062
Federal National Mortgage Assoc. (d)	0.130%	10/31/2012	10/31/2012	120,000,000	119,987,000

TOTAL GOVERNMENT AGENCY DEBT					722,874,192

TREASURY DEBT — 2.1%
U.S. Treasury Bill (d)	0.113%	11/15/2012	11/15/2012	379,000,000	378,946,703
U.S. Treasury Note	0.155%	01/15/2013	01/15/2013	170,000,000	170,596,766

TOTAL TREASURY DEBT					549,543,469

					Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 10.1%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/25/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 4.600% due 07/15/2013 - 04/01/2026, and Federal National Mortgage Associations, 0.700% - 3.030% due 03/13/2015 - 06/25/2027, valued at $102,000,039); expected proceeds $100,003,500	0.180%	10/02/2012	10/02/2012	100,000,000	100,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/25/2012 (collateralized by Federal National Mortgage Associations, 4.000% - 4.500% due 01/01/2042 - 03/01/2042, and a U.S. Treasury Strip, 0.125% due 07/31/2014, valued at $255,000,010); expected proceeds $250,008,264	0.170%	10/02/2012	10/02/2012	250,000,000	250,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/26/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% - 5.000% due 03/01/2026 - 06/01/2042, and Federal National Mortgage Associations, 3.500% - 4.500% due 05/01/2024 - 10/01/2042, valued at $153,000,001); expected proceeds $150,005,833	0.200%	10/03/2012	10/03/2012	150,000,000	150,000,000

State Street Money Market Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/27/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 6.000% due 12/01/2019 - 09/01/2042, and Federal National Mortgage Associations, 2.500% - 6.500% due 01/01/2022 - 10/01/2042, valued at $459,000,000); expected proceeds $450,017,500	0.200%	10/04/2012	10/04/2012	$450,000,000	$450,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/28/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 7.500% due 12/01/2018 - 09/01/2042, and Federal National Mortgage Associations, 2.500% - 6.500% due 03/01/2017 - 10/01/2042, valued at $765,000,000); expected proceeds $750,029,167	0.200%	10/05/2012	10/05/2012	750,000,000	750,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/25/2012 (collateralized by Federal National Mortgage Associations, 2.500% - 3.500% due 9/01/2027 - 09/01/2042, valued at $204,000,323); expected proceeds $200,008,556	0.220%	10/02/2012	10/02/2012	200,000,000	200,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/28/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% - 4.000% due 03/01/2032 - 09/01/2042, and Federal National Mortgage Associations, 3.000% - 4.500% due 07/01/2027 - 10/01/2042, valued at $474,300,001); expected proceeds $465,008,525	0.220%	10/01/2012	10/01/2012	465,000,000	465,000,000
Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 09/28/2012 (collateralized by Federal National Mortgage Associations, 3.500% - 6.000% due 03/01/2037 - 09/01/2042, valued at $51,000,000); expected proceeds $50,001,042	0.250%	10/01/2012	10/01/2012	50,000,000	50,000,000
Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/27/2012 (collateralized by Federal National Mortgage Associations, 2.500% - 6.000% due 09/01/2022 - 10/01/2042, valued at $255,000,000); expected proceeds $250,009,236	0.190%	10/04/2012	10/04/2012	250,000,000	250,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					2,665,000,000

TREASURY REPURCHASE AGREEMENTS — 3.8%
Agreement with Barclays Capital, Inc., dated 09/28/2012 (collateralized by U.S. Treasury Notes, 0.750% - 4.500% due 12/15/2013 - 08/15/2039, valued at $816,138,846); expected proceeds $800,013,333	0.200%	10/01/2012	10/01/2012	800,000,000	800,000,000

State Street Money Market Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS - (continued)
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 09/25/2012 (collateralized by U.S. Treasury Bills, 0.000% due 10/04/2012 - 02/07/2013, U.S. Treasury Bonds, 3.875% - 5.500% due 08/15/2028 - 02/15/2041 and U.S. Treasury Notes, 0.125% - 4.875% due 09/30/2013 - 02/15/2020, valued at $204,003,751); expected proceeds $200,007,000	0.180%	10/02/2012	10/02/2012	$200,000,000	$200,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					1,000,000,000

TOTAL INVESTMENTS(e)(f)† — 99.7%					26,231,675,031
Other Assets in Excess of Liabilities — 0.3%					80,673,317

NET ASSETS — 100.0%					$26,312,348,348

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $2,164,514,881 or 8.23% of net assets as of September 30, 2012.
(b)	Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”), or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $1,692,331,560 or 6.43% of net assets as of September 30, 2012.
(c)	Variable Rate Security - Interest rate shown is rate in effect as of September 30, 2012.
(d)	Rate represents annualized yield at date of purchase.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.
(f)	Also represents the cost for federal tax purposes.
†	Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended (“1940 Act”), and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

State Street Money Market Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and are intended to increase consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	26,231,675,031
Level 3 – Significant Unobservable Inputs	—

Total Investments	$26,231,675,031

The type of input used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the nine months ended September 30, 2012, there were no transfers between levels.

The American Beacon Small Cap Index Fund invests all of its investable assets in the Master Small Cap Index Series of the Quantitative Master Series Trust. The percentage of the portfolio held by The Fund at September 30, 2012 was 13.50%. The Schedule of Investments for the Master Small Cap Index Series for the fiscal quarter ended September 30, 2012 is provided below.

Schedule of Investments September 30, 2012 (Unaudited)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Advertising Agencies — 0.6%
Arbitron, Inc.	9,506	$360,277
Constant Contact, Inc. (a)	11,041	192,113
Digital Generation, Inc. (a)	9,982	113,396
Harte-Hanks, Inc.	16,183	112,148
Marchex, Inc., Class B	8,461	32,321
MDC Partners, Inc., Class A	9,304	114,811
National CineMedia, Inc.	20,350	333,130
QuinStreet, Inc. (a)(b)	11,920	100,009
ReachLocal, Inc. (a)	3,732	46,799
Travelzoo, Inc. (a)	2,616	61,659
Valassis Communications, Inc. (a)	14,392	355,339
ValueClick, Inc. (a)(b)	27,110	466,021
Viad Corp.	7,369	153,717

		2,441,740

Aerospace — 1.2%
AAR Corp.	14,628	240,192
AeroVironment, Inc. (a)	6,282	147,439
API Technologies Corp. (a)	11,670	33,493
Astronics Corp. (a)	3,820	117,656
Ceradyne, Inc.	8,816	215,375
CPI Aerostructures, Inc. (a)	2,027	21,973
Cubic Corp.	5,721	286,393
Curtiss-Wright Corp.	16,944	554,069
Esterline Technologies Corp. (a)	11,034	619,449
GenCorp, Inc. (a)(b)	21,687	205,810
Heico Corp.	18,999	735,071
Kaman Corp., Class A	9,481	339,989
Kratos Defense & Security Solutions, Inc. (a)	14,564	85,054
LMI Aerospace, Inc. (a)	3,269	66,818
Moog, Inc., Class A (a)	16,321	618,076
Orbital Sciences Corp. (a)	21,399	311,569
SIFCO Industries, Inc.	896	16,307
Teledyne Technologies, Inc. (a)(b)	13,273	841,375

		5,456,108

Agriculture, Fishing & Ranching — 0.4%
Alico, Inc.	1,268	39,600
The Andersons, Inc.	6,652	250,514
Cadiz, Inc. (a)	4,686	45,501
Cal-Maine Foods, Inc.	5,254	236,115
Calavo Growers, Inc.	4,326	108,150
Fresh Del Monte Produce, Inc.	13,695	350,592
Limoneira Co.	2,964	54,626
Pilgrims Pride Corp. (a)	21,616	110,458
Sanderson Farms, Inc.	8,267	366,807
Seaboard Corp. (a)	109	246,354

		1,808,717

Air Transport — 1.0%
Air Transport Services Group, Inc. (a)	19,325	85,030
Alaska Air Group, Inc. (a)	25,687	900,586
Allegiant Travel Co. (a)	5,404	342,397

Common Stocks	Shares	Value
Air Transport (concluded)
Atlas Air Worldwide Holdings, Inc. (a)(b)	9,531	$492,086
Bristow Group, Inc.	12,857	649,921
Hawaiian Holdings, Inc. (a)(b)	18,595	103,946
JetBlue Airways Corp. (a)	84,381	404,185
PHI, Inc. (a)	4,731	148,837
Republic Airways Holdings, Inc. (a)	17,614	81,553
SkyWest, Inc.	18,526	191,374
Spirit Airlines, Inc. (a)	15,022	256,576
US Airways Group, Inc. (a)	58,524	612,161

		4,268,652

Alternative Energy — 0.1%
Ameresco, Inc., Class A (a)	7,286	86,048
Amyris, Inc. (a)(b)	10,975	37,754
EnerNOC, Inc. (a)	8,784	114,016
Gevo, Inc. (a)	11,342	24,159
Green Plains Renewable Energy, Inc. (a)	9,012	52,810
Rex American Resources Corp. (a)	2,105	37,911
Solazyme, Inc. (a)(b)	11,962	137,324

		490,022

Aluminum — 0.1%
Century Aluminum Co. (a)	18,728	133,905
Kaiser Aluminum Corp.	6,928	404,526
Noranda Aluminum Holding Corp.	12,125	81,116

		619,547

Asset Management & Custodian — 1.0%
Apollo Investment Corp.	73,376	577,469
Arlington Asset Investment Corp.	3,826	91,288
Artio Global Investors, Inc.	11,319	33,731
Calamos Asset Management, Inc., Class A	7,024	81,759
Capital Southwest Corp.	1,077	120,570
CIFC Corp. (a)	2,391	17,502
Cohen & Steers, Inc.	6,723	199,135
Cowen Group, Inc., Class A (a)	31,730	85,671
Diamond Hill Investments Group, Inc.	975	74,763
Epoch Holding Corp.	5,819	134,419
Fifth Street Finance Corp.	32,558	357,487
Financial Engines, Inc. (a)	16,689	397,699
GAMCO Investors, Inc., Class A	2,341	116,465
Golub Capital BDC, Inc.	5,187	82,473
GSV Capital Corp. (a)	7,034	60,704
Harris & Harris Group, Inc. (a)	11,222	42,531
Horizon Technology Finance Corp.	2,424	39,172
JMP Group, Inc.	5,900	32,391
KCAP Financial, Inc.	7,965	73,756
Manning & Napier, Inc.	4,960	60,462
MCG Capital Corp.	28,042	129,274
Medley Capital Corp.	8,145	114,600
MVC Capital, Inc.	8,725	111,680

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Asset Management & Custodian (concluded)
National Financial Partners Corp. (a)	14,622	$247,112
New Mountain Finance Corp.	4,305	63,800
NGP Capital Resources Co.	8,005	59,717
Oppenheimer Holdings, Inc.	3,687	58,808
Pzena Investment Management, Inc., Class A	3,623	18,876
Resource America, Inc., Class A	4,424	30,260
Solar Capital Ltd.	13,809	316,502
Solar Senior Capital Ltd.	3,424	61,324
TCP Capital Corp.	2,079	33,181
THL Credit, Inc.	4,993	70,052
TICC Capital Corp.	14,582	151,653
Virtus Investment Partners, Inc. (a)	2,208	189,888
Westwood Holdings Group, Inc.	2,414	94,170
WisdomTree Investments, Inc. (a)	21,294	142,670

		4,573,014

Auto Parts — 0.6%
American Axle & Manufacturing Holdings, Inc. (a)	24,220	272,959
Dana Holding Corp.	53,373	656,488
Dorman Products, Inc. (a)	8,818	277,855
Exide Technologies (a)	28,214	87,463
Federal-Mogul Corp., Class A (a)	6,355	58,148
Fuel Systems Solutions, Inc. (a)	5,348	91,932
Gentherm, Inc. (a)	10,721	133,369
Meritor, Inc. (a)	35,008	148,434
Standard Motor Products, Inc.	7,224	133,066
Stoneridge, Inc. (a)	10,283	51,107
Superior Industries International, Inc.	8,105	138,515
Tenneco, Inc. (a)	21,927	613,956
Tower International, Inc. (a)	2,074	15,991
U.S. Auto Parts Network, Inc. (a)	5,484	18,975

		2,698,258

Auto Services — 0.1%
Cooper Tire & Rubber Co.	22,497	431,492

Back Office Support, HR & Consulting — 2.0%
The Advisory Board Co. (a)(b)	12,359	591,131
Angie’s List, Inc. (a)	12,967	137,191
Barrett Business Services, Inc.	2,533	68,644
CBIZ, Inc. (a)	13,632	82,065
CDI Corp.	4,993	85,031
Convergys Corp.	42,122	660,052
The Corporate Executive Board Co.	12,115	649,727
CoStar Group, Inc. (a)	10,165	828,854
CRA International, Inc. (a)	3,725	64,368
Dice Holdings, Inc. (a)	16,612	139,873
ExlService Holdings, Inc. (a)	8,378	247,151
Forrester Research, Inc.	5,115	147,159
FTI Consulting, Inc. (a)	15,085	402,468
GP Strategies Corp. (a)	5,422	104,753
The Hackett Group, Inc. (a)	8,937	37,357

Common Stocks	Shares	Value
Back Office Support, HR & Consulting (concluded)
Heidrick & Struggles International, Inc.	6,537	$83,281
Hudson Global, Inc. (a)	12,290	54,813
Huron Consulting Group, Inc. (a)(b)	8,225	286,394
ICF International, Inc. (a)	7,219	145,102
Innodata Corp. (a)	8,073	32,696
Insperity, Inc.	8,097	204,287
Kelly Services, Inc., Class A	9,717	122,434
Kforce, Inc. (a)	10,444	123,135
Korn/Ferry International (a)	17,121	262,465
Liquidity Services, Inc. (a)(b)	8,516	427,588
MAXIMUS, Inc.	12,243	731,152
Monster Worldwide, Inc. (a)	43,634	319,837
Navigant Consulting, Inc. (a)	18,825	208,016
On Assignment, Inc. (a)	15,476	308,282
PDI, Inc. (a)	3,589	28,604
PRGX Global, Inc. (a)	7,584	64,919
Resources Connection, Inc.	15,414	202,078
RPX Corp. (a)	7,660	85,869
ServiceSource International, Inc. (a)	18,036	185,049
SYKES Enterprises, Inc. (a)	13,945	187,421
TeleTech Holdings, Inc. (a)	8,155	139,043
TrueBlue, Inc. (a)(b)	14,687	230,880
WageWorks, Inc. (a)	2,342	40,868

		8,720,037

Banks: Diversified — 6.5%
1st Source Corp.	5,438	121,104
1st United Bancorp, Inc. (a)	10,895	70,273
Access National Corp.	2,737	37,387
Alliance Financial Corp.	1,747	70,247
American National BankShares, Inc.	2,871	64,856
Ameris Bancorp (a)	8,706	109,609
Ames National Corp.	3,005	62,624
Arrow Financial Corp.	3,858	96,441
Bancfirst Corp.	2,388	102,588
Banco Latinoamericana De Comercio Exterior SA	10,329	228,168
The Bancorp, Inc. (a)	10,485	107,681
BancorpSouth, Inc.	34,202	504,137
Bank of Kentucky Financial Corp.	2,194	60,862
Bank of Marin Bancorp	1,988	84,510
Bank of the Ozarks, Inc.	10,595	365,210
Banner Corp.	6,804	184,388
Bar Harbor Bankshares	1,404	50,179
BBCN Bancorp, Inc. (a)	28,211	355,741
Berkshire Bancorp, Inc. (a)	1,560	12,839
Boston Private Financial Holdings, Inc.	28,521	273,516
Bridge Bancorp, Inc.	3,153	73,496
Bridge Capital Holdings (a)	3,450	53,337
Bryn Mawr Bank Corp.	4,243	95,213
C&F Financial Corp.	1,178	46,354

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	2

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks: Diversified (continued)
Camden National Corp.	2,846	$105,416
Cape Bancorp, Inc. (a)	4,025	37,674
Capital City Bank Group, Inc. (a)	4,185	44,528
Cardinal Financial Corp.	10,686	152,810
Cascade Bancorp (a)	2,186	11,542
Cathay General Bancorp	28,401	490,201
Center Bancorp, Inc.	4,487	53,485
Centerstate Banks, Inc.	11,094	98,958
Central Pacific Financial Corp. (a)	7,877	112,641
Century Bancorp, Inc., Class A	1,261	40,251
Chemical Financial Corp.	10,089	244,154
Citizens & Northern Corp.	4,522	88,676
Citizens Republic Bancorp, Inc. (a)	14,449	279,588
City Holding Co.	5,412	193,966
CNB Financial Corp.	4,621	80,914
CoBiz Financial, Inc.	12,874	90,118
Columbia Banking System, Inc.	14,488	268,608
Community Bank System, Inc.	14,296	403,004
Community Trust Bancorp, Inc.	5,149	182,970
Crescent Financial Bancshares, Inc. (a)	1,093	4,973
CVB Financial Corp.	31,975	381,781
Eagle Bancorp, Inc. (a)	6,185	103,413
Enterprise Bancorp, Inc.	2,216	37,849
Enterprise Financial Services Corp.	6,480	88,128
EverBank Financial Corp.	8,167	112,460
Farmers National Banc Corp.	6,826	44,096
Fidelity Southern Corp.	3,504	33,148
Financial Institutions, Inc.	5,130	95,623
First Bancorp, Inc.	3,295	57,827
First Bancorp, North Carolina	5,674	65,421
First Bancorp, Puerto Rico (a)	25,650	113,373
First Busey Corp.	27,305	133,248
First Commonwealth Financial Corp.	38,412	270,805
First Community Bancshares, Inc.	5,965	91,026
First Connecticut Bancorp, Inc.	6,562	88,653
First Financial Bancorp	21,198	358,458
First Financial Bankshares, Inc.	11,407	410,994
First Financial Corp.	4,114	128,933
First Interstate Bancsystem, Inc.	5,962	89,192
First Merchants Corp.	10,459	156,990
First Midwest Bancorp, Inc.	27,008	338,950
The First of Long Island Corp.	2,857	88,024
FirstMerit Corp.	39,772	585,842
FNB Corp.	50,594	567,159
FNB United Corp. (a)	3,661	43,493
German American Bancorp, Inc.	4,685	113,002
Glacier Bancorp, Inc.	25,997	405,033
Guaranty Bancorp (a)	27,981	56,522
Hancock Holding Co.	27,558	852,920
Hanmi Financial Corp. (a)	11,486	147,136
Heartland Financial USA, Inc.	5,331	145,376
Heritage Commerce Corp. (a)	7,558	52,453
Heritage Oaks Bancorp (a)	7,342	42,290

Common Stocks	Shares	Value
Banks: Diversified (continued)
Home Bancshares, Inc.	7,988	$272,311
Horizon Bancorp	1,464	41,841
Hudson Valley Holding Corp.	5,752	98,072
IBERIABANK Corp.	10,648	487,678
Independent Bank Corp.	7,912	238,072
International Bancshares Corp.	19,223	366,198
Investors Bancorp, Inc. (a)	15,913	290,253
Lakeland Bancorp, Inc.	10,197	105,539
Lakeland Financial Corp.	6,002	165,655
MainSource Financial Group, Inc.	7,414	95,196
MB Financial, Inc.	19,779	390,635
Mercantile Bank Corp. (a)	3,147	53,940
Merchants Bancshares, Inc.	1,899	56,115
Meridian Interstate Bancorp, Inc. (a)	3,177	52,421
Metro Bancorp, Inc. (a)	5,170	65,504
MetroCorp Bancshares, Inc. (a)	5,795	61,369
Middleburg Financial Corp.	1,940	34,454
Midsouth Bancorp, Inc.	3,082	49,898
NASB Financial, Inc. (a)	1,517	37,682
National Bankshares, Inc.	2,610	86,652
National Penn Bancshares, Inc.	44,634	406,616
NBT Bancorp, Inc.	12,008	265,017
Northrim BanCorp, Inc.	2,369	47,712
Old National Bancorp	36,373	495,037
Oriental Financial Group, Inc.	14,846	156,180
Pacific Capital Bancorp NA (a)	1,490	68,391
Pacific Continental Corp.	6,621	59,126
Pacific Mercantile Bancorp (a)	3,883	25,395
PacWest Bancorp	11,078	258,893
Park National Corp.	4,116	288,202
Park Sterling Corp. (a)	11,980	59,181
Peapack-Gladstone Financial Corp.	3,226	52,713
Penns Woods Bancorp, Inc.	1,432	63,481
Peoples Bancorp, Inc.	3,941	90,209
Pinnacle Financial Partners, Inc. (a)	12,613	243,683
Preferred Bank (a)	4,288	60,804
PrivateBancorp, Inc.	21,805	348,662
Prosperity Bancshares, Inc.	17,198	732,979
Provident Financial Services, Inc.	21,735	343,196
Renasant Corp.	9,235	181,052
Republic Bancorp, Inc., Class A	3,616	79,371
Rockville Financial, Inc.	10,220	125,195
Roma Financial Corp.	2,794	24,867
S&T Bancorp, Inc.	10,573	186,191
Sandy Spring Bancorp, Inc.	8,833	170,035
SCBT Financial Corp.	5,523	222,466
Seacoast Banking Corp. of Florida (a)	26,489	42,118
Sierra Bancorp	4,407	54,030
Simmons First National Corp., Class A	6,273	152,779
Southside Bancshares, Inc.	6,351	138,515
Southwest Bancorp, Inc. (a)	7,138	77,447

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	3

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks: Diversified (concluded)
State Bank Financial Corp.	11,580	$190,954
StellarOne Corp.	8,450	111,202
Sterling Bancorp	11,366	112,751
Sterling Financial Corp.	9,650	214,905
Suffolk Bancorp (a)	3,558	52,160
Sun Bancorp, Inc. (a)	14,624	49,283
Susquehanna Bancshares, Inc.	67,855	709,763
SY Bancorp, Inc.	4,473	105,831
Taylor Capital Group, Inc. (a)	5,965	102,121
Texas Capital Bancshares, Inc. (a)(b)	14,496	720,596
Tompkins Trustco, Inc.	3,843	155,718
Towne Bank	9,631	147,643
Trico Bancshares	5,870	97,031
TrustCo Bank Corp. NY	34,389	196,705
Trustmark Corp.	23,462	571,065
UMB Financial Corp.	11,677	568,436
Umpqua Holdings Corp.	40,400	520,756
Union First Market Bankshares Corp.	7,476	116,327
United Bankshares, Inc.	10,792	268,829
United Community Banks, Inc. (a)	15,149	127,100
Univest Corp. of Pennsylvania	6,215	111,870
Virginia Commerce Bancorp (a)	9,819	85,916
Washington Banking Co.	5,635	79,848
Washington Trust Bancorp, Inc.	5,279	138,679
Webster Financial Corp.	26,004	616,295
WesBanco, Inc.	8,575	177,588
West Bancorp., Inc.	5,788	69,745
West Coast Bancorp (a)	5,344	120,347
Westamerica Bancorp	10,101	475,252
Western Alliance Bancorp (a)	25,502	260,120
Wilshire Bancorp, Inc. (a)(b)	22,595	142,349
Wintrust Financial Corp.	13,101	492,205

		28,993,273

Banks: Savings, Thrift & Mortgage Lending — 1.3%
Apollo Residential Mortgage, Inc.	8,837	194,767
Astoria Financial Corp.	31,369	309,926
Bank Mutual Corp.	17,027	77,473
BankFinancial Corp.	7,753	68,149
Beneficial Mutual Bancorp, Inc. (a)	12,083	115,513
Berkshire Hills Bancorp, Inc.	8,106	185,465
BofI Holding, Inc. (a)	3,596	93,676
Brookline Bancorp, Inc.	25,524	225,122
BSB Bancorp, Inc. (a)	2,972	38,339
Charter Financial Corp.	2,343	22,844
Clifton Savings Bancorp, Inc.	3,083	33,913
Dime Community Bancshares, Inc.	11,440	165,194
Doral Financial Corp. (a)	46,990	44,203
ESB Financial Corp.	3,845	53,676
ESSA Bancorp, Inc.	3,272	33,996
First Defiance Financial Corp.	3,604	62,205
First Federal Bancshares of Arkansas, Inc. (a)	1,280	12,506

Common Stocks	Shares	Value
Banks: Savings, Thrift & Mortgage Lending (concluded)
First Financial Holdings, Inc.	6,136	$79,707
First Financial Northwest, Inc. (a)	5,834	46,964
First Pactrust Bancorp, Inc.	3,882	48,564
Flushing Financial Corp.	11,262	177,940
Fox Chase Bancorp., Inc.	4,615	72,086
Franklin Financial Corp. (a)	5,201	88,729
Great Southern Bancorp, Inc.	3,776	116,716
Heritage Financial Corp.	5,717	85,926
Heritage Financial Group, Inc.	3,099	40,721
Hingham Institution for Savings	440	28,349
Home Bancorp, Inc. (a)	2,467	44,381
Home Federal Bancorp, Inc.	5,665	64,128
Home Loan Servicing Solutions Ltd.	10,245	166,686
HomeStreet, Inc. (a)	1,595	60,706
Kaiser Federal Financial Group, Inc.	3,234	48,801
Kearny Financial Corp.	5,524	53,804
Northfield Bancorp, Inc.	5,443	87,197
Northwest Bancshares, Inc.	35,229	430,851
OceanFirst Financial Corp.	5,268	77,282
Ocwen Financial Corp. (a)	38,902	1,066,304
OmniAmerican Bancorp, Inc. (a)	4,131	93,898
Oritani Financial Corp.	16,344	245,977
Peoples Federal Bancshares, Inc.	2,162	37,359
Provident Financial Holdings, Inc.	3,494	49,650
Provident New York Bancorp	13,574	127,731
SI Financial Group, Inc.	3,810	44,653
Territorial Bancorp., Inc.	4,027	92,420
United Financial Bancorp, Inc.	5,730	82,913
ViewPoint Financial Group	12,131	232,551
Waterstone Financial, Inc. (a)	2,648	13,743
Westfield Financial, Inc.	8,520	63,815
WSFS Financial Corp.	2,755	113,726

		5,821,245

Beverage: Brewers & Distillers — 0.1%
Boston Beer Co., Inc., Class A (a)(b)	2,803	313,852
Central European Distribution Corp. (a)	23,883	68,067
Craft Brew Alliance, Inc. (a)	3,865	30,340

		412,259

Beverage: Soft Drinks — 0.2%
Coca-Cola Bottling Co. Consolidated	1,672	113,863
Farmer Bros. Co. (a)	2,437	23,176
Heckmann Corp. (a)(b)	48,554	203,927
National Beverage Corp. (a)	4,143	62,808
Peet’s Coffee & Tea, Inc. (a)	4,781	350,638

		754,412

Biotechnology — 3.7%
Accelrys, Inc. (a)	20,146	174,464
Acorda Therapeutics, Inc. (a)	14,377	368,195
Aegerion Pharmaceuticals, Inc. (a)	8,880	131,602

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	4

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology (continued)
Affymax, Inc. (a)(b)	13,134	$276,602
Agenus, Inc. (a)	8,805	40,591
Alkermes Plc (a)	44,119	915,469
Allos Therapeutcs, Inc. (a)	29,014	—
Alnylam Pharmaceuticals, Inc. (a)	16,695	313,699
AMAG Pharmaceuticals, Inc. (a)	7,747	137,432
Amicus Therapeutics, Inc. (a)	10,967	57,028
Arena Pharmaceuticals, Inc. (a)(b)	78,384	652,155
Arqule, Inc. (a)	21,424	109,477
Array Biopharma, Inc. (a)	32,354	189,594
Astex Pharmaceuticals (a)	33,634	103,256
AVEO Pharmaceuticals, Inc. (a)	14,115	146,937
BG Medicine, Inc. (a)	3,937	14,488
BioDelivery Sciences International, Inc. (a)	7,696	48,639
BioTime, Inc. (a)	11,094	46,595
Celldex Therapeutics, Inc. (a)	21,365	134,600
Cepheid, Inc. (a)(b)	23,671	816,886
ChemoCentryx, Inc. (a)	1,990	23,144
Clovis Oncology, Inc. (a)	4,960	101,432
Codexis, Inc. (a)	9,372	28,397
Cornerstone Therapeutics, Inc. (a)	3,115	15,980
Coronado Biosciences, Inc. (a)	6,207	32,276
Cubist Pharmaceuticals, Inc. (a)(b)	22,863	1,090,108
Curis, Inc. (a)(b)	28,744	119,000
Cytori Therapeutics, Inc. (a)	19,413	85,611
Dendreon Corp. (a)(b)	55,929	270,137
Discovery Laboratories, Inc. (a)	15,711	51,532
Durata Therapeutics, Inc. (a)	1,853	17,418
Dyax Corp. (a)	36,247	94,242
Dynavax Technologies Corp. (a)	62,751	298,695
Emergent Biosolutions, Inc. (a)	9,367	133,105
Enzon Pharmaceuticals, Inc. (a)	15,222	105,945
Exact Sciences Corp. (a)	22,907	252,206
Exelixis, Inc. (a)(b)	65,592	316,153
Furiex Pharmaceuticals, Inc. (a)	2,696	51,440
Genomic Health, Inc. (a)	5,830	202,243
Geron Corp. (a)	47,841	81,330
GTx, Inc. (a)	9,582	43,886
Halozyme Therapeutics, Inc. (a)	32,608	246,517
Harvard Bioscience, Inc. (a)	8,897	37,634
Horizon Pharma, Inc. (a)(b)	12,032	41,751
Hyperion Therapeutics, Inc. (a)	784	8,334
Idenix Pharmaceuticals, Inc. (a)	32,551	148,758
ImmunoCellular Therapeutics Ltd. (a)	14,449	40,602
ImmunoGen, Inc. (a)	30,025	438,365
Immunomedics, Inc. (a)	23,985	84,187
InterMune, Inc. (a)	23,759	213,118
Keryx Biopharmaceuticals, Inc. (a)(b)	25,988	73,286
Lexicon Genetics, Inc. (a)	72,248	167,615
Ligand Pharmaceuticals, Inc. (a)	6,305	108,131
MannKind Corp. (a)(b)	40,916	117,838
Maxygen, Inc.	9,927	26,207

Common Stocks	Shares	Value
Biotechnology (concluded)
Merrimack Pharmaceuticals, Inc. (a)	5,494	$51,534
Momenta Pharmaceuticals, Inc. (a)	16,998	247,661
Nektar Therapeutics (a)	41,303	441,116
Neurocrine Biosciences, Inc. (a)	24,054	191,951
NewLink Genetics Corp. (a)	4,601	74,674
Novavax, Inc. (a)	42,073	90,878
NPS Pharmaceuticals, Inc. (a)	31,262	289,174
Omeros Corp. (a)	9,078	85,333
OncoGenex Pharmaceutical, Inc. (a)	5,318	75,356
Oncothyreon, Inc. (a)	20,831	107,071
Opko Health, Inc. (a)(b)	38,894	162,577
Orexigen Therapeutics, Inc. (a)	21,988	125,551
Osiris Therapeutics, Inc. (a)(b)	6,021	66,532
Pacific Biosciences of California, Inc. (a)	13,447	24,608
PDL BioPharma, Inc.	50,680	389,729
Peregrine Semiconductor Corp. (a)	2,020	34,219
Progenics Pharmaceuticals, Inc. (a)(b)	10,983	31,521
Raptor Pharmaceutical Corp. (a)(b)	17,707	98,451
Repligen Corp. (a)	11,160	66,514
Repros Therapeutics, Inc. (a)	5,398	82,212
Rigel Pharmaceuticals, Inc. (a)(b)	25,731	263,743
RTI Biologics, Inc. (a)	20,283	84,580
Sangamo Biosciences, Inc. (a)	19,128	116,298
Seattle Genetics, Inc. (a)	34,299	924,358
Sequenom, Inc. (a)(b)	41,654	147,039
Sucampo Pharmaceuticals, Inc., Class A (a)	3,965	19,944
Sunesis Pharmaceuticals, Inc. (a)	9,943	56,178
Synageva BioPharma Corp. (a)	3,759	200,843
Synergy Pharmaceuticals, Inc. (a)	14,912	71,279
Synta Pharmaceuticals Corp. (a)	13,506	102,916
Targacept, Inc. (a)	9,905	48,435
TESARO, Inc. (a)	1,274	18,129
Theravance, Inc. (a)(b)	21,849	566,108
Threshold Pharmaceuticals, Inc. (a)	16,413	118,830
Transcept Pharmaceuticals, Inc. (a)	4,579	24,315
Trius Therapeutics, Inc. (a)	8,965	52,266
Vanda Pharmaceuticals, Inc. (a)	10,145	40,884
Ventrus Biosciences, Inc. (a)	4,553	16,300
Verastem, Inc. (a)	2,299	21,588
ViroPharma, Inc. (a)(b)	25,163	760,426
XOMA Corp. (a)	24,743	91,302
ZIOPHARM Oncology, Inc. (a)	24,243	132,124

		16,458,879

Building Materials — 1.0%
Acuity Brands, Inc.	15,289	967,641
BlueLinx Holdings, Inc. (a)	8,749	20,473
Builders FirstSource, Inc. (a)	16,309	84,644
Gibraltar Industries, Inc. (a)	11,102	142,328

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	5

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Building Materials (concluded)
Griffon Corp.	16,529	$170,249
Headwaters, Inc. (a)	22,315	146,833
Louisiana-Pacific Corp. (a)(b)	49,607	620,087
LSI Industries, Inc.	7,011	47,254
NCI Building Systems, Inc. (a)	6,584	66,037
Patrick Industries, Inc. (a)	1,483	22,942
PGT, Inc. (a)	7,153	23,462
Quanex Building Products Corp.	13,183	248,368
Simpson Manufacturing Co., Inc.	14,415	412,557
Texas Industries, Inc.	8,119	330,037
Trex Co., Inc. (a)	5,333	181,962
Watsco, Inc.	10,619	804,814

		4,289,688

Building: Climate Control — 0.1%
Aaon, Inc.	6,718	132,277
Comfort Systems USA, Inc.	13,539	147,981
Nortek, Inc. (a)	2,809	153,737

		433,995

Building: Roofing, Wallboard & Plumbing — 0.2%
Beacon Roofing Supply, Inc. (a)	16,905	481,792
USG Corp. (a)	26,749	587,141

		1,068,933

Casinos & Gambling — 0.4%
Ameristar Casinos, Inc.	11,942	212,568
Boyd Gaming Corp. (a)	20,178	142,457
Caesars Entertainment Corp. (a)	13,403	91,140
Isle of Capri Casinos, Inc. (a)	7,400	51,430
Monarch Casino & Resort, Inc. (a)	3,155	27,480
MTR Gaming Group, Inc. (a)	8,235	34,669
Multimedia Games Holding Co., Inc. (a)	9,984	157,048
Pinnacle Entertainment, Inc. (a)	22,396	274,351
Scientific Games Corp., Class A (a)	20,554	169,982
Shuffle Master, Inc. (a)	19,821	313,370
WMS Industries, Inc. (a)(b)	19,822	324,684

		1,799,179

Cement — 0.2%
Eagle Materials, Inc.	16,349	756,305

Chemicals: Diversified — 1.1%
Aceto Corp.	9,754	92,175
American Vanguard Corp.	10,051	349,775
Chemtura Corp. (a)	35,553	612,223
Georgia Gulf Corp.	12,351	447,353
Hawkins, Inc.	3,314	137,697
Innophos Holdings, Inc.	7,861	381,180
KMG Chemicals, Inc.	2,831	52,373
Landec Corp. (a)	9,347	107,023
LSB Industries, Inc. (a)	6,753	296,254
Olin Corp.	28,943	628,931
OM Group, Inc. (a)	11,547	214,081
Omnova Solutions, Inc. (a)	16,801	127,184
PolyOne Corp.	32,368	536,338

Common Stocks	Shares	Value
Chemicals: Diversified (concluded)
Sensient Technologies Corp.	17,997	$661,570
TPC Group, Inc. (a)	4,690	191,399

		4,835,556

Chemicals: Specialty — 0.5%
Balchem Corp.	10,531	386,804
Calgon Carbon Corp. (a)	20,476	293,012
FutureFuel Corp.	7,001	84,782
GSE Holding, Inc. (a)	2,805	22,019
Innospec, Inc. (a)(b)	8,294	281,333
Kraton Performance Polymers, Inc. (a)	11,590	302,499
Quaker Chemical Corp.	4,714	220,002
Stepan Co.	3,025	290,763
Zep, Inc.	8,027	121,368

		2,002,582

Coal — 0.2%
Arch Coal, Inc.	76,274	482,814
Cloud Peak Energy, Inc. (a)	21,958	397,440
Hallador Energy Co.	2,329	19,401
KiOR, Inc., Class A (a)	9,593	89,215
Westmoreland Coal Co. (a)	3,936	39,084

		1,027,954

Commercial Banks — 0.0%
HomeTrust Bancshares, Inc. (a)	5,530	73,273

Commercial Finance & Mortgage Companies — 0.1%
Asta Funding, Inc.	3,478	32,658
Capital Bank Financial Corp., Class A (a)	1,207	21,721
Federal Agricultural Mortgage Corp., Class B	3,646	93,848
Medallion Financial Corp.	6,708	79,221
Nationstar Mortgage Holdings, Inc. (a)	6,948	230,535
NewStar Financial, Inc. (a)(b)	9,617	115,308
Walker & Dunlop, Inc. (a)	4,241	65,184

		638,475

Commercial Services & Supplies — 0.0%
Performant Financial Corp. (a)	2,748	29,321

Commercial Services: Rental & Leasing — 0.5%
Aircastle Ltd.	21,320	241,555
CAI International, Inc. (a)	4,646	95,336
Electro Rent Corp.	6,862	121,389
H&E Equipment Services, Inc.	10,447	126,618
Marlin Business Services, Inc.	2,995	63,524
McGrath RentCorp	9,001	234,836
MicroFinancial, Inc.	3,212	29,390
Mobile Mini, Inc. (a)	13,684	228,660
PHH Corp. (a)(b)	20,366	414,448
SeaCube Container Leasing Ltd.	3,956	74,175
TAL International Group, Inc.	10,517	357,368

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	6

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Commercial Services: Rental & Leasing (concluded)
Willis Lease Finance Corp. (a)	1,851	$22,841

		2,010,140

Commercial Vehicles & Parts — 0.2%
Accuride Corp. (a)	17,147	79,905
Commercial Vehicle Group, Inc. (a)	8,891	65,349
Miller Industries, Inc.	4,002	64,232
Modine Manufacturing Co. (a)(b)	16,980	125,312
Rush Enterprises, Inc., Class A (a)	11,861	228,443
Spartan Motors, Inc.	12,351	61,755
Sypris Solutions, Inc.	3,900	27,846
Wabash National Corp. (a)	24,858	177,238

		830,080

Communications Equipment — 0.0%
Envivio, Inc. (a)	2,876	6,327

Communications Technology — 2.2%
Adtran, Inc.	23,009	397,595
Ambient Corp. (a)	1,020	5,365
Anaren, Inc. (a)	5,020	100,350
Anixter International, Inc.	10,184	585,173
Aruba Networks, Inc. (a)	40,429	909,046
Aviat Networks, Inc. (a)	22,315	53,110
Bel Fuse, Inc.	3,850	71,918
Black Box Corp.	6,343	161,810
Calix, Inc. (a)	14,169	90,682
Ciena Corp. (a)	35,723	485,833
Comtech Telecommunications Corp.	6,521	180,240
Datalink Corp. (a)	5,534	45,822
Digi International, Inc. (a)	9,351	95,006
DigitalGlobe, Inc. (a)(b)	13,024	265,559
Echelon Corp. (a)	13,803	53,004
Emulex Corp. (a)	31,099	224,224
Extreme Networks, Inc. (a)(b)	34,288	114,522
Finisar Corp. (a)(b)	32,841	469,626
GeoEye, Inc. (a)	5,482	144,889
Globecomm Systems, Inc. (a)	8,348	93,080
GSI Technology, Inc. (a)	7,453	36,892
Harmonic, Inc. (a)	42,681	193,772
Infinera Corp. (a)	39,863	218,449
InterDigital, Inc.	16,015	597,039
Ixia (a)	15,136	243,235
KVH Industries, Inc. (a)	5,277	71,187
Loral Space & Communications Ltd.	3,955	281,200
NeoPhotonics Corp. (a)	7,002	40,892
NETGEAR, Inc. (a)	13,716	523,128
Numerex Corp., Class A (a)	3,625	41,071
Oclaro, Inc. (a)	25,831	69,744
Oplink Communications, Inc. (a)	6,954	115,019
ParkerVision, Inc. (a)(b)	27,708	64,837
PC-Tel, Inc.	6,585	46,424
Plantronics, Inc.	15,368	542,951
Procera Networks, Inc. (a)(b)	7,011	164,758

Common Stocks	Shares	Value
Communications Technology (concluded)
QLogic Corp. (a)	35,121	$401,082
SeaChange International, Inc. (a)	10,362	81,342
Shoretel, Inc. (a)	17,528	71,690
Sonus Networks, Inc. (a)(b)	77,209	145,153
Sycamore Networks, Inc. (a)	7,462	114,915
TeleNav, Inc. (a)	5,987	35,742
Tellabs, Inc.	132,164	467,861
Viasat, Inc. (a)(b)	13,550	506,499
Westell Technologies, Inc., Class A (a)	17,627	37,722

		9,659,458

Computer Services Software & Systems — 5.8%
ACI Worldwide, Inc. (a)(c)	14,318	605,079
The Active Network, Inc. (a)	14,087	176,510
Actuate Corp. (a)	17,905	125,872
Acxiom Corp. (a)	27,711	506,280
American Reprographics Co. (a)	13,179	56,274
American Software, Inc., Class A	8,526	69,572
Aspen Technology, Inc. (a)	33,750	872,438
AVG Technologies NV (a)	2,860	27,456
Avid Technology, Inc. (a)	10,851	102,650
Aware, Inc.	4,205	26,492
Bankrate, Inc. (a)	16,668	259,687
Bazaarvoice, Inc. (a)	3,653	55,343
Blackbaud, Inc.	16,300	389,896
Blucora, Inc. (a)	14,456	257,461
Bottomline Technologies, Inc. (a)	12,569	310,329
Brightcove, Inc. (a)	2,222	25,953
BroadSoft, Inc. (a)(b)	9,909	406,467
CACI International, Inc., Class A (a)	8,176	423,435
Callidus Software, Inc. (a)	12,596	62,098
Ciber, Inc. (a)	26,459	91,813
CommVault Systems, Inc. (a)(b)	16,123	946,420
Computer Task Group, Inc. (a)	5,560	89,961
ComScore, Inc. (a)	12,711	193,843
Comverse Technology, Inc. (a)	78,907	485,278
Cornerstone OnDemand, Inc. (a)	12,184	373,561
CSG Systems International, Inc. (a)(b)	12,223	274,895
DealerTrack Holdings, Inc. (a)	15,324	426,773
Deltek, Inc. (a)	7,918	103,092
Demand Media, Inc. (a)	10,935	118,863
Demandware, Inc. (a)	2,391	75,914
Digimarc Corp.	2,565	57,071
Digital River, Inc. (a)(b)	13,251	220,762
EarthLink, Inc.	38,297	272,675
Ebix, Inc.	10,198	240,775
Envestnet, Inc. (a)	7,640	89,388
EPAM Systems, Inc. (a)	1,778	33,675
EPIQ Systems, Inc.	11,404	153,042
ePlus, Inc. (a)	1,436	56,320
ExactTarget, Inc. (a)	3,436	83,220
FalconStor Software, Inc. (a)	11,264	26,470
Guidance Software, Inc. (a)	5,189	58,428

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	7

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Computer Services Software & Systems (continued)
Guidewire Software, Inc. (a)	6,947	$215,704
ICG Group, Inc. (a)	13,199	134,102
iGate Corp. (a)	11,677	212,171
Imperva, Inc. (a)	3,536	130,797
Infoblox, Inc. (a)	2,814	65,426
Interactive Intelligence Group, Inc. (a)	5,332	160,227
Internap Network Services Corp. (a)	19,253	135,734
IntraLinks Holdings, Inc. (a)	13,288	86,904
JDA Software Group, Inc. (a)	15,363	488,236
Jive Software, Inc. (a)	5,889	92,516
Kenexa Corp. (a)	9,866	452,159
Keynote Systems, Inc.	5,690	82,391
The KEYW Holding Corp. (a)	6,671	83,388
KIT Digital, Inc. (a)(b)	19,300	57,900
Limelight Networks, Inc. (a)	21,822	51,064
Lionbridge Technologies, Inc. (a)	20,553	72,347
LivePerson, Inc. (a)	19,905	360,480
LogMeIn, Inc. (a)	8,007	179,597
Manhattan Associates, Inc. (a)(b)	7,316	418,987
Mantech International Corp., Class A	8,182	196,368
Mattersight Corp. (a)	3,692	21,857
MeetMe, Inc. (a)(b)	6,866	19,568
Mentor Graphics Corp. (a)	33,653	520,948
Mercury Computer Systems, Inc. (a)(b)	11,261	119,592
MicroStrategy, Inc., Class A (a)	3,075	412,265
Millennial Media, Inc. (a)(b)	4,189	60,112
Moduslink Global Solutions, Inc. (a)	14,665	54,114
Monotype Imaging Holdings, Inc.	13,286	207,129
NetScout Systems, Inc. (a)	13,246	337,906
NIC, Inc.	23,313	345,032
OpenTable, Inc. (a)	8,117	337,667
Opnet Technologies, Inc.	5,433	185,102
Parametric Technology Corp. (a)	43,110	939,798
PDF Solutions, Inc. (a)	8,786	120,017
Pegasystems, Inc.	6,155	178,741
Perficient, Inc. (a)	11,389	137,465
Pervasive Software, Inc. (a)	4,751	40,859
Progress Software Corp. (a)	22,637	484,205
Proofpoint, Inc. (a)	2,291	34,021
PROS Holdings, Inc. (a)	7,945	151,511
QAD, Inc., Class A (a)	2,292	31,125
QLIK Technologies, Inc. (a)	30,749	689,085
Quest Software, Inc. (a)	20,267	567,476
RealNetworks, Inc. (a)	7,713	64,172
RealPage, Inc. (a)	12,883	291,156
Responsys, Inc. (a)	13,031	133,307
Saba Software, Inc. (a)	10,915	109,041
Sapiens International Corp. NV (a)	4,966	18,076
Sapient Corp. (a)	44,385	473,144
SciQuest, Inc. (a)	6,460	117,572

Common Stocks	Shares	Value
Computer Services Software & Systems (concluded)
Sourcefire, Inc. (a)(b)	10,670	$523,150
Spark Networks, Inc. (a)	4,230	25,888
SPS Commerce, Inc. (a)(b)	4,390	168,883
SS&C Technologies Holdings, Inc. (a)(b)	12,201	307,587
Support.com, Inc. (a)	17,729	74,994
Synacor, Inc. (a)	2,486	18,844
Synchronoss Technologies, Inc. (a)	9,921	227,191
SYNNEX Corp. (a)	9,397	306,154
Syntel, Inc.	5,566	347,374
Tangoe, Inc. (a)	10,827	142,159
TechTarget, Inc. (a)	5,765	34,071
TNS, Inc. (a)	8,887	132,861
Tyler Technologies, Inc. (a)	10,862	478,145
Ultimate Software Group, Inc. (a)	9,617	981,896
Unisys Corp. (a)(b)	15,794	328,831
United Online, Inc.	32,283	178,202
Unwired Planet, Inc. (a)	28,985	55,651
VASCO Data Security International, Inc. (a)(b)	10,255	96,192
Verint Systems, Inc. (a)	7,785	213,620
VirnetX Holding Corp. (a)(b)	15,150	385,265
Virtusa Corp. (a)	6,762	120,161
Web.com Group, Inc. (a)	12,612	226,385
Websense, Inc. (a)(b)	13,464	210,712
Yelp, Inc. (a)	3,078	83,260
Zillow, Inc. (a)(b)	1,223	51,586
Zix Corp. (a)	22,410	64,317

		25,893,471

Computer Technology — 0.5%
Cray, Inc. (a)	13,489	171,310
Imation Corp. (a)	11,167	62,424
Immersion Corp. (a)	10,149	55,515
Insight Enterprises, Inc. (a)	15,971	279,173
Intermec, Inc. (a)	21,811	135,446
OCZ Technology Group, Inc. (a)(b)	24,493	84,991
PC Connection, Inc.	3,303	38,018
Quantum Corp. (a)	85,299	137,331
Radisys Corp. (a)	8,287	29,833
Safeguard Scientifics, Inc. (a)	7,539	118,287
Silicon Graphics International Corp. (a)	11,624	105,778
STEC, Inc. (a)	12,882	86,953
Stratasys, Inc. (a)	7,684	418,010
Super Micro Computer, Inc. (a)(b)	10,590	127,398
Synaptics, Inc. (a)	12,112	290,930
Telular Corp.	6,050	59,895

		2,201,292

Construction — 0.4%
Aegion Corp. (a)	14,098	270,118
EMCOR Group, Inc.	24,035	685,959
Granite Construction, Inc.	13,907	399,409
Great Lakes Dredge & Dock Corp.	21,529	165,773
Orion Marine Group, Inc. (a)	9,884	73,438

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	8

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Construction (concluded)
Primoris Services Corp.	10,887	$142,075
Sterling Construction Co., Inc. (a)	5,946	59,341
Tutor Perini Corp. (a)	12,963	148,297

		1,944,410

Consumer Electronics — 0.2%
RealD, Inc. (a)	15,944	142,539
Skullcandy, Inc. (a)(b)	5,881	80,864
TiVo, Inc. (a)	44,891	468,213
Universal Electronics, Inc. (a)	5,332	93,737
VOXX International Corp. (a)	6,663	49,839
XO Group, Inc. (a)	9,595	80,118
Zagg, Inc. (a)	9,271	79,082

		994,392

Consumer Lending — 0.8%
Asset Acceptance Capital Corp. (a)	5,891	43,947
Cash America International, Inc.	10,612	409,305
Credit Acceptance Corp. (a)	2,879	246,183
Encore Capital Group, Inc. (a)(b)	8,006	226,250
Ezcorp, Inc. (a)(b)	17,338	397,560
First Cash Financial Services, Inc. (a)	10,369	477,078
The First Marblehead Corp. (a)	21,621	22,702
MGIC Investment Corp. (a)	68,553	104,886
MoneyGram International, Inc. (a)	7,865	117,503
Nelnet, Inc., Class A	8,754	207,820
Netspend Holdings, Inc. (a)	11,394	112,003
Nicholas Financial, Inc.	3,743	48,322
Portfolio Recovery Associates, Inc. (a)(b)	6,183	645,691
Regional Management Corp. (a)	1,788	30,843
Tree.com, Inc. (a)	2,308	36,166
World Acceptance Corp. (a)	3,800	256,310

		3,382,569

Consumer Services: Miscellaneous — 0.5%
Ancestry.com, Inc. (a)	10,459	314,607
Chuy’s Holdings, Inc. (a)	2,268	55,611
Coinstar, Inc. (a)	11,322	509,264
Collectors Universe, Inc.	1,955	27,429
Core-Mark Holdings Co., Inc.	4,149	199,608
Del Frisco’s Restaurant Group, Inc. (a)	1,816	27,058
Move, Inc. (a)	13,959	120,327
NutriSystem, Inc.	10,297	108,427
Sotheby’s	24,408	768,852
Steiner Leisure Ltd. (a)	5,480	255,094

		2,386,277

Containers & Packaging — 0.2%
AEP Industries, Inc. (a)	1,521	92,157
Graphic Packaging Holding Co. (a)	60,346	350,610
Myers Industries, Inc.	12,188	190,377
UFP Technologies, Inc. (a)	1,976	34,758

		667,902

Common Stocks	Shares	Value
Copper — 0.0%
Revett Minerals, Inc. (a)	8,951	$31,866

Cosmetics — 0.1%
Elizabeth Arden, Inc. (a)	9,110	430,357
Inter Parfums, Inc.	5,947	108,830
Revlon, Inc., Class A (a)	4,105	63,381

		602,568

Diversified Financial Services — 0.6%
California First National Bancorp	869	16,024
DFC Global Corp. (a)	16,028	274,880
Duff & Phelps Corp.	11,424	155,481
Evercore Partners, Inc., Class A	10,392	280,584
FBR & Co. (a)	13,976	43,186
Fidus Investment Corp.	3,960	66,132
First California Financial Group, Inc. (a)	8,248	57,406
Greenhill & Co., Inc.	10,514	544,100
Intersections, Inc.	3,336	35,161
Main Street Capital Corp.	10,067	297,077
MidwestOne Financial Group, Inc.	2,464	53,075
Piper Jaffray Cos. (a)(b)	5,567	141,680
Stifel Financial Corp. (a)(b)	19,414	652,310
Triangle Capital Corp.	9,931	254,830

		2,871,926

Diversified Manufacturing Operations — 0.5%
A.M. Castle & Co. (a)	6,119	76,426
Barnes Group, Inc. (b)	19,581	489,721
Federal Signal Corp. (a)	22,582	142,718
Lydall, Inc. (a)	6,268	88,316
OSI Systems, Inc. (a)	7,168	557,957
Raven Industries, Inc.	13,029	383,444
Standex International Corp.	4,585	203,803
Trimas Corp. (a)	11,573	279,025

		2,221,410

Diversified Materials & Processing — 0.8%
Belden, Inc.	16,406	605,053
Cabot Microelectronics Corp.	8,451	296,968
Clarcor, Inc.	18,102	807,892
Encore Wire Corp.	5,974	174,799
Harbinger Group, Inc. (a)	14,833	125,042
Hexcel Corp. (a)(b)	35,950	863,519
Insteel Industries, Inc.	6,407	75,154
Koppers Holdings, Inc.	7,451	260,264
NL Industries, Inc.	2,455	28,208
Tredegar Corp.	8,766	155,509
Uranium Energy Corp. (a)(b)	30,867	80,563

		3,472,971

Diversified Media — 0.1%
Belo Corp., Class A	33,998	266,204
EW Scripps Co. (a)	10,895	116,032

		382,236

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	9

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Diversified Retail — 0.5%
The Bon-Ton Stores, Inc.	4,617	$43,861
Fred’s, Inc., CLass A	13,346	189,914
Geeknet, Inc. (a)	1,617	31,289
Gordmans Stores, Inc. (a)	3,084	56,900
HSN, Inc.	13,671	670,562
Overstock.com, Inc. (a)(b)	4,195	43,460
PriceSmart, Inc.	6,547	495,739
Saks, Inc. (a)	39,743	409,750
Tuesday Morning Corp. (a)	15,253	99,907
Winmark Corp.	832	44,995

		2,086,377

Drug & Grocery Store Chains — 0.6%
Arden Group, Inc., Class A	409	39,681
Casey’s General Stores, Inc.	13,730	784,532
Harris Teeter Supermarkets	15,831	614,876
Ingles Markets, Inc., Class A	4,596	75,145
Nash Finch Co.	4,411	90,073
The Pantry, Inc. (a)	8,440	122,802
PetMed Express, Inc.	7,384	74,135
Rite Aid Corp. (a)	237,825	278,255
Spartan Stores, Inc.	7,853	120,230
SUPERVALU, Inc. (b)	77,120	185,859
Susser Holdings Corp. (a)	4,085	147,755
Village Super Market, Inc., Class A	3,065	112,669
Weis Markets, Inc.	3,961	167,669

		2,813,681

Education Services — 0.4%
American Public Education, Inc. (a)	6,542	238,325
Bridgepoint Education, Inc. (a)	6,297	63,915
Capella Education Co. (a)(b)	4,893	171,549
Career Education Corp. (a)	18,757	70,714
Corinthian Colleges, Inc. (a)	28,543	67,932
Education Management Corp. (a)(b)	9,660	30,043
Franklin Covey Co. (a)	5,034	60,408
Grand Canyon Education, Inc. (a)	14,356	337,797
HealthStream, Inc. (a)	7,118	202,578
K12, Inc. (a)	9,697	195,879
Lincoln Educational Services Corp.	8,241	34,612
National American University Holdings, Inc.	3,637	18,185
Rosetta Stone, Inc. (a)	3,887	49,559
Strayer Education, Inc. (b)	4,253	273,680
Universal Technical Institute, Inc.	7,781	106,600

		1,921,776

Electronic Components — 0.7%
3D Systems Corp. (a)(b)	16,936	556,347
Acacia Research Corp. (a)	17,858	489,488
Checkpoint Systems, Inc. (a)	14,693	121,658
InvenSense, Inc. (a)	13,231	158,110
Kemet Corp. (a)	16,343	71,909
Methode Electronics, Inc.	13,442	130,522
Multi-Fineline Electronix, Inc. (a)	3,156	71,168

Common Stocks	Shares	Value
Electronic Components (concluded)
Neonode, Inc. (a)	8,207	$30,940
NVE Corp. (a)	1,746	103,346
Park Electrochemical Corp.	7,554	187,566
Rogers Corp. (a)(b)	5,816	246,366
ScanSource, Inc. (a)	9,884	316,486
TTM Technologies, Inc. (a)	19,284	181,848
Universal Display Corp. (a)	14,307	491,875
Viasystems Group, Inc. (a)	1,387	23,995

		3,181,624

Electronic Entertainment — 0.1%
DTS, Inc. (a)(b)	6,548	152,437
Glu Mobile, Inc. (a)(b)	19,725	91,327
Take-Two Interactive Software, Inc. (a)	28,111	293,198

		536,962

Electronics — 0.4%
Agilysys, Inc. (a)	5,382	46,285
American Science & Engineering, Inc.	3,049	200,045
Coherent, Inc. (a)	8,544	391,828
Daktronics, Inc.	13,157	125,123
II-VI, Inc. (a)	18,949	360,410
iRobot Corp. (a)	9,970	226,917
Newport Corp. (a)(b)	13,875	153,457
Richardson Electronics Ltd.	4,650	55,196
Rofin-Sinar Technologies, Inc. (a)	10,366	204,521

		1,763,782

Energy Equipment — 0.3%
C&J Energy Services, Inc. (a)	15,983	318,062
Capstone Turbine Corp. (a)(b)	108,560	108,560
Enphase Energy, Inc. (a)	2,848	11,791
First Solar, Inc. (a)	21,726	481,122
FuelCell Energy, Inc. (a)	55,296	48,660
Matador Resources Co. (a)	5,207	54,101
STR Holdings, Inc. (a)	10,777	33,409
SunPower Corp. (a)	14,405	64,966

		1,120,671

Energy Equipment & Services — 0.1%
Geospace Technologies Corp. (b)	2,288	280,074
Pioneer Energy Services Corp. (a)	22,459	174,956

		455,030

Engineering & Contracting Services — 0.5%
Argan, Inc.	3,580	62,471
Dycom Industries, Inc. (a)	12,237	175,968
Exponent, Inc. (a)	4,816	274,946
Furmamite Corp. (a)	13,646	77,509
Hill International, Inc. (a)	8,225	35,861
Layne Christensen Co. (a)	7,200	141,192
Mastec, Inc. (a)	19,799	390,040
Michael Baker Corp. (a)	3,134	74,777
Mistras Group, Inc. (a)	5,682	131,823

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	10

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Engineering & Contracting Services (concluded)
MYR Group, Inc. (a)	7,441	$148,448
Tetra Tech, Inc. (a)	22,856	600,199
VSE Corp.	1,460	35,755

		2,148,989

Entertainment — 0.3%
Ascent Capital Group, Inc., Class A (a)	5,078	274,263
Carmike Cinemas, Inc. (a)	6,454	72,608
Lions Gate Entertainment Corp. (a)	30,627	467,674
Live Nation Entertainment, Inc. (a)(b)	50,536	435,115
Reading International, Inc., Class A (a)	5,901	34,816
Rentrak Corp. (a)	3,379	57,206
World Wrestling Entertainment, Inc.	9,950	80,097

		1,421,779

Environmental, Maintenance, & Security Service — 0.6%
ABM Industries, Inc.	19,265	364,686
The Brink’s Co.	16,999	436,704
G&K Services, Inc., Class A	6,844	214,286
The Geo Group, Inc.	22,185	613,859
Healthcare Services Group, Inc.	24,243	554,437
Mac-Gray Corp.	4,336	58,146
Standard Parking Corp. (a)	5,623	126,124
Swisher Hygiene, Inc. (a)	40,786	56,285
Unifirst Corp.	5,222	348,777

		2,773,304

Fertilizers — 0.0%
Rentech, Inc. (a)	60,976	150,001

Financial Data & Systems — 0.8%
Advent Software, Inc. (a)	11,364	279,213
Cardtronics, Inc. (a)(b)	15,890	473,204
Cass Information Systems, Inc.	3,372	141,523
Euronet Worldwide, Inc. (a)	18,225	342,448
Fair Isaac Corp.	12,399	548,780
Global Cash Access, Inc. (a)	14,592	117,466
Green Dot Corp., Class A (a)	8,738	106,866
Heartland Payment Systems, Inc.	13,972	442,633
Higher One Holdings, Inc. (a)(b)	11,672	157,338
Wright Express Corp. (a)	14,025	977,823

		3,587,294

Food & Staples Retailing — 0.0%
Natural Grocers by Vitamin Cottage, Inc. (a)	2,305	51,448

Foods — 1.4%
Annie’s, Inc. (a)	1,807	81,026
B&G Foods, Inc., Class A	17,503	530,516
The Chefs’ Warehouse, Inc. (a)	3,991	65,373
Chiquita Brands International, Inc. (a)	16,649	127,198

Common Stocks	Shares	Value
Foods (concluded)
Diamond Foods, Inc. (b)	7,983	$150,240
Dole Food Co., Inc. (a)	13,007	182,488
The Hain Celestial Group, Inc. (a)	13,319	839,097
Inventure Foods, Inc. (a)	4,754	27,050
J&J Snack Foods Corp.	5,322	305,110
John B. Sanfilippo & Son, Inc. (a)	2,867	37,328
Lancaster Colony Corp.	6,673	488,797
Lifeway Foods, Inc.	1,611	15,305
Medifast, Inc. (a)	5,043	131,874
Natures Sunshine Prods, Inc.	4,128	67,452
Nutraceutical International Corp. (a)	3,125	49,250
Omega Protein Corp. (a)	6,953	47,698
Post Holdings, Inc. (a)	9,909	297,865
Roundy’s, Inc.	7,256	43,899
Schiff Nutrition International, Inc. (a)	4,872	117,854
Seneca Foods Corp. (a)	3,273	97,732
Smart Balance, Inc. (a)	21,461	259,249
Snyders-Lance, Inc.	15,912	397,800
Synutra International, Inc. (a)	6,336	29,272
Tootsie Roll Industries, Inc.	8,507	229,519
TreeHouse Foods, Inc. (a)	12,957	680,242
United Natural Foods, Inc. (a)(b)	17,642	1,031,175
Westway Group, Inc. (a)	4,249	26,301

		6,356,710

Forest Products — 0.1%
Deltic Timber Corp.	3,912	255,297
Universal Forest Products, Inc.	7,099	294,893

		550,190

Forms & Bulk Printing Services — 0.3%
Consolidated Graphics, Inc. (a)	2,889	75,374
Deluxe Corp.	18,386	561,876
Ennis, Inc.	9,474	155,468
Innerworkings, Inc. (a)	11,561	150,524
Multi-Color Corp.	4,879	112,998
Quad/Graphics, Inc.	9,111	154,523
Schawk, Inc.	4,318	56,350

		1,267,113

Funeral Parlors & Cemeteries — 0.2%
Carriage Services, Inc.	5,699	55,110
Hillenbrand, Inc.	19,791	359,998
Matthews International Corp., Class A	10,084	300,705
Stewart Enterprises, Inc., Class A	27,170	228,092

		943,905

Gas Pipeline — 0.2%
Crosstex Energy, Inc.	14,968	210,001
SemGroup Corp. (a)	15,177	559,273

		769,274

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	11

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Glass — 0.0%
Apogee Enterprises, Inc.	10,303	$202,145

Gold — 0.4%
Coeur d’Alene Mines Corp. (a)	32,465	935,966
Gold Reserve, Inc. (a)	19,005	61,576
Gold Resource Corp.	10,725	230,051
Golden Star Resources Ltd. (a)	94,068	185,314
Midway Gold Corp. (a)	44,910	73,653
Vista Gold Corp. (a)	21,143	76,749

		1,563,309

Health Care Facilities — 0.8%
Amsurg Corp. (a)	11,390	323,248
Assisted Living Concepts, Inc.	7,008	53,471
Capital Senior Living Corp. (a)	10,226	147,970
Emeritus Corp. (a)	11,150	233,481
The Ensign Group, Inc.	6,306	192,995
Five Star Quality Care, Inc. (a)	14,232	72,726
Hanger Orthopedic Group, Inc. (a)	12,291	350,662
HealthSouth Corp. (a)	34,375	827,063
Kindred Healthcare, Inc. (a)	19,174	218,200
National Healthcare Corp.	3,820	182,367
Select Medical Holdings Corp. (a)	12,715	142,789
Skilled Healthcare Group, Inc., Class A (a)	6,820	43,853
Sunrise Senior Living, Inc. (a)	21,005	299,741
US Physical Therapy, Inc.	4,312	119,141
Vanguard Health Systems, Inc. (a)	11,504	142,304

		3,350,011

Health Care Management Services — 0.7%
Bioscript, Inc. (a)	15,978	145,559
Centene Corp. (a)	18,570	694,704
Computer Programs & Systems, Inc.	4,018	223,200
Magellan Health Services, Inc. (a)	9,836	507,636
Metropolitan Health Networks, Inc. (a)	16,061	150,010
Molina Healthcare, Inc. (a)	10,780	271,117
National Research Corp.	911	45,796
Triple-S Management Corp. (a)	6,862	143,416
Universal American Corp. (a)	13,668	126,292
WellCare Health Plans, Inc. (a)(b)	15,557	879,748

		3,187,478

Health Care Services — 1.7%
Acadia Healthcare Co., Inc. (a)	8,354	199,243
Accretive Health, Inc. (a)	20,219	225,644
Air Methods Corp. (a)(b)	4,634	553,161
Almost Family, Inc. (a)	3,043	64,755
Amedisys, Inc. (a)	10,933	150,985
AMN Healthcare Services, Inc. (a)	14,828	149,170
athenahealth, Inc. (a)	12,941	1,187,596
Chemed Corp.	6,938	480,734
Chindex International, Inc. (a)	4,102	42,374
Corvel Corp. (a)	2,255	100,911

Common Stocks	Shares	Value
Health Care Services (concluded)
Cross Country Healthcare, Inc. (a)	9,935	$46,893
ePocrates, Inc. (a)	6,671	77,717
ExamWorks Group, Inc. (a)	10,600	158,152
Gentiva Health Services, Inc. (a)	11,086	125,494
Globus Medical, Inc., Class A (a)	3,253	58,652
Greenway Medical Technologies (a)	2,873	49,128
Healthways, Inc. (a)	12,061	141,234
HMS Holdings Corp. (a)	31,042	1,037,734
IPC The Hospitalist Co., Inc. (a)	5,951	271,961
LHC Group, Inc. (a)	5,792	106,978
Medidata Solutions, Inc. (a)(b)	8,003	332,124
Mediware Information Systems (a)	1,263	27,672
MWI Veterinary Supply, Inc. (a)(b)	4,589	489,554
Omnicell, Inc. (a)	12,193	169,483
PharMerica Corp. (a)(b)	10,677	135,171
Quality Systems, Inc.	14,164	262,742
Ryman Hospitality Properties (a)	10,289	406,724
Sun Healthcare Group, Inc. (a)	9,302	78,741
Team Health Holdings, Inc. (a)	10,203	276,807
WebMD Health Corp., Class A (a)	18,219	255,613

		7,663,147

Health Care: Miscellaneous — 0.1%
MedAssets, Inc. (a)	20,974	373,337
The Providence Service Corp. (a)	4,779	62,079

		435,416

Home Building — 0.6%
Beazer Homes USA, Inc. (a)	44,302	157,272
Hovnanian Enterprises, Inc., Class A (a)(b)	36,334	125,716
KB Home	27,829	399,346
M/I Homes, Inc. (a)	7,628	147,525
MDC Holdings, Inc.	13,825	532,401
Meritage Homes Corp. (a)(b)	11,032	419,547
Ryland Group, Inc.	16,120	483,600
Standard-Pacific Corp. (a)	41,672	281,703

		2,547,110

Hotel/Motel — 0.1%
Bloomin’ Brands, Inc. (a)	6,386	105,050
Marcus Corp.	7,145	79,309
Morgans Hotel Group Co. (a)	7,923	50,866
Orient Express Hotels Ltd., Class A (a)(b)	34,817	309,871
Red Lion Hotels Corp. (a)	5,011	31,319

		576,415

Household Appliances — 0.0%
National Presto Industries, Inc.	1,746	127,248

Household Equipment & Products — 0.2%
American Greetings Corp., Class A	12,750	214,200
Blyth, Inc.	3,786	98,398
Central Garden & Pet Co., Class A (a)	14,048	169,700

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	12

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Household Equipment & Products (concluded)
CSS Industries, Inc.	3,494	$71,802
Helen of Troy Ltd. (a)(b)	11,415	363,339
Libbey, Inc. (a)	7,450	117,561

		1,035,000

Household Furnishings — 0.3%
American Woodmark Corp. (a)	3,517	70,234
Bassett Furniture Industries, Inc.	4,056	50,497
Ethan Allen Interiors, Inc.	8,795	192,786
Flexsteel Industries, Inc.	1,615	33,431
Hooker Furniture Corp.	3,892	50,557
Kirkland’s, Inc. (a)	4,883	48,488
La-Z-Boy, Inc. (a)	18,648	272,820
Lifetime Brands, Inc.	3,523	41,959
Sealy Corp. (a)(b)	18,698	40,762
Select Comfort Corp. (a)	20,465	645,671

		1,447,205

Insurance: Life — 0.6%
American Equity Investment Life Holding Co.	21,765	253,127
Citizens, Inc. (a)(b)	14,149	148,423
CNO Financial Group, Inc.	76,578	738,978
FBL Financial Group, Inc., Class A	3,445	114,374
Independence Holding Co.	2,982	30,029
Kansas City Life Insurance Co.	1,480	57,024
National Western Life Insurance Co., Class A	750	107,438
The Phoenix Cos., Inc. (a)	2,139	65,603
Presidential Life Corp.	7,955	110,813
Primerica, Inc.	16,969	485,992
Symetra Financial Corp.	27,770	341,571

		2,453,372

Insurance: Multi-Line — 0.5%
Alterra Capital Holdings Ltd.	30,897	739,674
Crawford & Co., Class B	9,788	49,038
Eastern Insurance Holdings, Inc.	2,378	39,879
eHealth, Inc. (a)	7,103	133,323
Flagstone Reinsurance Holdings SA	19,489	167,411
Fortegra Financial Corp. (a)	2,531	20,071
Horace Mann Educators Corp.	14,431	261,345
Maiden Holdings Ltd.	18,173	161,558
Pico Holdings, Inc. (a)	8,263	188,562
Platinum Underwriters Holdings Ltd.	12,589	514,512

		2,275,373

Insurance: Property-Casualty — 1.4%
American Safety Insurance Holdings Ltd. (a)	3,287	61,434
Amerisafe, Inc. (a)	6,593	178,934
AmTrust Financial Services, Inc.	9,697	248,437
Argo Group International Holdings Ltd.	9,242	299,348

Common Stocks	Shares	Value
Insurance: Property-Casualty (concluded)
Baldwin & Lyons, Inc., Class B	3,324	$79,477
Donegal Group, Inc., Class A	2,845	39,944
EMC Insurance Group, Inc.	1,700	35,700
Employers Holdings, Inc.	10,430	191,182
Enstar Group Ltd. (a)	3,020	300,943
First American Financial Corp.	38,331	830,633
Global Indemnity Plc (a)	3,671	80,321
Greenlight Capital Re Ltd. (a)	10,204	252,549
Hallmark Financial Services, Inc. (a)	5,168	42,068
Hilltop Holdings, Inc. (a)	14,444	183,583
Homeowners Choice, Inc.	2,752	64,672
Infinity Property & Casualty Corp.	4,252	256,778
Investors Title Co.	437	28,510
Meadowbrook Insurance Group, Inc.	18,366	141,235
Montpelier Re Holdings Ltd.	18,117	400,929
National Interstate Corp.	2,302	59,392
Navigators Group, Inc. (a)	3,577	176,078
OneBeacon Insurance Group Ltd.	8,302	111,579
Radian Group, Inc.	48,526	210,603
RLI Corp.	7,674	511,549
Safety Insurance Group, Inc.	4,622	212,057
SeaBright Holdings, Inc.	7,094	78,034
Selective Insurance Group, Inc.	19,792	375,850
State Auto Financial Corp.	5,406	88,604
Stewart Information Services Corp.	6,677	134,475
Tower Group, Inc.	12,473	241,851
United Fire Group, Inc.	7,230	181,618
Universal Insurance Holdings, Inc.	6,858	26,403

		6,124,770

International Trade & Diversified Logistic — 0.0%
Global Sources Ltd. (a)	6,913	45,349

Internet & Catalog Retail — 0.0%
Kayak Software Corp. (a)	1,177	41,584
Vitacost.com, Inc. (a)	7,990	54,172

		95,756

Internet Software & Services — 0.0%
E2open, Inc. (a)	1,228	16,676

Leisure Time — 1.2%
Black Diamond, Inc. (a)	7,582	66,494
Bluegreen Corp. (a)	5,206	32,694
Callaway Golf Co.	23,631	145,094
Churchill Downs, Inc.	4,666	292,651
International Speedway Corp., Class A	9,878	280,239
Interval Leisure Group, Inc.	13,948	264,036
Johnson Outdoors, Inc. (a)	2,043	43,700
Life Time Fitness, Inc. (a)	15,450	706,683
Marriott Vacations Worldwide Corp. (a)	9,554	344,135
Orbitz Worldwide, Inc. (a)	8,598	21,925
Pool Corp.	17,114	711,600

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	13

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Leisure Time (concluded)
Premier Exhibitions, Inc. (a)	9,307	$22,057
Six Flags Entertainment Corp.	14,332	842,721
Smith & Wesson Holding Corp. (a)	23,380	257,414
Speedway Motorsports, Inc.	4,229	65,127
Steinway Musical Instruments, Inc. (a)	2,492	60,705
Sturm Ruger & Co., Inc. (b)	6,914	342,174
Town Sports International Holdings, Inc. (a)	8,424	104,205
Vail Resorts, Inc.	12,989	748,816
West Marine, Inc. (a)	5,484	58,295

		5,410,765

Luxury Items — 0.1%
Movado Group, Inc.	6,414	216,280

Machinery: Agricultural — 0.2%
Alamo Group, Inc.	2,514	84,923
Lindsay Manufacturing Co.	4,580	329,623
Titan International, Inc.	15,202	268,467
Titan Machinery, Inc. (a)	6,144	124,600

		807,613

Machinery: Construction & Handling — 0.1%
Astec Industries, Inc. (a)	7,188	227,213
Douglas Dynamics, Inc.	8,027	118,719
NACCO Industries, Inc., Class A	1,974	247,559

		593,491

Machinery: Engines — 0.1%
Briggs & Stratton Corp.	17,505	326,818

Machinery: Industrial — 1.3%
Actuant Corp., Class A	26,277	752,048
Altra Holdings, Inc.	9,779	177,978
Applied Industrial Technologies, Inc.	15,195	629,529
Chart Industries, Inc. (a)(b)	10,787	796,620
Columbus McKinnon Corp. (a)	7,032	106,253
DXP Enterprises, Inc. (a)	3,203	153,007
EnPro Industries, Inc. (a)(b)	7,370	265,394
Flow International Corp. (a)	17,526	64,846
Graham Corp.	3,629	65,576
Hardinge, Inc.	4,196	43,009
John Bean Technologies Corp.	10,468	170,942
Kadant, Inc. (a)	4,242	98,372
Middleby Corp. (a)	6,742	779,645
MTS Systems Corp.	5,773	309,144
Omega Flex, Inc. (a)	998	10,589
Proto Labs, Inc. (a)	1,825	61,721
Sauer-Danfoss, Inc.	4,179	168,038
Tennant Co.	6,789	290,705
Twin Disc, Inc.	3,137	56,152
Woodward, Inc.	24,919	846,748

		5,846,316

Common Stocks	Shares	Value
Machinery: Specialty — 0.1%
Albany International Corp., Class A	9,856	$216,536
Cascade Corp.	3,349	183,324
Hurco Cos., Inc. (a)	2,286	52,304

		452,164

Manufactured Housing — 0.0%
Cavco Industries, Inc. (a)	2,504	114,909

Medical & Dental Instruments & Supplies — 2.6%
Abiomed, Inc. (a)	12,156	255,154
Align Technology, Inc. (a)	25,949	959,335
Alphatec Holdings, Inc. (a)	19,744	32,578
AngioDynamics, Inc. (a)	8,858	108,068
Anika Therapeutics, Inc. (a)	4,286	64,376
Antares Pharma, Inc. (a)	33,195	144,730
AtriCure, Inc. (a)	5,296	39,402
Atrion Corp.	573	126,920
Cantel Medical Corp.	7,709	208,760
Cardiovascular Systems, Inc. (a)	6,047	69,903
Cerus Corp. (a)	19,896	67,646
Conceptus, Inc. (a)(b)	11,401	231,554
CONMED Corp.	10,166	289,731
CryoLife, Inc.	9,953	66,884
Derma Sciences, Inc. (a)	3,339	34,659
Endologix, Inc. (a)(b)	19,941	275,585
Exactech, Inc. (a)	3,135	55,897
Hansen Medical, Inc. (a)(b)	19,953	38,908
Heartware International, Inc. (a)	5,105	482,371
ICU Medical, Inc. (a)	4,498	272,039
Insulet Corp. (a)(b)	17,193	371,025
Integra LifeSciences Holdings Corp. (a)(b)	6,993	287,412
Invacare Corp.	11,531	163,048
Landauer, Inc.	3,428	204,720
MAKO Surgical Corp. (a)(b)	12,985	226,069
Meridian Bioscience, Inc.	14,984	287,393
Merit Medical Systems, Inc. (a)	15,255	227,757
Navidea Biopharmaceuticals, Inc. (a)(b)	35,108	96,547
Neogen Corp. (a)	8,485	362,310
NuVasive, Inc. (a)	15,530	355,792
OraSure Technologies, Inc. (a)	19,327	214,916
Orthofix International NV (a)	6,723	300,854
Owens & Minor, Inc.	22,901	684,282
PSS World Medical, Inc. (a)	18,136	413,138
Quidel Corp. (a)	10,118	191,534
Rochester Medical Corp. (a)	3,786	44,713
Rockwell Medical Technologies, Inc. (a)	7,562	61,782
Staar Surgical Co. (a)	13,251	100,178
Steris Corp.	20,884	740,756
SurModics, Inc. (a)	4,592	92,850
Symmetry Medical, Inc. (a)	13,271	131,250
Tornier NV (a)	5,493	104,092
Unilife Corp. (a)	27,743	86,558
Utah Medical Products, Inc.	1,157	39,326

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	14

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Medical & Dental Instruments & Supplies (concluded)
Vascular Solutions, Inc. (a)	5,971	$88,431
Volcano Corp. (a)	19,192	548,315
West Pharmaceutical Services, Inc.	12,229	648,993
Wright Medical Group, Inc. (a)	14,163	313,144
Young Innovations, Inc.	2,009	78,552

		11,290,237

Medical Equipment — 1.1%
Abaxis, Inc. (a)	7,821	280,930
Accuray, Inc. (a)	25,916	183,485
Affymetrix, Inc. (a)	25,638	111,012
Analogic Corp.	4,415	345,121
ArthroCare Corp. (a)	9,939	322,024
Cyberonics, Inc. (a)(b)	9,954	521,789
Cynosure, Inc., Class A (a)	3,549	93,623
DexCom, Inc. (a)(b)	24,691	371,106
EnteroMedics, Inc. (a)	9,275	33,854
Fluidigm Corp. (a)	8,558	145,486
Greatbatch, Inc. (a)	8,557	208,192
Haemonetics Corp. (a)(b)	9,158	734,472
IRIS International, Inc. (a)	5,803	113,275
Luminex Corp. (a)	14,962	290,861
Masimo Corp. (a)	17,978	434,708
Merge Healthcare, Inc. (a)	21,505	82,364
Natus Medical, Inc. (a)	10,690	139,718
NxStage Medical, Inc. (a)(b)	17,883	236,234
Palomar Medical Technologies, Inc. (a)	7,064	66,684
Solta Medical, Inc. (a)	24,089	75,639
Spectranetic Corp. (a)	12,486	184,168
Zeltiq Aesthetics, Inc. (a)	6,154	34,709

		5,009,454

Medical Services — 0.2%
Bio-Reference Labs, Inc. (a)	8,933	255,305
Parexel International Corp. (a)(b)	21,572	663,555

		918,860

Metal Fabricating — 0.7%
Ampco-Pittsburgh Corp.	3,106	57,306
Compx International, Inc.	465	7,059
Dynamic Materials Corp.	4,890	73,448
The Eastern Co.	2,231	41,809
Haynes International, Inc.	4,389	228,886
Kaydon Corp.	11,501	256,932
L.B. Foster Co., Class A	3,297	106,625
Metals USA Holdings Corp. (a)	4,253	56,863
Mueller Industries, Inc.	9,747	443,196
Mueller Water Products, Inc., Series A	56,356	276,144
NN, Inc. (a)	6,202	52,655
Northwest Pipe Co. (a)	3,391	83,588
RBC Bearings, Inc. (a)	7,997	384,656
Rexnord Corp. (a)	10,443	190,271
RTI International Metals, Inc. (a)	10,871	260,252

Common Stocks	Shares	Value
Metal Fabricating (concluded)
Worthington Industries, Inc.	18,855	$408,399

		2,928,089

Metals & Minerals: Diversified — 0.7%
AMCOL International Corp.	9,060	306,953
General Moly, Inc. (a)	24,542	77,798
Globe Specialty Metals, Inc.	22,049	335,586
Hecla Mining Co.	103,143	675,587
Materion Corp.	7,405	176,239
McEwen Mining, Inc. (a)	70,999	325,885
Minerals Technologies, Inc.	6,391	453,314
Oil-Dri Corp. of America	1,750	40,495
Paramount Gold and Silver Corp. (a)	47,416	126,126
SunCoke Energy, Inc. (a)	25,198	406,192
United States Lime & Minerals, Inc. (a)	635	30,613
Uranerz Energy Corp. (a)	24,947	40,663
US Antimony Corp. (a)	19,562	38,146
US Silica Holdings, Inc. (a)	4,353	59,027

		3,092,624

Miscellaneous Consumer Staples — 0.1%
Spectrum Brands Holdings, Inc. (a)	8,270	330,883

Office Supplies & Equipment — 0.6%
ACCO Brands Corp. (a)	40,636	263,728
AT Cross Co., Class A (a)	3,489	34,785
Electronics for Imaging, Inc. (a)	16,579	275,377
Herman Miller, Inc.	20,974	407,735
HNI Corp.	16,399	418,339
Kimball International, Inc., Class B	11,838	144,660
Knoll, Inc.	17,379	242,437
Steelcase, Inc., Class A	27,326	269,161
United Stationers, Inc.	14,605	380,022

		2,436,244

Offshore Drilling & Other Services — 0.1%
Hercules Offshore, Inc. (a)	56,852	277,438
Vantage Drilling Co. (a)	69,497	127,874

		405,312

Oil Well Equipment & Services — 1.4%
Basic Energy Services, Inc. (a)	11,190	125,552
Bolt Technology Corp.	3,084	44,348
Cal Dive International, Inc. (a)	34,880	53,366
Dawson Geophysical Co. (a)	2,906	73,406
Dril-Quip, Inc. (a)	14,509	1,042,907
Edgen Group, Inc. (a)	5,390	41,773
Exterran Holdings, Inc. (a)	23,404	474,633
Flotek Industries, Inc. (a)	17,841	226,045
Forbes Energy Services Ltd. (a)	5,263	18,421
Forum Energy Technologies, Inc. (a)	7,947	193,271
Global Geophysical Services, Inc. (a)	7,038	38,779
Gulf Island Fabrication, Inc.	5,229	145,732

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	15

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil Well Equipment & Services (concluded)
Helix Energy Solutions Group, Inc. (a)	38,154	$697,074
Hornbeck Offshore
Services, Inc. (a)	12,760	467,654
ION Geophysical Corp. (a)(b)	47,441	329,241
Key Energy Services, Inc. (a)	54,472	381,304
Lufkin Industries, Inc.	12,130	652,837
Matrix Service Co. (a)	9,460	99,992
Mitcham Industries, Inc. (a)	4,652	74,106
Natural Gas Services Group, Inc. (a)	4,461	66,692
Newpark Resources, Inc. (a)	32,635	241,825
Parker Drilling Co. (a)	42,732	180,756
RigNet, Inc. (a)	4,422	81,807
Tesco Corp. (a)	11,030	117,800
Tetra Technologies, Inc. (a)	28,190	170,549
TGC Industries, Inc. (a)	5,320	38,304
Union Drilling, Inc. (a)	4,914	31,892
Willbros Group, Inc. (a)	14,188	76,190

		6,186,256

Oil, Gas & Consumable Fuels — 0.1%
Emerald Oil, Inc. (a)	17,195	14,272
EPL Oil & Gas, Inc. (a)	9,964	202,169

		216,441

Oil: Crude Producers — 2.9%
Abraxas Petroleum Corp. (a)	29,959	68,906
Apco Oil and Gas International, Inc.	3,277	52,727
Approach Resources, Inc. (a)	11,964	360,475
Berry Petroleum Co., Class A	18,860	766,282
Bill Barrett Corp. (a)	17,314	428,868
Bonanza Creek Energy, Inc. (a)	3,576	84,251
BPZ Resources, Inc. (a)(b)	38,015	108,723
Callon Petroleum Co. (a)	14,454	88,892
Carrizo Oil & Gas, Inc. (a)	14,235	356,017
Ceres, Inc. (a)	2,155	12,240
Clayton Williams Energy, Inc. (a)	2,106	109,280
Comstock Resources, Inc. (a)	17,335	318,617
Contango Oil & Gas Co. (a)	4,574	224,766
CREDO Petroleum Corp. (a)	2,469	35,776
Crimson Exploration, Inc. (a)	7,654	32,683
Endeavour International Corp. (a)	16,548	160,019
Energy XXI Bermuda Ltd.	28,455	994,502
Evolution Petroleum Corp. (a)(b)	6,014	48,593
Forest Oil Corp. (a)	42,375	358,069
FX Energy, Inc. (a)	19,236	143,500
Gastar Exploration Ltd. (a)	21,333	35,413
Goodrich Petroleum Corp. (a)	9,431	119,208
Gulfport Energy Corp. (a)	20,091	628,045
Halcon Resources Corp. (a)	40,182	294,534
Harvest Natural Resources, Inc. (a)	13,640	121,669
Isramco, Inc. (a)	368	42,688
Kodiak Oil & Gas Corp. (a)	95,201	891,081

Common Stocks	Shares	Value
Oil: Crude Producers (concluded)
Magnum Hunter Resources Corp. (a)	53,590	$237,940
McMoRan Exploration Co. (a)	36,634	430,449
Midstates Petroleum Co., Inc. (a)	8,709	75,333
Northern Oil and Gas, Inc. (a)	22,891	388,918
Oasis Petroleum, Inc. (a)	28,827	849,532
Panhandle Oil & Gas, Inc.	2,507	76,890
PDC Energy, Inc. (a)	10,784	341,098
Penn Virginia Corp.	16,644	103,193
Petroquest Energy, Inc. (a)	20,561	137,964
Quicksilver Resources, Inc. (a)	42,522	173,915
Resolute Energy Corp. (a)	17,494	155,172
Rex Energy Corp. (a)	15,696	209,542
Rosetta Resources, Inc. (a)	19,075	913,692
Sanchez Energy Corp. (a)	4,206	85,929
Saratoga Resources, Inc. (a)	6,990	38,305
Stone Energy Corp. (a)	17,841	448,166
Swift Energy Co. (a)(b)	15,413	321,823
Synergy Resources Corp. (a)	14,099	58,793
Triangle Petroleum Corp. (a)	16,128	115,476
Vaalco Energy, Inc. (a)(b)	21,055	180,020
Venoco, Inc. (a)	10,694	127,045
W&T Offshore, Inc.	12,488	234,525
Warren Resources, Inc. (a)	26,247	79,791
ZaZa Energy Corp. (a)	9,051	26,881

		12,696,216

Oil: Integrated — 0.1%
Targa Resources, Inc.	10,472	527,161

Oil: Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	790	24,095
Alon USA Energy, Inc.	3,653	50,046
Arabian American Development Co. (a)	7,377	72,221
Clean Energy Fuels Corp. (a)(b)	24,081	317,147
CVR Energy, Inc. (a)	6,080	223,440
Delek US Holdings, Inc.	6,257	159,491
Miller Energy Resources, Inc. (a)	10,744	54,042
Renewable Energy Group, Inc. (a)	2,649	17,616
Western Refining, Inc.	20,783	544,099

		1,462,197

Paints & Coatings — 0.2%
Chase Corp.	2,279	41,865
Ferro Corp. (a)	31,438	107,833
H.B. Fuller Co.	18,021	552,884

		702,582

Paper — 0.6%
Boise, Inc.	36,221	317,296
Buckeye Technologies, Inc.	14,256	457,047
Clearwater Paper Corp. (a)	8,428	348,161
Kapstone Paper and Packaging Corp. (a)	14,548	325,730
Neenah Paper, Inc.	5,746	164,566

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	16

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Paper (concluded)
P.H. Glatfelter Co.	15,431	$274,826
Resolute Forest Products (a)	28,985	376,805
Schweitzer-Mauduit International, Inc.	11,262	371,533
Wausau Paper Corp.	16,055	148,669

		2,784,633

Personal Care — 0.1%
Female Health Co.	7,147	51,101
Orchids Paper Products Co.	2,070	37,343
PhotoMedex, Inc. (a)	4,758	66,898
USANA Health Sciences, Inc. (a)	2,168	100,747
WD-40 Co.	5,741	302,206

		558,295

Pharmaceuticals — 2.5%
Achillion Pharmaceuticals, Inc. (a)	21,205	220,744
Acura Pharmaceuticals, Inc. (a)	4,423	7,696
Akorn, Inc. (a)(b)	20,465	270,547
Ampio Pharmaceuticals, Inc. (a)(b)	8,843	34,488
Anacor Pharmaceuticals, Inc. (a)	5,190	34,150
Auxilium Pharmaceuticals, Inc. (a)	17,435	426,460
Avanir Pharmaceuticals, Inc. (a)	49,334	157,869
BioCryst Pharmaceuticals, Inc. (a)	17,888	75,845
Biospecifics Technologies (a)	1,794	34,839
Cadence Pharmaceuticals, Inc. (a)	21,772	85,346
Cambrex Corp. (a)	10,755	126,156
Cempra, Inc. (a)	1,556	11,592
Corcept Therapeutics, Inc. (a)	16,749	46,730
Cumberland Pharmaceuticals, Inc. (a)	4,221	27,268
Depomed, Inc. (a)	20,233	119,577
Dusa Pharmaceuticals, Inc. (a)	8,177	55,522
Endocyte, Inc. (a)	10,765	107,327
Hi-Tech Pharmacal Co., Inc. (a)	3,888	128,732
Impax Laboratories, Inc. (a)(b)	24,175	627,583
Infinity Pharmaceuticals, Inc. (a)	8,657	203,872
Ironwood Pharmaceuticals, Inc. (a)	26,937	344,255
Isis Pharmaceuticals, Inc. (a)	36,097	507,885
Jazz Pharmaceuticals Plc (a)	14,990	854,580
Lannett Co., Inc. (a)	5,664	27,357
MAP Pharmaceuticals, Inc. (a)	10,106	157,350
The Medicines Co. (a)	19,905	513,748
Medicis Pharmaceutical Corp., Class A	20,739	897,377
Obagi Medical Products, Inc. (a)	6,791	84,276
Optimer Pharmaceuticals, Inc. (a)(b)	17,077	241,127
Pacira Pharmaceuticals, Inc. (a)(b)	6,713	116,806
Pain Therapeutics, Inc. (a)	13,691	69,140
Par Pharmaceutical Cos., Inc. (a)	13,280	663,734
Pernix Therapeutics Holdings, Inc. (a)	3,265	24,324
Pharmacyclics, Inc. (a)	19,649	1,267,361
Pozen, Inc. (a)	9,738	64,563
Prestige Brands Holdings, Inc. (a)	18,091	306,823

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Questcor Pharmaceuticals, Inc. (a)(b)	19,406	$359,011
Sagent Pharmaceuticals, Inc. (a)	3,404	54,294
Santarus, Inc. (a)	19,913	176,827
Sciclone Pharmaceuticals, Inc. (a)(b)	20,643	114,569
SIGA Technologies, Inc. (a)(b)	12,574	40,237
Spectrum Pharmaceuticals, Inc. (a)(b)	21,625	253,013
Supernus Pharmaceuticals, Inc. (a)(b)	1,181	13,641
Vical, Inc. (a)	27,622	119,327
Vivus, Inc. (a)	36,049	642,393
Xenoport, Inc. (a)(b)	15,267	174,960
Zogenix, Inc. (a)	18,949	50,404

		10,941,725

Plastics — 0.1%
A. Schulman, Inc.	10,610	252,730
Spartech Corp. (a)	11,031	59,016

		311,746

Power Transmission Equipment — 0.2%
Advanced Energy Industries, Inc. (a)	14,224	175,240
Generac Holdings, Inc.	8,889	203,469
Global Power Equipment Group, Inc.	6,228	115,156
Maxwell Technologies, Inc. (a)	10,604	86,104
Powell Industries, Inc. (a)	3,243	125,407
Power-One, Inc. (a)	24,372	136,483
Vicor Corp.	7,078	47,210

		889,069

Precious Metals & Minerals — 0.2%
Golden Minerals Co. (a)(b)	11,418	59,602
Horsehead Holding Corp. (a)	15,917	148,665
Stillwater Mining Co. (a)	41,729	491,985

		700,252

Printing & Copying Services — 0.1%
Casella Waste Systems, Inc. (a)	9,392	40,198
Cenveo, Inc. (a)	19,755	45,239
VistaPrint NV (a)(b)	12,301	420,079

		505,516

Producer Durables: Miscellaneous — 0.1%
Blount International, Inc. (a)	17,740	233,458
Park-Ohio Holdings Corp. (a)	3,143	68,109

		301,567

Production Technology Equipment — 1.2%
ATMI, Inc. (a)	11,389	211,494
Axcelis Technologies, Inc. (a)	39,525	41,501
Brooks Automation, Inc.	24,099	193,515
Cognex Corp.	15,405	532,705
Cohu, Inc.	8,837	82,979

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	17

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Production Technology Equipment (concluded)
Cymer, Inc. (a)	11,146	$569,115
Electro Scientific Industries, Inc.	8,308	101,524
Entegris, Inc. (a)(b)	49,589	403,159
FEI Co.	13,678	731,773
FSI International, Inc. (a)	14,366	89,069
GSI Group, Inc. (a)	10,597	94,419
Intevac, Inc. (a)	8,438	51,556
LTX-Credence Corp. (a)	17,964	103,293
Mattson Technology, Inc. (a)	21,235	20,598
MKS Instruments, Inc.	18,995	484,183
Nanometrics, Inc. (a)	8,540	117,937
Photronics, Inc. (a)	21,994	118,108
Rudolph Technologies, Inc. (a)(b)	11,670	122,535
Tessera Technologies, Inc.	18,625	254,790
Ultra Clean Holdings, Inc. (a)	8,612	49,174
Ultratech, Inc. (a)	9,428	295,851
Veeco Instruments, Inc. (a)	14,000	420,280

		5,089,558

Publishing — 0.3%
Courier Corp.	3,420	41,792
Daily Journal Corp. (a)	338	31,694
The Dolan Co. (a)	11,060	59,503
Journal Communications, Inc., Class A (a)	15,838	82,358
Martha Stewart Living Omnimedia, Inc., Class A	9,730	29,871
McClatchy Co., Class A (a)	21,082	47,013
Meredith Corp. (b)	13,068	457,380
The New York Times Co., Class A (a)	49,148	479,685
Scholastic Corp.	9,291	295,268
Value Line, Inc.	449	4,382

		1,528,946

Radio & TV Broadcasters — 0.2%
Beasley Broadcasting Group, Inc., Class A (a)	1,542	7,525
Central European Media Enterprises Ltd. (a)	13,348	86,896
Crown Media Holdings, Inc., Class A (a)	11,921	19,908
Cumulus Media, Inc., Class A (a)	21,292	58,340
Dial Global, Inc. (a)(b)	1,630	4,417
Entercom Communications Corp. (a)	8,906	61,095
Entravision Communications Corp., Class A	19,001	25,461
Fisher Communications, Inc. (a)	3,207	117,889
Lin TV Corp., Class A (a)	10,816	47,590
Nexstar Broadcasting Group, Inc., Class A (a)	4,121	43,765
Outdoor Channel Holdings, Inc.	5,513	40,135
Saga Communications, Inc. (a)	1,295	52,474
Salem Communications Corp., Class A	3,658	19,168

Common Stocks	Shares	Value
Radio & TV Broadcasters (concluded)
Sinclair Broadcast Group, Inc., Class A	18,301	$205,154

		789,817

Railroad Equipment — 0.1%
American Railcar Industries, Inc. (a)	3,415	96,781
Freightcar America, Inc.	4,352	77,422
Greenbrier Cos., Inc. (a)(b)	8,307	134,075

		308,278

Railroads — 0.3%
Genesee & Wyoming, Inc., Class A (a)	15,976	1,068,156
Railamerica, Inc. (a)	6,896	189,433

		1,257,589

Real Estate — 0.2%
AV Homes, Inc. (a)	3,584	53,187
Consolidated-Tomoka Land Co.	1,503	49,434
Forestar Group, Inc. (a)	12,443	207,300
Griffin Land & Nurseries, Inc.	987	33,291
HFF, Inc., Class A (a)	11,927	177,712
Kennedy-Wilson Holdings, Inc.	15,616	218,155
Market Leader, Inc. (a)	8,020	53,734
Tejon Ranch Co. (a)(b)	4,789	143,862
Thomas Properties Group, Inc.	11,701	68,100

		1,004,775

Real Estate Investment Trusts (REITs) — 7.7%
Acadia Realty Trust	16,410	407,296
AG Mortgage Investment Trust, Inc.	8,039	193,981
Agree Realty Corp.	4,186	106,701
Alexander’s, Inc.	754	322,327
American Assets Trust, Inc.	12,017	321,935
American Capital Mortgage Investment Corp.	13,182	331,264
American Realty Capital Trust, Inc.	57,228	671,284
AmREIT, Inc., Class B	472	6,995
Anworth Mortgage Asset Corp.	50,348	342,366
Apollo Commercial Real Estate Finance, Inc.	6,383	110,681
Ares Commercial Real Estate Corp.	2,778	47,393
ARMOUR Residential REIT, Inc.	107,441	822,998
Ashford Hospitality Trust, Inc.	19,434	163,246
Associated Estates Realty Corp.	17,357	263,132
Campus Crest Communities, Inc.	13,392	144,634
CapLease, Inc. (b)	24,111	124,654
Capstead Mortgage Corp.	35,673	481,229
Cedar Realty Trust, Inc.	21,979	116,049
Chatham Lodging Trust	5,025	69,747
Chesapeake Lodging Trust	13,719	272,597
Colonial Properties Trust (b)	31,731	667,938
Colony Financial, Inc.	14,237	277,337
Coresite Realty Corp.	7,471	201,269
Cousins Properties, Inc.	33,355	264,839

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	18

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
CreXus Investment Corp.	24,413	$263,905
CubeSmart	44,463	572,239
CYS Investments, Inc.	60,289	849,472
DCT Industrial Trust, Inc. (b)	89,460	578,806
DiamondRock Hospitality Co.	68,007	654,907
DuPont Fabros Technology, Inc.	22,155	559,414
Dynex Capital Corp.	19,699	211,764
Eastgroup Properties, Inc. (b)	10,320	549,024
Education Realty Trust, Inc.	40,352	439,837
Entertainment Properties Trust	16,963	753,666
Equity One, Inc.	19,917	419,452
Excel Trust, Inc.	12,222	139,575
FelCor Lodging Trust, Inc. (a)	45,244	214,457
First Industrial Realty Trust, Inc. (a)	35,052	460,583
First Potomac Realty Trust	18,538	238,769
Franklin Street Properties Corp. (b)	26,442	292,713
Getty Realty Corp.	9,381	168,389
Gladstone Commercial Corp.	4,013	73,277
Glimcher Realty Trust (b)	50,335	532,041
Government Properties Income Trust (b)	13,520	316,368
Gramercy Capital Corp. (a)	16,688	50,231
Gyrodyne Co. of America, Inc. (a)	428	46,494
Healthcare Realty Trust, Inc.	28,270	651,623
Hersha Hospitality Trust	62,705	307,254
Highwoods Properties, Inc. (b)	26,706	871,150
Hudson Pacific Properties, Inc.	13,026	240,981
Inland Real Estate Corp.	27,939	230,497
InvesCo. Mortgage Capital, Inc.	41,917	843,789
Investors Real Estate Trust	31,190	257,941
iStar Financial, Inc. (a)	30,666	253,914
Kite Realty Group Trust (b)	20,311	103,586
LaSalle Hotel Properties	30,957	826,242
Lexington Realty Trust (b)	42,872	414,143
LTC Properties, Inc.	11,112	353,917
Medical Properties Trust, Inc. (b)	49,136	513,471
Mission West Properties, Inc.	6,688	58,186
Monmouth Real Estate Investment Corp., Class A	14,727	164,795
National Health Investors, Inc.	8,884	456,993
New York Mortgage Trust, Inc.	10,815	76,246
NorthStar Realty Finance Corp.	48,790	310,304
Omega Healthcare Investors, Inc.	38,460	874,196
One Liberty Properties, Inc.	4,251	79,281
Parkway Properties, Inc.	5,774	77,198
Pebblebrook Hotel Trust	20,769	485,787
Pennsylvania Real Estate Investment Trust	20,157	319,690
PennyMac Mortgage Investment Trust (d)	21,283	497,384
Potlatch Corp. (b)	14,556	543,958
PS Business Parks, Inc.	6,658	444,888
RAIT Financial Trust	18,264	95,886
Ramco-Gershenson Properties Trust (b)	16,758	209,978

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Redwood Trust, Inc.	28,384	$410,433
Resource Capital Corp.	34,918	205,318
Retail Opportunity Investments Corp.	18,246	234,826
RLJ Lodging Trust	38,512	728,262
Rouse Properties, Inc.	8,028	115,202
Sabra Healthcare REIT, Inc.	13,506	270,255
Saul Centers, Inc.	2,736	121,478
Select Income REIT	3,332	82,034
Sovran Self Storage, Inc.	10,507	607,830
STAG Industrial, Inc.	10,930	177,722
Starwood Property Trust, Inc.	42,108	979,853
Strategic Hotel Capital, Inc. (a)	65,201	391,858
Summit Hotel Properties, Inc.	11,093	94,734
Sun Communities, Inc.	10,617	468,422
Sunstone Hotel Investors, Inc. (a)(b)	49,500	544,500
Terreno Realty Corp.	4,792	75,714
Two Harbors Investment Corp.	101,087	1,187,772
UMH Properties, Inc.	4,826	57,767
Universal Health Realty Income Trust	4,057	186,541
Urstadt Biddle Properties, Inc., Class A	8,239	166,675
Walter Investment Management Corp. (a)	10,322	382,017
Washington Real Estate Investment Trust	23,970	642,875
Western Asset Mortgage Capital Corp.	2,898	64,336
Whitestone REIT	4,175	55,110
Winthrop Realty Trust	10,620	114,484

		34,046,571

Recreational Vehicles & Boats — 0.3%
Arctic Cat, Inc. (a)	4,611	191,172
Brunswick Corp.	32,203	728,754
Drew Industries, Inc. (a)	6,899	208,419
Marine Products Corp.	3,777	22,511
Winnebago Industries, Inc. (a)	10,613	134,042

		1,284,898

Rental & Leasing Services: Consumer — 0.6%
Amerco, Inc.	3,099	329,610
Avis Budget Group, Inc. (a)	38,385	590,361
Dollar Thrifty Automotive Group, Inc. (a)	10,125	880,166
Rent-A-Center, Inc.	21,395	750,536
Zipcar, Inc. (a)	9,738	75,762

		2,626,435

Restaurants — 1.6%
AFC Enterprises, Inc. (a)	8,838	217,415
Biglari Holdings, Inc. (a)	437	159,531
BJ’s Restaurants, Inc. (a)	8,832	400,531
Bob Evans Farms, Inc.	10,523	411,765

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	19

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Restaurants (concluded)
Bravo Brio Restaurant Group, Inc. (a)	7,061	$102,737
Buffalo Wild Wings, Inc. (a)	6,710	575,315
Caribou Coffee Co., Inc. (a)	7,663	105,213
Carrols Restaurant Group, Inc. (a)	5,580	32,141
CEC Entertainment, Inc.	6,631	199,726
The Cheesecake Factory, Inc.	19,528	698,126
Cracker Barrel Old Country Store, Inc.	6,950	466,414
Denny’s Corp. (a)	34,863	169,085
DineEquity, Inc. (a)(b)	5,520	309,120
Domino’s Pizza, Inc.	20,891	787,591
Einstein Noah Restaurant Group, Inc.	2,253	39,856
Ellie Mae, Inc. (a)	9,073	247,058
Fiesta Restaurant Group, Inc. (a)	5,841	92,697
Frisch’s Restaurants, Inc.	1,105	21,934
Ignite Restaurant Group, Inc. (a)	2,386	33,261
Jack in the Box, Inc. (a)	15,942	448,130
Jamba, Inc. (a)	24,483	54,597
Krispy Kreme Doughnuts, Inc. (a)	21,605	171,328
Luby’s, Inc. (a)	7,239	48,718
Nathan’s Famous, Inc. (a)	942	29,626
Papa John’s International, Inc. (a)	6,477	345,937
Red Robin Gourmet Burgers, Inc. (a)	5,330	173,545
Ruby Tuesday, Inc. (a)	22,861	165,742
Ruth’s Hospitality Group, Inc. (a)	12,915	82,269
Sonic Corp. (a)(b)	22,027	226,217
Texas Roadhouse, Inc., Class A	22,514	384,989

		7,200,614

Scientific Instruments: Control & Filter — 0.7%
Brady Corp.	17,695	518,109
CIRCOR International, Inc.	6,224	234,956
Energy Recovery, Inc. (a)	15,535	45,983
ESCO Technologies, Inc.	9,589	372,533
The Gorman-Rupp Co.	5,515	148,905
Mine Safety Appliances Co.	9,944	370,613
PMFG, Inc. (a)	7,618	61,630
Robbins & Myers, Inc.	13,883	827,427
Sun Hydraulics, Inc.	7,514	199,647
Thermon Group Holdings, Inc. (a)	5,352	133,746
Watts Water Technologies, Inc., Class A	10,107	382,348

		3,295,897

Scientific Instruments: Electrical — 0.7%
A.O. Smith Corp.	14,036	807,631
A123 Systems, Inc. (a)	38,895	9,724
American Superconductor Corp. (a)	14,228	59,046
AZZ, Inc.	9,166	348,125
Coleman Cable, Inc.	3,087	29,759
EnerSys (a)	17,322	611,293
Franklin Electric Co., Inc.	8,462	511,866
Houston Wire & Cable Co.	6,479	69,714

Common Stocks	Shares	Value
Scientific Instruments: Electrical (concluded)
Littelfuse, Inc.	7,780	$439,881
Preformed Line Products Co.	866	47,033
Taser International, Inc. (a)	20,217	121,909

		3,055,981

Scientific Instruments: Gauges & Meters — 0.2%
Badger Meter, Inc.	5,275	191,957
Faro Technologies, Inc. (a)	6,063	250,523
Measurement Specialties, Inc. (a)(b)	5,489	181,027
Mesa Laboratories, Inc.	933	45,139
Vishay Precision Group, Inc. (a)	4,463	62,393
Zygo Corp. (a)	5,922	108,313

		839,352

Scientific Instruments: Pollution Control — 0.3%
ADA-ES, Inc. (a)	3,285	77,559
Ceco Environmental Corp.	2,559	25,001
Darling International, Inc. (a)	42,431	776,063
EnergySolutions, Inc. (a)	28,379	77,475
Heritage-Crystal Clean, Inc. (a)	2,799	55,560
Met-Pro Corp.	5,220	46,719
Metalico, Inc. (a)	14,497	37,112
Team, Inc. (a)	7,236	230,467
TRC Cos., Inc. (a)	5,660	42,563
US Ecology, Inc.	6,674	144,025

		1,512,544

Securities Brokerage & Services — 0.4%
BGC Partners, Inc.	35,884	175,832
FXCM, Inc.	8,229	78,587
Gain Capital Holdings, Inc.	5,506	27,145
GFI Group, Inc.	25,369	80,673
Gladstone Investment Corp.	8,184	63,999
International FCStone, Inc. (a)	5,001	95,319
Investment Technology Group, Inc. (a)	14,134	122,966
KBW, Inc.	12,616	207,785
Knight Capital Group, Inc., Class A (a)	64,028	171,595
Ladenburg Thalmann Financial Services, Inc. (a)	37,924	50,060
MarketAxess Holdings, Inc.	13,192	416,867
SWS Group, Inc. (a)	10,722	65,511

		1,556,339

Semiconductors & Components — 2.3%
Aeroflex Holding Corp. (a)	7,092	47,020
Alpha & Omega Semiconductor Ltd. (a)	6,168	53,106
Amkor Technology, Inc. (a)	26,371	116,032
Anadigics, Inc. (a)(b)	25,661	35,669
Applied Micro Circuits Corp. (a)	22,612	114,417
Audience, Inc. (a)	2,184	13,541
AuthenTec, Inc. (a)	16,220	129,922
AXT, Inc. (a)	11,698	39,539

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	20

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Semiconductors & Components (concluded)
Cavium, Inc. (a)(b)	17,907	$596,840
Ceva, Inc. (a)	8,435	121,295
Cirrus Logic, Inc. (a)	23,312	894,948
Diodes, Inc. (a)	12,709	216,180
DSP Group, Inc. (a)	7,234	42,970
Entropic Communications, Inc. (a)	32,010	186,298
Exar Corp. (a)	13,491	107,928
Formfactor, Inc. (a)(b)	18,010	100,676
GT Advanced Technologies, Inc. (a)(b)	42,941	234,028
Hittite Microwave Corp. (a)(b)	11,332	628,586
Inphi Corp. (a)	8,497	90,578
Integrated Device Technology, Inc. (a)(b)	50,921	299,415
Integrated Silicon Solutions, Inc. (a)	9,925	91,906
Intermolecular, Inc. (a)	5,047	35,834
International Rectifier Corp. (a)(b)	24,924	415,982
Intersil Corp., Class A	45,707	399,936
IXYS Corp. (a)	8,905	88,338
Kopin Corp. (a)	24,233	91,116
Lattice Semiconductor Corp. (a)	42,844	164,093
M/A-COM Technology Solutions Holdings, Inc. (a)	2,205	28,004
MaxLinear, Inc., Class A (a)	7,910	52,918
MEMC Electronic Materials, Inc. (a)	83,755	230,326
Micrel, Inc.	17,658	183,996
Microsemi Corp. (a)	32,098	644,207
Mindspeed Technologies, Inc. (a)	13,407	46,388
MIPS Technologies, Inc. (a)	17,426	128,778
Monolithic Power Systems, Inc. (a)	11,098	219,186
MoSys, Inc. (a)	11,903	48,088
Omnivision Technologies, Inc. (a)	18,843	262,954
Pericom Semiconductor Corp. (a)	8,555	74,300
PLX Technology, Inc. (a)	16,324	94,189
Power Integrations, Inc.	10,251	311,938
QuickLogic Corp. (a)	14,982	41,950
Rambus, Inc. (a)	40,069	221,982
RF Micro Devices, Inc. (a)(b)	99,973	394,893
Rubicon Technology, Inc. (a)	6,232	59,703
Semtech Corp. (a)	23,580	593,037
Sigma Designs, Inc. (a)	11,944	78,950
Silicon Image, Inc. (a)(b)	30,244	138,820
Spansion, Inc., Class A (a)	17,516	208,791
Supertex, Inc. (a)	3,773	67,461
TriQuint Semiconductor, Inc. (a)	60,642	306,242
Volterra Semiconductor
Corp. (a)(b)	9,224	201,729

		9,995,023

Shipping — 0.3%
Frontline Ltd. (a) (b)	18,772	72,084
GasLog Ltd. (a)	8,631	99,947
Genco Shipping & Trading Ltd. (a)	11,338	41,724
Gulfmark Offshore, Inc., Class A (a)	9,658	319,100

Common Stocks	Shares	Value
Shipping (concluded)
International Shipholding Corp.	1,965	$33,150
Knightsbridge Tankers Ltd.	8,849	57,961
Nordic American Tankers Ltd.	19,234	193,879
Overseas Shipholding Group, Inc. (b)	8,984	59,294
Rand Logistics, Inc. (a)	6,313	47,537
Scorpio Tankers, Inc. (a)	13,600	81,600
Ship Finance International Ltd.	16,266	255,702
Teekay Tankers Ltd., Class A	22,923	85,732

		1,347,710

Software — 0.0%
Eloqua, Inc. (a)	3,110	61,423
Exa Corp. (a)	1,546	16,774

		78,197

Specialty Retail — 3.6%
1-800-FLOWERS.COM, Inc., Class A (a)	9,406	35,084
Aéropostale, Inc. (a)	29,297	396,388
America’s Car-Mart, Inc. (a)	2,907	132,181
ANN, Inc. (a)(b)	17,606	664,274
Asbury Automotive Group, Inc. (a)	10,004	279,612
Barnes & Noble, Inc. (a)	10,160	129,845
bebe Stores, Inc.	13,378	64,214
Big 5 Sporting Goods Corp.	6,045	60,148
Blue Nile, Inc. (a)	4,468	165,718
Body Central Corp. (a)	5,890	61,551
Brown Shoe Co., Inc.	15,577	249,699
The Buckle, Inc. (b)	10,025	455,436
Cabela’s, Inc., Class A (a)	16,839	920,757
CafePress, Inc. (a)	1,697	15,460
Casual Male Retail Group, Inc. (a)	15,090	69,867
The Cato Corp., Class A	9,836	292,228
The Children’s Place Retail Stores, Inc. (a)	8,764	525,840
Citi Trends, Inc. (a)	5,457	68,513
Collective Brands, Inc. (a)	21,957	476,686
Conn’s, Inc. (a)	5,684	125,332
Destination Maternity Corp.	4,852	90,732
Express, Inc. (a)	32,281	478,404
The Finish Line, Inc., Class A	18,292	415,960
Five Below, Inc. (a)	3,923	153,311
Francesca’s Holdings Corp. (a)	12,525	384,893
Genesco, Inc. (a)	8,818	588,425
Group 1 Automotive, Inc.	8,277	498,524
Haverty Furniture Cos., Inc.	6,939	96,313
hhgregg, Inc. (a)(b)	5,680	39,192
Hibbett Sports, Inc. (a)	9,546	567,510
Hot Topic, Inc.	15,345	133,501
Jos. A. Bank Clothiers, Inc. (a)(b)	10,032	486,351
Lithia Motors, Inc., Class A	7,804	259,951
Lumber Liquidators Holdings, Inc. (a)	9,952	504,367
MarineMax, Inc. (a)	7,464	61,877
Mattress Firm Holding Corp. (a)	4,005	112,741

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	21

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Specialty Retail (concluded)
The Men’s Wearhouse, Inc.	18,381	$632,858
Monro Muffler, Inc.	11,157	392,615
New York & Co. (a)	9,930	37,238
Office Depot, Inc. (a)(b)	101,666	260,265
OfficeMax, Inc.	31,392	245,172
Orchard Supply Hardware Stores Corp., Class A (a)	668	9,673
Penske Automotive Group, Inc.	15,289	460,046
The Pep Boys - Manny, Moe & Jack	19,195	195,405
Perfumania Holdings, Inc. (a)	1,822	13,118
Pier 1 Imports, Inc.	35,044	656,725
RadioShack Corp. (b)	36,013	85,711
Regis Corp.	20,754	381,459
Rue21, Inc. (a)	5,612	174,814
Shoe Carnival, Inc.	5,189	122,097
Shutterfly, Inc. (a)	12,916	401,946
Sonic Automotive, Inc.	14,483	274,887
Stage Stores, Inc.	11,112	234,019
Stamps.com, Inc. (a)	5,060	117,088
Stein Mart, Inc. (a)	10,037	85,415
Systemax, Inc. (a)	4,002	47,264
Teavana Holdings, Inc. (a)	3,204	41,780
Tilly’s, Inc., Class A (a)	3,325	60,947
Vitamin Shoppe, Inc. (a)(b)	10,629	619,883
The Wet Seal, Inc., Class A (a)	32,870	103,540
Zumiez, Inc. (a)	7,962	220,786

		15,935,636

Steel — 0.2%
AK Steel Holding Corp.	40,175	192,840
Carbonite, Inc. (a)	4,167	29,211
Handy & Harman Ltd. (a)	1,905	28,156
Olympic Steel, Inc.	3,248	54,826
Schnitzer Steel Industries, Inc., Class A	9,019	253,885
Shiloh Industries, Inc.	2,150	24,123
TMS International Corp. (a)	4,574	45,283
Universal Stainless & Alloy Products, Inc. (a)	2,489	92,466

		720,790

Synthetic Fibers & Chemicals — 0.0%
Zoltek Cos., Inc. (a)	9,911	76,216

Technology: Miscellaneous — 0.3%
Acorn Energy, Inc. (b)	6,525	58,203
Benchmark Electronics, Inc. (a)	20,649	315,310
CTS Corp.	12,470	125,573
Fabrinet (a)	8,017	92,917
Key Tronic Corp. (a)	3,837	38,063
Pendrell Corp. (a)	56,537	63,887
Plexus Corp. (a)	12,615	382,109
Sanmina-SCI Corp. (a)	29,188	247,806
Vocus, Inc. (a)	7,501	150,470

		1,474,338

Common Stocks	Shares	Value
Telecommunications Equipment — 0.3%
Arris Group, Inc. (a)	40,842	$522,369
Brightpoint, Inc. (a)	25,052	224,967
CalAmp Corp. (a)	10,470	85,958
Symmetricom, Inc. (a)	15,042	104,843
Tessco Technologies, Inc.	1,969	41,684
Ubiquiti Networks, Inc. (a)(b)	3,821	45,470
Vocera Communications, Inc. (a)	2,514	77,708

		1,102,999

Textile Products — 0.1%
Culp, Inc.	3,111	36,586
Interface, Inc.	21,006	277,489
Unifi, Inc. (a)	5,123	65,677

		379,752

Textiles Apparel & Shoes — 1.4%
Cherokee, Inc.	3,029	44,102
Columbia Sportswear Co.	4,389	237,006
Crocs, Inc. (a)	32,471	526,355
Delta Apparel, Inc. (a)	2,516	34,645
Fifth & Pacific Cos., Inc. (a)	39,249	501,602
G-III Apparel Group Ltd. (a)	6,028	216,405
Iconix Brand Group, Inc. (a)	25,551	466,050
The Jones Group, Inc.	29,514	379,845
K-Swiss, Inc., Class A (a)	9,250	31,728
Maidenform Brands, Inc. (a)(b)	8,523	174,551
Oxford Industries, Inc.	5,041	284,565
Perry Ellis International, Inc. (a)	4,180	92,169
Quiksilver, Inc. (a)	47,403	157,378
R.G. Barry Corp.	3,050	44,957
Skechers U.S.A., Inc., Class A (a)	13,620	277,848
Steven Madden Ltd. (a)	14,143	618,332
True Religion Apparel, Inc.	9,366	199,777
Tumi Holdings, Inc. (a)	7,829	184,295
Vera Bradley, Inc. (a)	7,308	174,296
The Warnaco Group, Inc. (a)	14,787	767,445
Weyco Group, Inc.	2,396	58,343
Wolverine World Wide, Inc.	17,560	779,137

		6,250,831

Tobacco — 0.2%
Alliance One International, Inc. (a)	31,632	102,171
Star Scientific, Inc. (a)(b)	53,007	183,404
Universal Corp.	8,381	426,761
Vector Group Ltd.	20,001	331,817

		1,044,153

Toys — 0.1%
Jakks Pacific, Inc.	7,815	113,864
Leapfrog Enterprises, Inc. (a)(b)	18,385	165,833

		279,697

Transportation Miscellaneous — 0.2%
Echo Global Logistics, Inc. (a)	5,344	91,650
HUB Group, Inc., Class A (a)	13,376	397,000

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	22

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Transportation Miscellaneous (concluded)
Odyssey Marine Exploration, Inc. (a)	26,541	$83,869
Pacer International, Inc. (a)	12,845	51,123
Textainer Group Holdings Ltd.	4,922	150,367
Wesco Aircraft Holdings, Inc. (a)	6,229	85,088
XPO Logistics, Inc. (a)	6,417	78,544

		937,641

Truckers — 0.6%
Arkansas Best Corp.	9,228	73,086
Celadon Group, Inc.	7,297	117,263
Forward Air Corp.	10,422	316,933
Heartland Express, Inc.	17,226	230,139
Knight Transportation, Inc.	20,760	296,868
Marten Transport Ltd.	5,652	99,305
Old Dominion Freight Line, Inc. (a)(b)	25,693	774,901
Patriot Transportation Holding, Inc. (a)	2,318	64,626
Quality Distribution, Inc. (a)	7,743	71,623
Roadrunner Transportation Systems, Inc. (a)	4,628	74,881
Saia, Inc. (a)	5,822	117,255
Swift Transportation Co. (a)	28,671	247,144
Universal Truckload Services, Inc.	1,956	31,237
Werner Enterprises, Inc.	15,948	340,809

		2,856,070

Utilities: Electrical — 2.3%
Allete, Inc.	13,777	575,052
American DG Energy, Inc. (a)	8,737	22,629
Atlantic Power Corp.	41,077	614,512
Avista Corp.	21,143	544,221
Black Hills Corp.	15,918	566,203
CH Energy Group, Inc.	5,393	351,678
Cleco Corp.	22,028	924,735
El Paso Electric Co.	14,423	493,988
The Empire District Electric Co.	15,298	329,672
Genie Energy Ltd.	5,472	39,234
GenOn Energy, Inc. (a)	278,972	705,799
IDACORP, Inc.	18,080	782,322
MGE Energy, Inc.	8,351	442,519
NorthWestern Corp.	13,160	476,787
Otter Tail Corp.	12,981	309,727
Pike Electric Corp. (a)	6,230	49,529
PNM Resources, Inc.	28,716	603,897
Portland General Electric Co.	27,301	738,219
UIL Holdings Corp.	18,302	656,310
Unitil Corp.	4,975	135,419
UNS Energy Corp.	14,551	609,105

		9,971,557

Utilities: Gas Distributors — 1.0%
Chesapeake Utilities Corp.	3,484	165,002
Delta Natural Gas Co., Inc.	2,466	47,742
The Laclede Group, Inc.	8,197	352,471

Common Stocks	Shares	Value
Utilities: Gas Distributors (concluded)
New Jersey Resources Corp.	15,009	$686,211
Northwest Natural Gas Co.	9,700	477,628
Piedmont Natural Gas Co.	25,944	842,661
South Jersey Industries, Inc.	11,006	582,548
Southwest Gas Corp.	16,660	736,372
WGL Holdings, Inc.	18,690	752,273

		4,642,908

Utilities: Miscellaneous — 0.0%
Ormat Technologies, Inc.	6,331	118,706

Utilities: Telecommunications — 0.9%
8x8, Inc. (a)	25,720	168,723
Atlantic Tele-Network, Inc.	3,287	141,275
Boingo Wireless, Inc. (a)	5,806	46,100
Cbeyond Communications, Inc. (a)	9,922	97,831
Cincinnati Bell, Inc. (a)	71,227	405,994
Cogent Communications Group, Inc.	16,933	389,290
Consolidated Communications Holdings, Inc.	14,366	246,952
Fairpoint Communications, Inc. (a)(b)	7,640	57,758
General Communication, Inc., Class A (a)	13,412	131,438
Hawaiian Telcom HoldCo, Inc. (a)	3,713	65,831
HickoryTech Corp.	4,881	51,641
IDT Corp., Class B	5,591	57,420
inContact, Inc. (a)	13,087	85,327
Ipass, Inc. (a)	18,879	41,534
Iridium Communications, Inc. (a)	17,990	131,687
j2 Global, Inc.	16,623	545,567
Leap Wireless International, Inc. (a)	19,538	133,249
Lumos Networks Corp.	5,567	43,757
magicJack VocalTec Ltd. (a)	5,499	134,890
Neutral Tandem, Inc. (a)	10,231	95,967
NTELOS Holdings Corp.	5,474	95,083
ORBCOMM, Inc. (a)	13,138	49,136
Premiere Global Services, Inc. (a)	18,214	170,301
Primus Telecommunications Group, Inc.	4,401	67,203
Shenandoah Telecom Co.	8,644	152,134
Towerstream Corp. (a)(b)	17,428	70,758
USA Mobility, Inc.	8,134	96,551
Vonage Holdings Corp. (a)	49,566	113,010

		3,886,407

Utilities: Water — 0.3%
American States Water Co.	6,858	304,701
Artesian Resources Corp., Class A	2,719	63,162
California Water Service Group	15,248	284,375
Connecticut Water Service, Inc.	3,159	100,772
Consolidated Water Co., Inc.	5,252	43,434
Middlesex Water Co.	5,715	109,499
SJW Corp.	5,127	130,021

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	23

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Utilities: Water (concluded)
York Water Co.	4,663	$85,520

		1,121,484

Total Common Stocks — 98.0%		434,089,325

Investment Companies
Asset Management & Custodian — 0.3%
BlackRock Kelso Capital Corp. (d)	24,999	242,991
Firsthand Technology Value Fund, Inc. (a)	3,107	54,186
Gladstone Capital Corp.	7,787	68,136
Hercules Technology Growth Capital, Inc.	18,120	199,501
Pennantpark Investment Corp.	20,525	217,770
Prospect Capital Corp.	53,688	618,486

		1,401,070

Total Investment Companies — 0.3%		1,401,070

Other Interests (e)
Machinery: Industrial — 0.0%
Gerber Scientific, Inc.	12,866	—

Total Other Interests — 0.0%		—

Warrants (f)
Oil: Crude Producers — 0.0%
Magnum Hunter Resources Corp. (Issued 8/31/12, 1 Share for 1 Warrant, Expires 10/14/13, Strike Price $10.50)	5,700	—

Total Warrants — 0.0%		—

Total Long-Term Investments (Cost — $323,555,658) — 98.3%		435,490,395

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15%(d)(g)	10,115,569	$10,115,569

	Beneficial Interest (000)	Value
BlackRock Liquidity Series LLC, Money Market Series, 0.29%(d)(g)(h)	$39,915	39,915,278

Total Short-Term Securities (Cost — $50,030,847) — 11.3%		50,030,847

Total Investments (Cost — $373,586,505*) — 109.6%		485,521,242
Liabilities in Excess of Other Assets — (9.6)%		(42,527,107)

Net Assets — 100.0%		$442,994,135

*	The cost and unrealized appreciation/depreciation of investments as of September 30, 2012, as computed for federal income tax purposes, were as follows:

Tax cost	$385,113,035

Gross unrealized appreciation	$127,080,350
Gross unrealized depreciation	(26,672,143)

Net unrealized appreciation	$100,408,207

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	24

Schedule of Investments (continued)	Master Small Cap Index Series

(d)	Investment in issuers considered to be an affiliate of the Series during the period ended September 30, 2012, for purposes of Section 2(a) (3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2012	Value at September 30, 2012	Income	Realized Gain/(Loss)

BlackRock Kelso Capital Corp.	34,792	—		(9,793)	24,999	$242,991	$21,817	$(6,872)
BlackRock Liquidity Funds, TempFund, Institutional Class	7,771,176	2,344,393	[1]	—	10,115,569	$10,115,569	$14,534	—
BlackRock Liquidity Series LLC, Money Market Series	$58,201,803	—		$(18,286,525)[1]	$39,915,278	$39,915,278	$628,651	—
PennyMac Mortgage Investment Trust	13,158	16,037		(7,912)	21,283	$497,384	$22,345	$4,231

[1]	Represents net shares/beneficial interest purchased/sold.
(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(g)	Represents the current yield as of report date.
(h)	Security was purchased with the cash collateral from loaned securities.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of September 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
105	Russell 2000 EMINI	ICE Futures US Indices	December 2012	$8,761,200	$(32,378)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Series has the ability to access

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	25

Schedule of Investments (concluded)	Master Small Cap Index Series

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its semi- annual report.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$434,089,325	—	—	$434,089,325
Investment Companies	1,401,070	—	—	1,401,070
Short-Term Securities	10,115,569	$39,915,278	—	50,030,847

Total	$445,605,964	$39,915,278	—	$485,521,242

[1]	See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity Contracts	$(32,378)	—	—	$(32,378)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Series’ assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$631,370	—	—	$631,370
Cash pledged as collateral for financial futures contracts	637,000	—	—	637,000
Liabilities:
Collateral on Securities loaned at value	—	$(39,915,278)	—	(39,915,278)

Total	$1,268,370	$(39,915,278)	—	$(38,646,908)

There were no transfers between levels during the period ended September 30, 2012.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	26

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
U.S. TREASURY OBLIGATIONS — 99.45%
U.S. Treasury Note,
2.00%, Due 1/15/2014 A	$10,312	$10,766
1.25%, Due 4/15/2014 A	4,228	4,395
2.00%, Due 7/15/2014 A	9,323	9,943
1.625%, Due 1/15/2015 A	9,128	9,783
0.50%, Due 4/15/2015 A	15,515	16,300
1.875%, Due 7/15/2015 A	6,272	6,899
2.00%, Due 1/15/2016 A	9,223	10,339
0.125%, Due 4/15/2016 A	31,187	33,051
2.50%, Due 7/15/2016 A	12,448	14,452
2.375%, Due 1/15/2017 A	9,015	10,574
0.125%, Due 4/15/2017 A	5,336	5,749
1.375%, Due 7/15/2018 A	2,306	2,703
2.125%, Due 1/15/2019 A	11,947	14,660
1.875%, Due 7/15/2019 A	1,894	2,327
1.25%, Due 7/15/2020 A	1,156	1,382
1.125%, Due 1/15/2021 A	19,806	23,447
0.625%, Due 7/15/2021 A	23,005	26,335
0.125%, Due 1/15/2022 A	20,727	22,624
0.125%, Due 7/15/2022 A	6,048	6,609
2.00%, Due 1/15/2026 A	1,506	1,979

Total U.S. Treasury Obligations (Cost $229,880)		234,317

	Shares
SHORT-TERM INVESTMENTS — 1.57% (Cost $3,708)
JPMorgan U.S. Government Money Market Fund, Capital Class	3,708,525	3,708

TOTAL INVESTMENTS — 101.02% (Cost $233,588)		238,025
LIABILITIES, NET OF OTHER ASSETS — (1.02%)		(2,405)

TOTAL NET ASSETS — 100.00%		$235,620

Percentages are stated as a percent of net assets.

A Inflation-Indexed Note.

AMERICAN BEACON HOLLAND LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK — 95.68%
CONSUMER DISCRETIONARY — 12.91%
Hotels, Restaurants & Leisure — 3.83%
Yum! Brands, Inc.	40,450	$2,683

Internet & Catalog Retail — 4.51%
Amazon.com, Inc.A	10,650	2,709
priceline.com, Inc.A	715	444

		3,153

Specialty Retail — 2.07%
Advance Auto Parts, Inc.	21,200	1,451

Textiles & Apparel — 2.50%
NIKE, Inc., Class B	18,450	1,751

Total Consumer Discretionary		9,038

CONSUMER STAPLES — 9.56%
Beverages — 3.10%
Monster Beverage Corp.A	15,050	815
PepsiCo, Inc.	19,150	1,355

		2,170

Food & Drug Retailing — 4.08%
Costco Wholesale Corp.	14,950	1,498
Mead Johnson Nutrition Co., Class A	18,550	1,359

		2,857

Food Products — 1.56%
HJ Heinz Co.	19,500	1,091

Household Products — 0.82%
Procter & Gamble Co.	8,250	572

Total Consumer Staples		6,690

ENERGY - 11.01%
Energy Equipment & Services — 1.79%
Halliburton Co.	37,150	1,252

Oil & Gas — 9.22%
Exxon Mobil Corp.	11,759	1,075
Occidental Petroleum Corp.	15,000	1,291
Range Resources Corp.	46,950	3,280
Southwestern Energy Co.A	23,350	812

		6,458

Total Energy		7,710

	Shares	Fair Value
		(000’s)
FINANCIALS — 4.44%
Diversified Financials — 3.16%
BlackRock, Inc., Class A	3,550	$633
Greenhill & Co. Inc	17,100	885
TD Ameritrade Holding Corp.	44,950	691

		2,209

Insurance — 1.28%
Berkshire Hathaway, Inc., Class BA	10,190	899

Total Financials		3,108

HEALTH CARE — 13.08%
Health Care Equipment & Supplies — 8.32%
Covidien plc	43,450	2,581
Hospira, Inc.A	44,600	1,464
Waters Corp.A	21,350	1,779

		5,824

Health Care Providers & Services — 4.76%
Cerner Corp.A	13,000	1,006
DaVita, Inc.A	6,850	710
Laboratory Corp. of America HoldingsA	17,450	1,614

		3,330

Total Health Care		9,154

INDUSTRIALS — 6.07%
Aerospace & Defense — 1.12%
United Technologies Corp.	10,000	783

Air Freight & Couriers — 0.66%
Expeditors International of Washington, Inc.	12,700	462

Electrical Equipment — 1.70%
Roper Industries, Inc.	10,800	1,187

Industrial Conglomerates — 2.02%
Honeywell International, Inc.	23,750	1,419

Trading Companies & Distributors — 0.57%
MSC Industrial Direct Co., Inc., Class A	5,950	401

Total Industrials		4,252

INFORMATION TECHNOLOGY — 35.62%
Communications Equipment — 4.39%
Cisco Systems, Inc.	111,650	2,131
NeuStar, Inc., Class AA	23,500	941

		3,072

Computers & Peripherals — 7.63%
Apple, Inc.	4,850	3,236

	Shares	Fair Value
		(000’s)

International Business Machines Corp.	10,150	$2,106

		5,342
Internet Software & Services — 3.07%
Google, Inc., Class AA	2,850	2,150

IT Consulting & Services — 6.00%
Automatic Data Processing, Inc.	9,900	581
IHS, Inc., Class AA	12,700	1,236
Visa, Inc., Class A	17,750	2,384

		4,201

Semiconductor Equipment & Products — 5.47%
Intel Corp.	28,250	641
QUALCOMM, Inc.	51,000	3,187

		3,828

Software — 9.06%
Adobe Systems, Inc.A	45,750	1,485
Citrix Systems, Inc.A	38,300	2,933
MICROS Systems, Inc.A	20,550	1,009
Microsoft Corp.	31,050	925

		6,352

Total Information Technology		24,945

MATERIALS — 2.99%
Ecolab, Inc.	12,100	784
Praxair, Inc.	12,600	1,309

Total Materials		2,093

Total Common Stock (Cost $47,831)		66,990

SHORT-TERM INVESTMENTS — 4.02% (Cost $2,813)
JPMorgan U.S. Government Money Market Fund, Capital Class	2,813,390	2,813

TOTAL INVESTMENTS — 99.70% (Cost $50,644)		69,803
OTHER ASSETS, NET OF LIABILITIES — 0.30%		207

TOTAL NET ASSETS — 100.00%		$70,010

Percentages are stated as a percent of net assets.

A Non-income producing security.

Futures Contracts Open on September 30, 2012 ($000’s):
Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index Future	Long	37	December, 2012	$2,653	$1

				$2,653	$1

AMERICAN BEACON FUNDS SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Prices of debt securities may be determined using quotes obtained from brokers.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

For valuation purposes, the last quoted price of non U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	—	Quoted prices in active markets for identical securities.

Level 2	—

Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities include fixed-income securities that are valued using observable inputs as stated above.

Level 3 —

Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and International Financial Reporting Standards (“IFRSs”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

Management has evaluated the implications of these changes and determined that the impact will only affect the disclosure requirements related to the financial statements.

The Funds’ investments are summarized by level based on the inputs used to determine their values. As of September 30, 2012, the Fund’s investments were classified as follows: (in thousands)

Treasury Inflation Protected Securities Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$234,317	$-	$234,317
Short-Term Investments	3,708	-	-	3,708

Total Investments in Securities	$3,708	$234,317	$-	$238,025

Holland Large-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stock	$66,990	$-	$-	$66,990
Short-Term Investments	2,813	-	-	2,813

Total Investments in Securities	$69,803	$-	$-	$69,803

Futures Contracts	1	-	-	1

As of September 30, 2012, there were no significant transfers between levels.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. Certain Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The initial margin amount is reflected as a Deposit with broker for futures contracts on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

Cost of Investments for Federal Income Tax Purposes

As of September 30, 2012, the cost of investments for federal income tax purposes was as follows (in thousands):

	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Treasury Inflation Protected Securities Fund	$ 233,957	$ 4,180	$ (112)	$ 4,068
Holland Large-Cap Growth Fund	$ 50,822	$ 20,191	$ (1,210)	$ 18,981

ITEM 2.  CONTROLS AND PROCEDURES.

(a)        Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b)      There were no changes in the Trust’s internal control over financial reporting during the Trust’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a)      A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:
/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President and Chief Executive Officer

Date: November 29, 2012

By:
/s/ Melinda G. Heika
Melinda G. Heika
Treasurer and Chief Financial Officer

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President and Chief Executive Officer

Date: November 29, 2012

By:
/s/ Melinda G. Heika
Melinda G. Heika
Treasurer and Chief Financial Officer

Date: November 29, 2012